1933 Act No. 333-37453
                                                       1940 Act No. 811-8413

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [ ]
    Pre-Effective Amendment No.                                             [ ]
    Post-Effective Amendment No. 6                                          [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [ ]
     Amendment No. 5                                                        [X]


                             EVERGREEN EQUITY TRUST
               (Exact Name of Registrant as Specified in Charter)

              200 Berkeley Street, Boston, Massachusetts 02116-5034
                    (Address of Principal Executive Offices)

                                 (617) 210-3200
                         (Registrant's Telephone Number)

                          The Corporation Trust Company
                               1209 Orange Street
                           Wilmington, Delaware 19801
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective:
[ ]  immediately upon filing pursuant to paragraph (b)
[X]  on August 1, 1998 pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(i)
[ ]  on (date) pursuant to paragraph (a)(i)
[ ]  75 days after filing pursuant to paragraph (a)(ii)
[ ]  on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment
[ ]  60 days after filing pursuant to paragraph (a)(i)
[ ]  on (date) pursuant to paragraph (a)(i)

                             EVERGREEN EQUITY TRUST

                                   CONTENTS OF
                        POST-EFFECTIVE AMENDMENT NO. 6
                                       to
                             REGISTRATION STATEMENT

     This Post-Effective Amendment No. 6 to Registrant's Registration Statement Nos. 333-37453/811-8413 consists of the following pages, items of information and documents:


                                The Facing Sheet

                               The Contents Page

                           The Cross-Reference Sheet

                                     PART A
                                     ------

     Prospectuses  for  Evergreen   Foundation  Fund,  Evergreen  Tax  Strategic
Foundation Fund, Evergreen American Retirement Fund and Evergreen Balanced Fund are contained herein.

     Prospectuses for the following funds are contained in Post-Effective Amendment No. 5 to Registrant's Registration Statement Nos. 333-37453/811-8413 filed on June 12, 1998: Evergreen Aggressive Growth Fund, Evergreen Fund, Evergreen Micro Cap Fund, Evergreen Omega Fund, Evergreen Small Company Growth Fund, Evergreen Strategic Growth Fund and Evergreen Tax Strategic Equity Fund

     Prospectuses for the following funds are contained in Post-Effective Amendment No. 2 to Registrant's Registration Statement Nos. 333-37453/811-8413 filed on December 12, 1997: Evergreen Fund for Total Return, Evergreen Growth and Income Fund, Evergreen Income and Growth Fund, Evergreen Small Cap Equity Income Fund, Evergreen Value Fund, Evergreen Utility Fund, and Evergreen Blue Chip Fund.

     Prospectuses for Evergreen Stock Selector (formerly, Core Stock) Fund are contained in Post-Effective Amendment No. 4 to Registrant's Registration Statement Nos. 333-37453/811-8413 filed on March 12, 1998.

                                     PART B
                                     ------

     Statement of Additional Information for Evergreen Foundation Fund, Evergreen Tax Strategic Foundation Fund, Evergreen American Retirement Fund and Evergreen Balanced Fund are contained herein.

     Statement of Additional Information  for the following funds are contained in Post-Effective Amendment No. 5 to Registrant's Registration Statement Nos. 333-37453/811-8413 filed on June 12, 1998: Evergreen Stock Selector (formerly, Core Stock) Fund, Evergreen Aggressive Growth Fund, Evergreen Fund, Evergreen Micro Cap Fund, Evergreen Omega Fund, Evergreen Small Company Growth Fund, Evergreen Strategic Growth Fund and Evergreen Tax Strategic Equity Fund

     Prospectuses for the following funds are contained in Post-Effective Amendment No. 2 to Registrant's Registration Statement Nos. 333-37453/811-8413 filed on December 12, 1997: Evergreen Fund for Total Return, Evergreen Growth and Income Fund, Evergreen Income and Growth Fund, Evergreen Small Cap Equity Income Fund, Evergreen Value Fund, Evergreen Utility Fund, and Evergreen Blue Chip Fund.

                                     PART C
                                     ------

                              Financial Statements

                                    Exhibits

                          Number of Holders of Securities

                                 Indemnification

              Business and Other Connections of Investment Adviser

                             Principal Underwriter

                        Location of Accounts and Records

                                  Undertakings

                                   Signatures

                             EVERGREEN EQUITY TRUST

     Cross-Reference Sheet pursuant to Rules 404 and 495 under the Securities Act of 1933.

N-1A Item No.                                     Location in Prospectus(es)
Part A

Item 1.   Cover Page                              Cover Page

Item 2.   Synopsis and Fee Table                  Expense Information; Performance Data

Item 3.   Condensed Financial Information         Financial Highlights

Item 4.   General Description of Registrant       Additional Investment Information; Cover Page; Fund Description; Fund Objectives
                                                  and Polices; Investment Restrictions; Risk Factors; General Information

Item 5.   Management of the Fund                  Fund Management; Expenses

Item 6.   Capital Stock and Other Securities      Fund Description; Dividends and Taxes; Fund Shares; Shareholder Services

Item 7.   Purchase of Securities Being Offered    Distribution Plan; How to Buy Shares; Pricing Shares; Shareholders Services

Item 8.   Redemption or Repurchase                How to Redeem Shares

Item 9.   Pending Legal Proceedings               Not Applicable

                                                  Location in Statement of
Part B                                            Additional Information

Item 10.  Cover Page                              Cover Page

Item 11.  Table of Contents                       Table of Contents

Item 12.  General Information and History         Trust Organization

Item 13.  Investment Objectives and Policies      Fund Investments

Item 14.  Management of the Fund                  Management of the Trust

Item 15.  Control Persons and Principal           Management of the Trust; Principal Holders of Fund Shares
          Holders of Securities

Item 16.  Investment Advisory and Other Services  Investment Advisory and Other Services

Item 17.  Brokerage Allocation                    Brokerage

Item 18.  Capital Stock and Other Securities      Trust Organization


Item 19.  Purchase, Redemption and Pricing of     Purchase, Redemption and Pricing of Shares
          Shares

Item 20.  Tax Status                              Additional Tax Information

Item 21.  Underwriters                            Principal Underwriter

Item 22.  Calculation of Performance Data         Financial Information

Item 23.  Financial Statements                    Financial Information

Part C

     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                             EVERGREEN EQUITY TRUST

                                     PART A

                                  PROSPECTUSES


-------------------------------------------------------------------------------
PROSPECTUS                                                       August 1, 1998
-------------------------------------------------------------------------------

EVERGREEN(SM) BALANCED FUNDS              [LOGO OF EVERGREEN FUNDS APPEARS HERE]
-------------------------------------------------------------------------------

EVERGREEN FOUNDATION FUND
EVERGREEN TAX STRATEGIC FOUNDATION FUND
EVERGREEN AMERICAN RETIREMENT FUND
EVERGREEN BALANCED FUND

(EACH A "FUND;" TOGETHER, THE "FUNDS")


CLASS A SHARES
CLASS B SHARES
CLASS C SHARES

     The Evergreen Balanced Funds are designed to provide investors with a selection of investment alternatives which seek to provide current income, capital appreciation or after-tax "total return." This prospectus provides information regarding the Class A, Class B and Class C shares offered by the Funds. Each Fund is a diversified series of an open-end management investment company. This prospectus sets forth concise information about the Funds that a prospective investor should know before investing. The address of the Funds is 200 Berkeley Street, Boston, Massachusetts 02116.

     A Statement of Additional Information ("SAI") for the Funds dated August 1, 1998, as supplemented from time to time, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference herein. The SAI provides information regarding certain matters discussed in this prospectus and other matters which may be of interest to investors, and may be obtained without charge by calling the Evergreen funds at 1-800-343-2898. There can be no assurance that the investment objective of any Fund will be achieved. Investors are advised to read this prospectus carefully.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR OTHERWISE PROTECTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                   Keep This Prospectus For Future Reference

EVERGREENSM is a Service Mark of Evergreen Asset Management Corp.
Copyright 1995, Evergreen Asset Management Corp.

                               TABLE OF CONTENTS


EXPENSE INFORMATION...................................................    3
FINANCIAL HIGHLIGHTS..................................................    5
DESCRIPTION OF THE FUNDS..............................................   14
   Investment Objectives and Policies.................................   14
   Investment Practices and Restrictions..............................   17
   Special Risk Considerations........................................   21
ORGANIZATION AND SERVICE PROVIDERS....................................   22
   Organization.......................................................   22
   Service Providers..................................................   23
   Distribution Plans and Agreements...................................  25
PURCHASE AND REDEMPTION OF SHARES......................................  26
   How to Buy Shares...................................................  26
   How to Redeem Shares................................................  29
   Exchange Privilege..................................................  30
   Shareholder Services................................................  31
   Banking Laws........................................................  32
OTHER INFORMATION......................................................  32
   Dividends, Distributions and Taxes..................................  32
   General Information.................................................  33

--------------------------------------------------------------------------------

                              EXPENSE INFORMATION

--------------------------------------------------------------------------------

     The tables and Examples set forth below summarize the various costs and expenses a shareholder will bear, directly or indirectly, associated with an investment in Class A, Class B and Class C shares of each Fund. Shareholder transaction expenses are fees paid directly from your account when you buy or sell shares. For further information see "Purchase and Redemption of Shares" and "General Information--Other Classes of Shares."

SHAREHOLDER TRANSACTION EXPENSES

                                  CLASS A SHARES CLASS B SHARES CLASS C SHARES
                                  -------------- -------------- --------------
Maximum Sales Charge Imposed on
 Purchases (as a % of offering
 price)                               4.75%           None           None
Contingent Deferred Sales Charge
 (as a % of original purchase
 price or redemption proceeds,
 whichever is lower)                   None(1)       5.00%(2)       1.00%(2)

-------

(1) Investments of $1 million or more are not subject to a front-end sales charge, but may be subject to a contingent deferred sales charge upon redemption within one year after the month of purchase.

(2) The deferred sales charge on Class B shares declines from 5% to 1% on amounts redeemed within six years after the month of purchase. The deferred sales charge on Class C shares is 1% on amounts redeemed within one year after the month of purchase. No sales charge is imposed on redemptions made thereafter. See "Purchase and Redemption of Shares" for more information.

     Annual operating expenses reflect the normal operating expenses of a Fund, and include costs such as management, distribution and other fees. The tables below show for each of EVERGREEN FOUNDATION FUND, EVERGREEN TAX STRATEGIC FOUNDATION FUND and EVERGREEN AMERICAN RETIREMENT FUND actual annual operating expenses for the fiscal year ended March 31, 1998 and for EVERGREEN BALANCED FUND estimated annual operating expenses for the fiscal year ending March 31, 1999. The Examples show what your costs would be for a hypothetical $1,000 investment over the periods indicated. The Examples assume that you reinvest all of your dividends and that the Funds' average annual return will be 5%. THE EXAMPLES ARE FOR ILLUSTRATION PURPOSES ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RETURN. THE FUNDS' ACTUAL EXPENSES AND RETURNS WILL VARY. For a more complete description of the various costs and expenses borne by the Funds see "Organization and Service Providers."

EVERGREEN FOUNDATION FUND

ANNUAL OPERATING EXPENSES
-------------------------
                 CLASS A CLASS B CLASS C
                 ------- ------- -------
Management Fees   0.77%   0.77%   0.77%
12b-1 Fees(3)     0.25%   1.00%   1.00%
Other Expenses    0.26%   0.27%   0.27%
                  ----    ----    ----
Total             1.28%   2.04%   2.04%
                  ====    ====    ====

EXAMPLES
--------
                ASSUMING REDEMPTION AT    ASSUMING NO
                     END OF PERIOD        REDEMPTION
                ----------------------- ---------------
                CLASS A CLASS B CLASS C CLASS B CLASS C
                ------- ------- ------- ------- -------
After 1 Year     $ 60    $ 71    $ 31    $ 21    $ 21
After 3 Years    $ 86    $ 94    $ 64    $ 64    $ 64
After 5 Years    $114    $130    $110    $110    $110
After 10 Years   $195    $208    $237    $208    $237

EVERGREEN TAX STRATEGIC FOUNDATION FUND

ANNUAL OPERATING EXPENSES
-------------------------
                 CLASS A CLASS B CLASS C
                 ------- ------- -------
Management Fees   0.88%   0.88%   0.88%
12b-1 Fees(3)     0.25%   1.00%   1.00%
Other Expenses    0.29%   0.30%   0.30%
                  ----    ----    ----
Total             1.42%   2.18%   2.18%
                  ====    ====    ====

                                          ASSUMING REDEMPTION AT    ASSUMING NO
                                               END OF PERIOD        REDEMPTION
                                          ----------------------- ---------------
                                          CLASS A CLASS B CLASS C CLASS B CLASS C
                                          ------- ------- ------- ------- -------
                          After 1 Year     $ 61    $ 72    $ 32    $ 22    $ 22
                          After 3 Years    $ 90    $ 98    $ 68    $ 68    $ 68
                          After 5 Years    $121    $137    $117    $117    $117
                          After 10 Years   $210    $223    $251    $223    $251

EVERGREEN AMERICAN RETIREMENT FUND

ANNUAL OPERATING EXPENSES
-------------------------
                 CLASS A CLASS B CLASS C
                 ------- ------- -------
Management Fees   0.75%   0.75%   0.75%
12b-1 Fees(3)     0.25%   1.00%   1.00%
Other Expenses    0.40%   0.40%   0.40%
                  ----    ----    ----
Total             1.40%   2.15%   2.15%
                  ====    ====    ====

                                          ASSUMING REDEMPTION AT    ASSUMING NO
                                               END OF PERIOD        REDEMPTION
                                          ----------------------- ---------------
                                          CLASS A CLASS B CLASS C CLASS B CLASS C
                                          ------- ------- ------- ------- -------
                          After 1 Year     $ 61    $ 72    $ 32    $ 22    $ 22
                          After 3 Years    $ 90    $ 97    $ 67    $ 67    $ 67
                          After 5 Years    $120    $135    $115    $115    $115
                          After 10 Years   $207    $220    $248    $220    $248

EVERGREEN BALANCED FUND

ESTIMATED ANNUAL OPERATING EXPENSES
-----------------------------------
                 CLASS A CLASS B CLASS C
                 ------- ------- -------
Management Fees   0.46%   0.46%   0.46%
12b-1 Fees(3)     0.25%   1.00%   1.00%
Other Expenses    0.25%   0.25%   0.25%
                  ----    ----    ----
Total             0.96%   1.71%   1.71%
                  ====    ====    ====

EXAMPLES
--------
                ASSUMING REDEMPTION AT    ASSUMING NO
                     END OF PERIOD        REDEMPTION
                ----------------------- ---------------
                CLASS A CLASS B CLASS C CLASS B CLASS C
                ------- ------- ------- ------- -------
After 1 Year      $57    $ 67     $27    $ 17     $17
After 3 Years     $77    $ 84     $54    $ 54     $54
After 5 Years     N/A    $113     N/A    $ 93     N/A
After 10 Years    N/A    $173     N/A    $173     N/A

-------
(3) Long-term shareholders may pay more than the economic equivalent front-end sales charges permitted by the National Association of Securities Dealers, Inc.

-------------------------------------------------------------------------------

                             FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------

     The tables on the following pages present, for each Fund, financial highlights for a share outstanding throughout each period indicated. The information in the tables for the ten most recent fiscal years or the life of the Fund if shorter has been audited by the respective Fund's independent auditors as follows: EVERGREEN FOUNDATION FUND, EVERGREEN TAX STRATEGIC FOUNDATION FUND and EVERGREEN AMERICAN RETIREMENT FUND for the fiscal year ended March 31, 1998, the three months ended March 31, 1997 and the fiscal year ended December 31, 1996 by KPMG Peat Marwick LLP and for the fiscal year ended December 31, 1995 by other auditors; EVERGREEN BALANCED FUND for the period ended March 31, 1998 and the fiscal years ended June 30, 1997 through 1988 (Class B shares only) by KPMG Peat Marwick LLP. The report of KPMG Peat Marwick LLP on the audited information with respect to each Fund (except for EVERGREEN FOUNDATION FUND, EVERGREEN TAX STRATEGIC FOUNDATION FUND and EVERGREEN AMERICAN RETIREMENT FUND for the fiscal year ended December 31,
1995) is incorporated by reference into the Funds' SAI. The following information for each Fund should be read in conjunction with the financial statements and related notes which are incorporated by reference into the Funds' SAI.

     Further information about a Fund's performance is contained in the Funds' annual report to shareholders, which may be obtained without charge.

EVERGREEN FOUNDATION FUND -- CLASS A SHARES

                                            YEAR ENDED           YEAR ENDED
                                             MARCH 31,          DECEMBER 31,
                                          ------------------   ---------------
                                           1998#     1997**     1996    1995*
                                          -------    -------   -------  ------
NET ASSET VALUE BEGINNING OF YEAR.......   $16.00     $16.13    $15.12  $12.24
                                          -------    -------   -------  ------
Income (loss) from investment operations
 Net investment income..................     0.44       0.12      0.50    0.44
 Net realized and unrealized gain (loss)
  on investments........................     4.87      (0.13)     1.16    3.14
                                          -------    -------   -------  ------
Total from investment operations........     5.31      (0.01)     1.66    3.58
                                          -------    -------   -------  ------
Less distributions
 From net investment income.............    (0.44)     (0.12)    (0.50)  (0.47)
 In excess of net investment income.....        0(a)       0         0       0
 From net realized gain on investments..    (0.43)         0     (0.15)  (0.23)
                                          -------    -------   -------  ------
Total distributions.....................    (0.87)     (0.12)    (0.65)  (0.70)
                                          -------    -------   -------  ------
Net asset value end of year.............   $20.44     $16.00    $16.13  $15.12
                                          =======    =======   =======  ======
TOTAL RETURN+...........................   33.88%     (0.16%)   11.27%  29.73%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets
 Total expenses.........................    1.28%      1.25%++   1.24%   1.33%++
 Total expenses, excluding indirectly
  paid expenses.........................    1.28%        N/A       N/A     N/A
 Total expenses, excluding fee waivers &
  expense reimbursements................      N/A        N/A       N/A   1.34%++
 Net investment income..................    2.39%      2.83%++   3.39%   3.73%++
Portfolio turnover rate.................       9%         2%       10%     28%
Average commission rate paid per share..  $0.0657    $0.0670   $0.0649     N/A
NET ASSETS END OF YEAR (MILLIONS).......     $350       $220      $206    $107

EVERGREEN FOUNDATION FUND -- CLASS B SHARES

                                            YEAR ENDED           YEAR ENDED
                                             MARCH 31,          DECEMBER 31,
                                          ------------------   ---------------
                                           1998#     1997**     1996    1995*
                                          -------    -------   -------  ------
NET ASSET VALUE BEGINNING OF YEAR.......   $15.94     $16.07    $15.07  $12.24
                                          -------    -------   -------  ------
Income (loss) from investment operations
 Net investment income..................     0.30       0.09      0.40    0.36
 Net realized and unrealized gain (loss)
  on investments........................     4.84      (0.13)     1.15    3.09
                                          -------    -------   -------  ------
Total from investment operations........     5.14      (0.04)     1.55    3.45
                                          -------    -------   -------  ------
Less distributions
 From net investment income.............    (0.30)     (0.09)    (0.40)  (0.39)
 In excess of net investment income.....    (0.01)         0         0       0
 From net realized gain on investments..    (0.43)         0     (0.15)  (0.23)
                                          -------    -------   -------  ------
Total distributions.....................    (0.74)     (0.09)    (0.55)  (0.62)
                                          -------    -------   -------  ------
Net asset value end of year.............   $20.34     $15.94    $16.07  $15.07
                                          =======    =======   =======  ======
TOTAL RETURN+...........................   32.81%     (0.32%)   10.47%  28.68%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
 Total expenses.........................    2.04%      2.00%++   1.99%   2.07%++
 Total expenses, excluding indirectly
  paid expenses.........................    2.04%        N/A       N/A     N/A
 Net investment income..................    1.63%      2.07%++   2.64%   2.99%++
Portfolio turnover rate.................       9%         2%       10%     28%
Average commission rate paid per share..  $0.0657    $0.0670   $0.0649     N/A
NET ASSETS END OF YEAR (MILLIONS).......   $1,124       $606      $570    $296

-------
+ Initial sales charge or contingent deferred sales charge is not reflected. ++ Annualized.
* For the period from January 3, 1995 (commencement of class operations) to December 31, 1995.
** The Fund changed its fiscal year end from December 31 to March 31, effective March 31, 1997.
# Net investment income is based on average shares outstanding during the period.
(a) Less than one cent per share.

EVERGREEN FOUNDATION FUND -- CLASS C SHARES

                                             YEAR ENDED         YEAR ENDED
                                              MARCH 31,        DECEMBER 31,
                                           ----------------   ---------------
                                            1998#   1997**     1996    1995*
                                           -------  -------   -------  ------
NET ASSET VALUE BEGINNING OF YEAR.........  $15.94   $16.06    $15.07  $12.24
                                           -------  -------   -------  ------
Income (loss) from investment operations
 Net investment income....................    0.30     0.09      0.40    0.34
 Net realized and unrealized gain (loss)
  on investments..........................    4.84    (0.13)     1.14    3.09
                                           -------  -------   -------  ------
Total from investment operations..........    5.14    (0.04)     1.54    3.43
                                           -------  -------   -------  ------
Less distributions from
 Net investment income....................   (0.30)   (0.08)    (0.40)  (0.37)
 In excess of net investment income.......   (0.01)       0         0       0
 Net realized gain on investments.........   (0.43)       0     (0.15)  (0.23)
                                           -------  -------   -------  ------
Total distributions.......................   (0.74)   (0.08)    (0.55)  (0.60)
                                           -------  -------   -------  ------
Net asset value end of year...............  $20.34   $15.94    $16.06  $15.07
                                           =======  =======   =======  ======
TOTAL RETURN+.............................  32.81%   (0.26%)   10.41%  28.49%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets
 Total expenses...........................   2.04%    2.00%++   1.99%   2.23%++
 Total expenses, excluding indirectly paid
  expenses................................   2.04%      N/A       N/A     N/A
 Total expenses, excluding fee waivers &
  expense reimbursements..................     N/A      N/A       N/A   2.37%++
 Net investment income....................   1.63%    2.07%++   2.64%   2.83%++
Portfolio turnover rate...................      9%       2%       10%     28%
Average commission rate paid per share.... $0.0657  $0.0670   $0.0649     N/A
NET ASSETS END OF YEAR (MILLIONS).........     $50      $28       $27     $11

-------
+ Initial sales charge or contingent deferred sales charge is not reflected.
++ Annualized.
* For the period from January 3, 1995 (commencement of class operations) to December 31, 1995.
** The Fund changed its fiscal year end from December 31 to March 31, effective
   March 31, 1997.
# Net investment income is based on average shares outstanding during the period.

EVERGREEN TAX STRATEGIC FOUNDATION FUND -- CLASS A SHARES

                                             YEAR  ENDED        YEAR ENDED
                                              MARCH 31,        DECEMBER 31,
                                           ----------------   ---------------
                                            1998    1997**     1996    1995*
                                           -------  -------   -------  ------
NET ASSET VALUE BEGINNING OF YEAR.........  $13.57   $13.50    $12.20  $10.44
                                           -------  -------   -------  ------
Income from investment operations
 Net investment income....................    0.31     0.07      0.27    0.29
 Net realized and unrealized gain on
  investments.............................    2.96     0.06#     1.59    2.24
                                           -------  -------   -------  ------
Total from investment operations..........    3.27     0.13      1.86    2.53
                                           -------  -------   -------  ------
Less distributions
 From net investment income...............   (0.30)   (0.06)    (0.28)  (0.31)
 From net realized gain on investments....   (0.18)       0     (0.28)  (0.46)
                                           -------  -------   -------  ------
Total distributions.......................   (0.48)   (0.06)    (0.56)  (0.77)
                                           -------  -------   -------  ------
Net asset value, end of year.............. $ 16.36  $ 13.57   $ 13.50  $12.20
                                           =======  =======   =======  ======
TOTAL RETURN+.............................  24.40%    0.98%    15.39%  24.82%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets
 Total expenses...........................   1.42%    1.38%++   1.52%   1.75%++
 Total expenses, excluding indirectly paid
  expenses................................   1.42%      N/A       N/A     N/A
 Total expenses, excluding fee waivers &
  expense reimbursements..................     N/A      N/A     1.76%   5.02%++
 Net investment income....................   2.21%    2.30%++   2.39%   2.79%++
Portfolio turnover rate...................     50%      29%       88%    110%
Average commission rate paid per share.... $0.0659  $0.0656   $0.0648     N/A
NET ASSETS, END OF PERIOD (THOUSANDS)..... $69,879  $15,039   $11,166  $2,702

EVERGREEN TAX STRATEGIC FOUNDATION FUND -- CLASS B SHARES

                                            YEAR  ENDED         YEAR ENDED
                                             MARCH 31,         DECEMBER 31,
                                          -----------------   ---------------
                                            1998    1997**     1996    1995*
                                          --------  -------   -------  ------
NET ASSET VALUE BEGINNING OF YEAR........   $13.56   $13.49    $12.19  $10.31
                                          --------  -------   -------  ------
Income from investment operations
 Net investment income...................     0.21     0.05      0.19    0.22
 Net realized and unrealized gain on
  investments............................     2.94     0.06#     1.59    2.37
                                          --------  -------   -------  ------
Total from investment operations.........     3.15     0.11      1.78    2.59
                                          --------  -------   -------  ------
Less distributions
 From net investment income..............    (0.20)   (0.04)    (0.20)  (0.25)
 From net realized gain on investments...    (0.18)       0     (0.28)  (0.46)
                                          --------  -------   -------  ------
Total distributions......................    (0.38)   (0.04)    (0.48)  (0.71)
                                          --------  -------   -------  ------
Net asset value, end of year............. $  16.33  $ 13.56   $ 13.49  $12.19
                                          ========  =======   =======  ======
TOTAL RETURN+............................   23.44%    0.84%    14.65%  25.61%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets
 Total expenses..........................    2.18%    2.14%++   2.27%   2.50%++
 Total expenses, excluding indirectly
  paid expenses..........................    2.18%      N/A       N/A     N/A
 Total expenses, excluding fee waivers &
  expense reimbursements.................      N/A      N/A     2.51%   3.65%++
 Net investment income...................    1.46%    1.55%++   1.64%   2.03%++
Portfolio turnover rate..................      50%      29%        2%    110%
Average commission rate paid per share...  $0.0659  $0.0656   $0.0648     N/A
NET ASSETS, END OF PERIOD (THOUSANDS).... $185,042  $38,838   $28,007  $6,559

-------
+ Initial sales charge or contingent deferred sales charge is not reflected. ++ Annualized.
* For the period from January 17, 1995 and January 6, 1995 (commencement of class A and class B operations, respectively) to December 31, 1995.
** The Fund changed its fiscal year end from December 31 to March 31, effective March 31, 1997.

# The per share amount is not in accord with the net realized and unrealized gain (loss) for the period due to the timing of the sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.

EVERGREEN TAX STRATEGIC FOUNDATION FUND -- CLASS C SHARES

                                            YEAR ENDED           YEAR ENDED
                                             MARCH 31,          DECEMBER 31,
                                          ----------------     ---------------
                                           1998    1997**       1996    1995*
                                          -------  -------     -------  ------
NET ASSET VALUE BEGINING OF YEAR........  $ 13.53  $ 13.47     $ 12.19  $10.69
                                          -------  -------     -------  ------
Income from investment operations
 Net investment income..................     0.21     0.06        0.18    0.22
 Net realized and unrealized gain on
  investments...........................     2.94     0.05#       1.58    1.99
                                          -------  -------     -------  ------
Total from investment operations........     3.15     0.11        1.76    2.21
                                          -------  -------     -------  ------
Less distributions
 From net investment income.............    (0.20)   (0.05)      (0.20)  (0.25)
 From net realized gain on investments..    (0.18)       0       (0.28)  (0.46)
                                          -------  -------     -------  ------
Total distributions.....................    (0.38)   (0.05)      (0.48)  (0.71)
                                          -------  -------     -------  ------
Net asset value end of year.............  $ 16.30  $ 13.53     $ 13.47  $12.19
                                          =======  =======     =======  ======
TOTAL RETURN+...........................   23.49%    0.77%      14.54%  21.19%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets
 Total expenses.........................    2.18%    2.13%*++    2.25%   2.50%++
 Total expenses, excluding indirectly
  paid expenses.........................    2.18%      N/A         N/A     N/A
 Total expenses, excluding fee waivers &
  expense reimbursements................      N/A      N/A       2.48%  18.91%++
 Net investment income..................    1.46%    1.55%**++   1.64%   2.07%++
Portfolio turnover rate.................      50%      29%         88%    110%
Average commission rate paid per share..  $0.0659  $0.0656     $0.0648     N/A
NET ASSETS END OF YEAR (THOUSANDS)......  $27,699  $ 5,086     $ 4,108  $  496

-------
+Initial sales charge or contingent deferred sales charge is not reflected. ++Annualized.

* For the period from March 3, 1995 (commencement of class C operations) to December 31, 1995.
**The Fund changed its fiscal year end from December 31 to March 31, effective
   March 31, 1997.
# The per share amount is not in accord with the net realized and unrealized gain (loss) for the period due to the timing of the sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.

EVERGREEN AMERICAN RETIREMENT FUND -- CLASS A SHARES

                                             YEAR ENDED         YEAR ENDED
                                              MARCH 31,        DECEMBER 31,
                                           ----------------   ---------------
                                            1998    1997**     1996    1995*
                                           -------  -------   -------  ------
NET ASSET VALUE, BEGINNING OF YEAR........  $13.74   $13.86    $12.82  $10.65
                                           -------  -------   -------  ------
Income (loss) from investment operations
 Net investment income....................    0.49     0.11      0.45    0.41
 Net realized and unrealized gain (loss)
  on investments..........................    3.29    (0.12)     1.12    2.22
                                           -------  -------   -------  ------
Total from investment operations..........    3.78    (0.01)     1.57    2.63
                                           -------  -------   -------  ------
Less distributions
 From net investment income...............   (0.48)   (0.11)    (0.42)  (0.46)
 From net realized gain on investments....   (0.34)       0     (0.11)      0
                                           -------  -------   -------  ------
Total distributions.......................   (0.82)   (0.11)    (0.53)  (0.46)
                                           -------  -------   -------  ------
Net asset value, end of year..............  $16.70   $13.74    $13.86  $12.82
                                           =======  =======   =======  ======
TOTAL RETURN+.............................  28.02%   (0.09%)   12.46%  25.11%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets
 Total expenses...........................   1.40%    1.37%++   1.30%   1.37%++
 Total expenses, excluding indirectly paid
  expenses................................   1.40%      N/A       N/A     N/A
 Total expenses, excluding fee waivers &
  expense reimbursements..................     N/A    1.68%++   1.33%  10.96%++
 Net investment income....................   3.21%    3.43%++   3.53%   3.73%++
Portfolio turnover rate...................     34%       9%       16%     49%
Average commission rate paid per share.... $0.0596  $0.0606   $0.0619     N/A
NET ASSETS, END OF YEAR (THOUSANDS)....... $29,005  $14,590   $11,116  $1,335

EVERGREEN AMERICAN RETIREMENT FUND -- CLASS B SHARES

                                             YEAR ENDED         YEAR ENDED
                                             MARCH 31,         DECEMBER 31,
                                          -----------------   ---------------
                                            1998    1997**     1996    1995*
                                          --------  -------   -------  ------
NET ASSET VALUE, BEGINNING OF YEAR.......   $13.67   $13.80    $12.80  $10.65
                                          --------  -------   -------  ------
Income (loss) from investment operations
 Net investment income...................     0.38     0.09      0.36    0.35
 Net realized and unrealized gain (loss)
  on investments.........................     3.26    (0.13)     1.09    2.20
                                          --------  -------   -------  ------
Total from investment operations.........     3.64    (0.04)     1.45    2.55
                                          --------  -------   -------  ------
Less distributions
 From net investment income..............    (0.36)   (0.09)    (0.34)  (0.40)
 From net realized gain on investments...    (0.34)       0     (0.11)      0
                                          --------  -------   -------  ------
Total distributions......................    (0.70)   (0.09)    (0.45)  (0.40)
                                          --------  -------   -------  ------
Net asset value, end of year.............   $16.61   $13.67    $13.80  $12.80
                                          ========  =======   =======  ======
TOTAL RETURN+............................   27.06%   (0.32%)   11.49%  24.32%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets
 Total expenses..........................    2.15%    2.11%++   2.06%   2.12%++
 Total expenses, excluding indirectly
  paid expenses..........................    2.15%      N/A       N/A     N/A
 Total expenses, excluding fee waivers &
  expense reimbursements.................      N/A    2.43%++   2.09%   4.20%++
 Net investment income...................    2.46%    2.68%++   2.79%   2.97%++
Portfolio turnover rate..................      34%       9%       16%     49%
Average commission rate paid per share...  $0.0596  $0.0606   $0.0619     N/A
NET ASSETS, END OF YEAR (THOUSANDS)...... $158,252  $76,791   $57,622  $4,839

-------
+ Initial sales charge or contingent deferred sales charge is not reflected.
++ Annualized.
* For the period from January 3, 1995 (commencement of class operations) to December 31, 1995.
** The Fund changed its fiscal year end from December 31 to March 31, effective
   March 31, 1997.

EVERGREEN AMERICAN RETIREMENT FUND -- CLASS C SHARES

                                            YEAR ENDED         YEAR ENDED
                                             MARCH 31,        DECEMBER 31,
                                          ----------------   ----------------
                                           1998    1997**     1996     1995*
                                          -------  -------   -------  -------
NET ASSET VALUE, BEGINNING OF YEAR.......  $13.70  $ 13.83    $12.81   $10.65
                                          -------  -------   -------  -------
Income (loss) from investment operations
 Net investment income...................    0.38     0.09      0.36     0.36
 Net realized and unrealized gain (loss)
  on investments.........................    3.27    (0.13)     1.11     2.19
                                          -------  -------   -------  -------
Total from investment operations.........    3.65    (0.04)     1.47     2.55
                                          -------  -------   -------  -------
Less distributions
 From net investment income..............   (0.36)   (0.09)    (0.34)   (0.39)
 From net realized gain on investments...   (0.34)       0     (0.11)       0
                                          -------  -------   -------  -------
Total distributions......................   (0.70)   (0.09)    (0.45)   (0.39)
                                          -------  -------   -------  -------
Net asset value, end of year.............  $16.65   $13.70    $13.83   $12.81
                                          =======  =======   =======  =======
TOTAL RETURN+............................  27.08%   (0.32%)   11.63%   24.24%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets
 Total expenses..........................   2.15%    2.12%++   2.05%    2.10%++
 Total expenses, excluding indirectly
  paid expenses..........................   2.15%      N/A       N/A      N/A
 Total expenses, excluding fee waivers &
  expense reimbursements.................     N/A    2.43%++   3.08%  103.52%++
 Net investment income...................   2.46%    2.65%++   2.80%    2.96%++
Portfolio turnover rate..................     34%       9%       16%      49%
Average commission rate paid per share... $0.0596  $0.0606   $0.0619      N/A
NET ASSETS, END OF YEAR (THOUSANDS)......  $2,777   $1,769    $1,487     $110

-------

+  Initial sales charge or contingent deferred sales charge is not reflected.

++ Annualized.
* For the period from January 3, 1995 (commencement of class operations) to December 31, 1995.
** The Fund changed its fiscal year end from December 31 to March 31, effective
   March 31, 1997.

EVERGREEN BALANCED FUND -- CLASS A SHARES

                                                                   PERIOD ENDED
                                                                    MARCH 31,
                                                                      1998*#
                                                                   ------------
NET ASSET VALUE, BEGINNING OF PERIOD .............................    $12.36
                                                                     -------
Income from investment operations:
 Net investment income ...........................................      0.08
 Net realized and unrealized gain (loss) on investments, futures
  contracts and foreign currency related transactions ............      0.81
                                                                     -------
Total from investment operations .................................      0.89
                                                                     -------
Less distributions:
 From net investment income ......................................     (0.12)
 From net realized gain on investments, futures contracts and
  foreign currency related transactions ..........................     (0.26)
                                                                     -------
Total distributions ..............................................     (0.38)
                                                                     -------
Net asset value, end of period ...................................    $12.87
                                                                     =======
TOTAL RETURN+ ....................................................     7.38%
RATIOS/SUPPLEMENTAL DATA:
RATIOS TO AVERAGE NET ASSETS: ....................................
 Total expenses ..................................................     0.99%++
 Total expenses, excluding indirectly paid expenses ..............     0.99%++
 Net investment income ...........................................     3.25%++
Portfolio turnover rate ..........................................       76%
Average commission rate paid per share ...........................   $0.0594
NET ASSETS END OF PERIOD (MILLIONS) ..............................    $1,277

-------
* For the period from January 20, 1998 (commencement of class operations) to March 31, 1998.
+ Initial sales charge or contingent deferred sales charge is not reflected. ++ Annualized.
# Net investment income is based on average shares outstanding during the period.

EVERGREEN BALANCED FUND -- CLASS B SHARES

                         PERIOD ENDED                         YEAR ENDED JUNE 30,
                          MARCH 31,   ----------------------------------------------------------------------------
                            1998*#     1997    1996    1995    1994    1993    1992   1991   1990    1989    1988
                         ------------ ------  ------  ------  ------  ------  ------  -----  -----  ------  ------
NET ASSET VALUE
 BEGINNING OF YEAR......    $12.95    $11.33  $10.09   $9.26  $10.10   $9.77   $9.16  $9.10  $9.12   $8.37   $9.74
                           -------    ------  ------  ------  ------  ------  ------  -----  -----  ------  ------
Income (loss) from
 investment operations:
 Net investment income..      0.26      0.30    0.29    0.31    0.28    0.31    0.32   0.45   0.50    0.46    0.47
 Net realized and
  unrealized gain (loss)
  on investments,
  futures contracts and
  foreign currency
  related transactions..      1.53      2.07    1.42    0.96   (0.37)   0.66    0.75   0.18   0.20    0.83   (0.82)
                           -------    ------  ------  ------  ------  ------  ------  -----  -----  ------  ------
Total from investment
 operations.............      1.79      2.37    1.71    1.27   (0.09)   0.97    1.07   0.63   0.70    1.29   (0.35)
                           -------    ------  ------  ------  ------  ------  ------  -----  -----  ------  ------
 Less distributions:
  From net investment
  income................     (0.27)    (0.30)  (0.24)  (0.31)  (0.28)  (0.31)  (0.32) (0.50) (0.50)  (0.54)  (0.60)
 In excess of net
  investment income.....         0         0   (0.03)  (0.02)  (0.07)  (0.09)  (0.14) (0.04) (0.04)      0       0
 From net realized gain
  on investments,
  futures contracts and
  foreign currency
  related transactions..     (1.59)        0   (0.20)  (0.02)  (0.25)  (0.24)      0  (0.03) (0.18)      0   (0.42)
 In excess of net
  realized gain on
  investments, futures
  contracts and foreign
  currency related
  transactions..........         0     (0.45)      0   (0.09)  (0.13)      0       0      0      0       0       0
 Tax basis return of
  capital...............         0         0       0       0   (0.02)      0       0      0      0       0       0
                           -------    ------  ------  ------  ------  ------  ------  -----  -----  ------  ------
Total distributions.....     (1.86)    (0.75)  (0.47)  (0.44)  (0.75)  (0.64)  (0.46) (0.57) (0.72)  (0.54)  (1.02)
                           -------    ------  ------  ------  ------  ------  ------  -----  -----  ------  ------
Net asset value end of
 year...................    $12.88    $12.95  $11.33  $10.09   $9.26  $10.10   $9.77  $9.16  $9.10   $9.12   $8.37
                           =======    ======  ======  ======  ======  ======  ======  =====  =====  ======  ======
TOTAL RETURN+...........    14.89%    21.95%  17.35%  14.20%  (1.16%) 10.39%  11.86%  7.49%  7.99%  16.07%  (3.37%)
RATIOS/SUPPLEMENTAL
 DATA:
Ratios to average net
 assets:
 Total expenses.........     1.35%++   1.70%   1.72%   1.77%   1.71%   1.93%   1.97%  1.88%  1.99%   1.96%   1.91%
 Total expenses,
  excluding indirectly
  paid expenses.........     1.35%++   1.69%   1.71%     N/A     N/A     N/A     N/A    N/A    N/A     N/A     N/A
 Net investment income..     2.66%++   2.50%   2.71%   3.33%   2.81%   3.07%   3.25%  4.56%  4.94%   5.48%   5.34%
Portfolio turnover
 rate...................       76%       89%     96%     88%     88%     74%     52%    60%    35%     49%     64%
Average commission rate
 paid per share.........   $0.0594    $.0400  $.0031     N/A     N/A     N/A     N/A    N/A    N/A     N/A     N/A
NET ASSETS END OF YEAR
 (MILLIONS).............   $   560    $1,625  $1,481  $1,345  $1,390  $1,464  $1,184   $902   $827    $712    $685

-------
+ Initial sales charge or contingent deferred sales charge is not reflected. ++ Annualized.
* The Fund changed its fiscal year end from June 30 to March 31, effective March 31, 1998.
# Net investment income is based on average shares outstanding during the period.

EVERGREEN BALANCED FUND -- CLASS C SHARES

                                                                     CLASS C
                                                                   ------------
                                                                   PERIOD ENDED
                                                                    MARCH 31,
                                                                      1998*#
                                                                   ------------
NET ASSET VALUE BEGINNING OF PERIOD...............................   $ 12.43
                                                                     -------
Income from investment operations:
 Net investment income............................................      0.05
 Net realized and unrealized gain on investments, futures
  contracts and foreign currency related transactions.............      0.75
                                                                     -------
Total from investment operations..................................      0.80
                                                                     -------
Less distributions:
 From net investment income.......................................     (0.09)
 From net realized gain on investments, futures contracts and
  foreign currency related transactions...........................     (0.26)
                                                                     -------
Total distributions...............................................     (0.35)
                                                                     -------
Net asset value, end of period....................................    $12.88
                                                                     =======
TOTAL RETURN+.....................................................     6.58%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
 Total expenses...................................................     1.76%++
 Total expenses, excluding indirectly paid expenses...............     1.76%++
 Net investment income............................................     2.41%++
Portfolio turnover rate...........................................       76%
Average commission rate paid per share............................   $0.0594
NET ASSETS END OF PERIOD (THOUSANDS)..............................   $   829

-------
+ Initial sales charge or contingent deferred sales charge is not reflected. ++ Annualized.
* For the period from January 22, 1998 (commencement of class operations) to March 31, 1998.
# Net investment income is based on average shares outstanding during the period.

-------------------------------------------------------------------------------

                           DESCRIPTION OF THE FUNDS

-------------------------------------------------------------------------------

INVESTMENT OBJECTIVES AND POLICIES

     Each Fund's investment objective is nonfundamental; as a result, a Fund may change its objective without a shareholder vote. Each Fund has also adopted certain fundamental investment policies which are mainly designed to limit a Fund's exposure to risk. Each Fund's fundamental policies cannot be changed without a shareholder vote. See the SAI for more information regarding a Fund's fundamental investment policies or other related investment policies. There can be no assurance that a Fund's investment objective will be achieved.

     In addition to the investment policies detailed below, each Fund may employ certain additional investment strategies which are discussed in "Investment Practices and Restrictions" below.

EVERGREEN FOUNDATION FUND

     The investment objectives of EVERGREEN FOUNDATION FUND, in order of priority, are reasonable income, conservation of capital and capital appreciation. The Fund seeks to achieve these objectives by investing in a combination of common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, corporate and U.S. government debt obligations, and short-term debt instruments, such as commercial paper. The Fund's common stock investments will include those which (at the time of purchase) pay dividends and in the view of the Fund's investment advisor have potential for capital enhancement.

     The Fund's asset allocation will vary from time to time in accordance with changing economic and market conditions, including: inflation rates, business cycle trends, business regulations and tax law impacts on the investment markets. The composition of its portfolio will be largely unrestricted and subject to the discretion of the Fund's investment advisor. Under normal circumstances, the Fund anticipates that at least 25% of its net assets will consist of fixed income securities. The balance will be invested in equity securities (including securities convertible into equity securities).

     In selecting fixed income securities for the Fund's portfolio, emphasis will be placed on issues expected to fluctuate little in value other than as a result of changes in prevailing interest rates. The market values of the debt obligations in the Fund's portfolio can be expected to vary inversely to changes in prevailing interest rates. The Fund may at times emphasize the generation of interest income by investing in high-yielding debt securities, with short, medium or long-term maturities. While fixed income investments will generally be made for the purpose of generating interest income, investments in medium to long-term debt securities (i.e., those with maturities from five to ten years and those with maturities over ten years, respectively) may be made with a view to realizing capital appreciation when the Fund's investment advisor believes changes in interest rates will lead to an increase in the values of such securities. The fixed income portion of the Fund's portfolio may include:

     1. Marketable obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities, including issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an act of Congress. Some of these securities are supported by the full faith and credit of the U.S. government, and others are supported only by the credit of the agency or instrumentality. Agencies or instrumentalities whose securities are supported by the full faith and credit of the United States include, but are not limited to, the Federal Housing Administration, Export-Import Bank of the United States, Small Business Administration and Government National Mortgage Association. Agencies or instrumentalities whose securities are supported only by the credit of the agency or instrumentality include the Interamerican Development Bank and the International Bank for Reconstruction and Development. These obligations are supported by appropriated but unpaid commitments of their member countries. There are no assurances that the commitments will be fulfilled in the future.

     2. Corporate obligations rated no lower than A by Moody's Investors Service ("Moody's"), or A-2 by Standard and Poor's Rating Services ("S&P").

     3. Obligations of banks or banking institutions having total assets of more than $2 billion which are members of the Federal Deposit Insurance Corporation.

     4. Commercial paper of high quality (rated no lower than A-2 by S&P or Prime-2 by Moody's or, if not rated, issued by companies which have an outstanding long-term debt issue rated AAA or AA by S&P or Aaa or Aa by Moody's). For a description of such ratings see the SAI.

     Certain obligations may be entitled to the benefit of standby letters of credit or similar commitments issued by banks and, in such instances, the Fund's investment advisor will take into account the obligation of the bank in assessing the quality of such security.

EVERGREEN TAX STRATEGIC FOUNDATION FUND

     The investment objective of EVERGREEN TAX STRATEGIC FOUNDATION FUND is to maximize the after-tax "total return" on its portfolio of investments. Total return consists of current income and capital appreciation in the value of its shares. The Fund seeks to achieve this objective by investing in common stocks, preferred stocks and securities convertible into or exchangeable for common stocks. It will also invest in debt obligations issued by states and possessions of the United States and by the District of Columbia, and their political subdivisions and duly constituted authorities, the interest from which is exempt from federal income tax. Such securities are generally known as Municipal Securities. The Fund may also invest in taxable debt securities. (See "Investment Practices and Restrictions--Municipal Securities and Taxable Fixed-Income Investments" below.)

     To the extent that the Fund seeks capital appreciation, it expects that its investments will provide growth over the long-term. Investments, however, may be made on occasion for the purpose of short-term capital appreciation if the Fund believes that such investments will benefit its shareholders. The Fund may make investments in securities regardless of whether or not such securities are traded on a national securities exchange. The values of portfolio securities and their yields are expected to fluctuate over time because of varying general economic and market conditions.

     The Fund's asset allocation will also vary from time to time in accordance with changing economic and market conditions, including: inflation rates, business cycle trends, business regulations and tax law impacts on the investment markets. The composition of its portfolio will be largely unrestricted and subject to the discretion of the Fund's investment advisor. Under normal circumstances, the Fund anticipates that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets will be invested in Municipal Securities. The balance will be invested in equity securities (including securities convertible into equity securities).

     With respect to the fixed income portion of the Fund's portfolio, emphasis will be placed on acquiring issues expected to fluctuate little in value, except with changes in prevailing interest rates. The market values of the Municipal Securities in the Fund's portfolio can be expected to vary inversely to changes in prevailing interest rates. The Fund may at times emphasize the generation of interest income by investing in high-yielding debt securities, with short, medium or long-term maturities. Investment in medium (i.e., with maturities from five to ten years) to long-term (i.e., with maturities over ten years) debt securities may also be made with a view to realizing capital appreciation when the Fund's investment advisor believes that interest rates on such investments may decline, thereby increasing their market value.

     In general, the Fund will invest predominately in Municipal Securities only if they are determined to be of high or upper medium quality. These include bonds rated BBB or higher by S&P or Baa or higher by Moody's or any other nationally recognized statistical rating organization ("SRO"). The Fund may purchase Municipal Securities which are unrated at the time of purchase, if such securities are determined by the Fund's investment advisor to be of comparable quality to such rated securities. Certain Municipal Securities (primarily variable rate demand notes) may be entitled to the benefits of standby letters of credit or similar commitments issued by banks and, in such instances, the Fund's investment advisor will take into account the obligations of the banks in assessing the quality of such securities. Medium grade bonds are more susceptible to adverse economic conditions or changing circumstances than higher grade bonds. For a description of such ratings see the SAI.

     Interest income on certain types of bonds issued after August 7, 1986 to finance nongovernmental activities is an item of "tax-preference" subject to the federal alternative minimum tax for individuals and corporations. To the extent the Fund invests in these "private activity" bonds (some of which were formerly referred to as "industrial development" bonds), individual and corporate shareholders, depending on their status, may be subject to the alternative minimum tax on that part of the Fund's distributions derived from the bonds. As a matter of fundamental policy, 80% of the Fund's investments in Municipal Securities will be invested in such securities, the interest from which is not subject to the federal alternative minimum tax.

EVERGREEN AMERICAN RETIREMENT FUND

     The investment objectives of EVERGREEN AMERICAN RETIREMENT FUND in order of priority are conservation of capital, reasonable income and capital growth. The Fund offers a structured investment approach designed specifically for retirees and persons contemplating retirement which may also be appropriate for the qualified retirement plans of smaller companies.

     The Fund will invest in a diversified and balanced portfolio of equity and fixed income securities, with emphasis on income-producing securities which appear to have potential for capital enhancement. Ordinarily, the Fund anticipates that approximately 50% of its portfolio will consist of equity securities (including securities convertible into equity securities) and 50% of fixed income securities. The Fund's investment advisor may vary the amount invested in each type of security in response to changing market conditions to take advantage of relative undervaluation in either the stock or bond markets. The Fund will, however, not make an additional investment in equity securities if more than 75% of its total assets at the time the investment is made would include investments in equity securities. Generally, approximately half of the equity portion of the Fund's portfolio will be invested in common stocks which the Fund's investment advisor believes will yield current income and have potential for long-term capital growth and half in bonds and preferred stocks convertible into such common stock.

     In addition, the Fund may invest up to 20% of its assets in securities of foreign issuers.

     With respect to the fixed income portion of the Fund's portfolio, emphasis will be placed on acquiring non-speculative issues expected to fluctuate little in value, except with changes in prevailing interest rates. The market value of the debt obligations in the Fund's portfolio can be expected to vary inversely to changes in prevailing interest rates. The Fund may at times emphasize the generation of interest income by investing in high-yielding debt securities, with short and medium to long-term maturities. Investment in medium (i.e., with maturities from five to ten years) to long-term (i.e., with maturities over ten years) debt securities may also be made with a view to realizing capital appreciation when the Fund's investment advisor believes that interest rates on such investments may decline, thereby increasing their market values.

     Normally, the Fund anticipates that approximately half of the fixed income portion of the Fund's portfolio will be invested in marketable obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities which are supported by the full faith and credit of the United States or by the right of the issuer to borrow from the U.S. Treasury. These include issues of the Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an act of Congress. Agencies or instrumentalities whose securities are supported by the full faith and credit of the United States include, but are not limited to, the Federal Housing Administration, Export-Import Bank of the United States, Small Business Administration and Government National Mortgage Association. Examples of agencies or instrumentalities whose securities are supported by the right of the issuer to borrow from the Treasury include, but are not limited to, the Federal Home Loan Bank, Federal Intermediate Credit Banks, Federal National Mortgage Association and Tennessee Valley Authority. The balance will be invested in corporate obligations rated no lower than A by Moody's or S&P.

EVERGREEN BALANCED FUND

     EVERGREEN BALANCED FUND seeks current income.

     The Fund invests in a combination of equity and debt securities chosen primarily for their potential for current income and secondarily, to the extent consistent with the Fund's investment objective, for their potential for capital appreciation. The Fund normally emphasizes securities having a liberal current yield consistent with investment quality on which the interest or dividend payments are considered reasonably secure. Under normal circumstances, the Fund maintains at least 25% of its total assets in fixed income senior securities. The Fund will invest, under normal circumstances, at least 50% of its total assets in equity securities. The Fund may invest in any type of security, including bonds, debentures and income obligations as well as common and preferred stocks.

     Debt securities, which include both secured and unsecured obligations, will generally, at the time of investment, be rated within the four highest categories by S&P (AAA, AA, A and BBB), by Moody's (Aaa, Aa, A and Baa), by Fitch IBCA, Inc. ("Fitch") (AAA, AA, A and BBB), or if not rated or rated under a different system, will be of comparable quality to obligations so rated, as determined by the Fund's investment advisor.

 The Fund may also invest in limited partnerships, including master limited partnerships, and in foreign securities (up to 25% of its assets). The Fund may also invest up to 25% of its assets in below- investment grade securities issued by the U.S. and foreign issuers having a rating range of BB to CCC by S&P or Fitch and/or Ba to Caa by Moody's, or if unrated or rated under a different system, believed by the Fund's investment advisor to be of comparable quality.

     Securities rated BB or lower by S&P or Fitch, or Ba or lower by Moody's, are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. For more information on below-investment grade securities, see the SAI.

     The Fund's debt securities may include zero coupon bonds and payment-in-kind securities ("PIKs").

     The Fund may invest in certain types of derivative instruments, including mortgage-related securities, such as collateralized mortgage obligations, and enter into interest rate transactions, such as "swaps," "caps," and "floors." These vehicles can also be combined to create more complex products called hybrid derivatives or structured securities. For more information see the SAI.


     In addition to the investment policies detailed above, the Funds may employ certain additional investment strategies which are discussed in "Investment Practices and Restrictions."

INVESTMENT PRACTICES AND RESTRICTIONS

Defensive Investments. The Funds may invest without limitation in high quality money market instruments, such as notes, certificates of deposit or bankers' acceptances, or U.S. government securities if, in the opinion of each Fund's investment advisor, market conditions warrant a temporary defensive investment strategy.

Borrowing. Each Fund may borrow from banks in an amount up to 33 1/3% of its total assets, taken at market value. Each Fund may also borrow an additional 5% of its total assets from banks and others. A Fund may only borrow as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. A Fund will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights. In addition to borrowing for temporary or emergency purposes, EVERGREEN AMERICAN RETIREMENT FUND may borrow for the purpose of leveraging. See "Special Risk Considerations--Leverage" below.

Securities Lending. In order to generate income and to offset expenses, the Funds may lend portfolio securities to brokers, dealers and other financial institutions. The Funds will only enter into loan arrangements with creditworthy borrowers and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned. Loans of securities by the Funds may not exceed 33 1/3% of the value of the Funds' total assets. There is a risk that when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. Also, if the borrower files for bankruptcy or becomes insolvent, a Fund's ability to dispose of the securities may be delayed.

Illiquid Securities. Each Fund may invest up to 15% of its net assets in illiquid securities and other securities which are not readily marketable. Repurchase agreements with maturities longer than seven days will be included for the purposes of the foregoing 15% limit. The inability of a Fund to dispose of illiquid or not readily marketable investments readily or at a reasonable price could impair a Fund's ability to raise cash for redemptions or other purposes.

Restricted Securities. The Funds may invest in restricted securities, including securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"). Generally, Rule 144A establishes a safe harbor from the registration requirements of the 1933 Act for resale by large institutional investors of securities not publicly traded in the United States. Each Fund's investment advisor determines the liquidity of Rule 144A securities according to guidelines and procedures adopted by the Trust's Board of Trustees. The Board of Trustees monitors the investment advisor's application of those guidelines and procedures. Securities eligible for resale pursuant to Rule 144A, which a Fund's investment advisor has determined to be liquid or readily marketable, are not subject to the 15% limit on illiquid securities.

Repurchase Agreements. The Funds may invest in repurchase agreements. A repurchase agreement is an agreement by which a Fund purchases a security (usually U.S. government securities) for cash and obtains a simultaneous commitment from the seller (usually a bank or broker/dealer) to repurchase the security at an agreed-upon price and specified future date. The repurchase price reflects an agreed-upon interest rate for the time period of the agreement. A Fund's risk is the inability of the seller to pay the agreed-upon price on the delivery date. However, this risk is tempered by the ability of a Fund to sell the security in the open market in the case of a default. In such a case, a Fund may incur costs in disposing of the security which would increase Fund expenses. A Fund's investment advisor will monitor the creditworthiness of the firms with which a Fund enters into repurchase agreements.

Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is an agreement by a Fund to sell a security and repurchase it at a specified time and price. A Fund could lose money if the market values of the obligations it sold decline below their repurchase prices. Reverse repurchase agreements may be considered a form of borrowing, and, therefore, a form of leverage. Leverage may magnify gains or losses of the Funds.

Options and Futures. EVERGREEN AMERICAN RETIREMENT FUND may write covered call options on certain portfolio securities in an attempt to earn income and realize a higher return on its portfolio. A call option may not be written by the Fund if afterwards securities comprising more than 15% of the market value of the equity securities of the Fund would be subject to call options. The Fund realizes income from the premium paid to it in exchange for writing the call option. Once it has written a call option on a portfolio security and until the expiration of such option, the Fund forgoes the opportunity to profit from increases in the market price of such security in excess of the exercise price of the call option. Should the price of the security on which a call has been written decline, the Fund retains the risk of loss, which would be offset to the extent the Fund has received premium income. The Fund will only write "covered" call options traded on U.S. national securities exchanges. An option will be deemed covered when either (i) the Fund owns the security (or securities convertible into such security) on which the option has been written in an amount sufficient to satisfy the obligations arising under the option, or (ii) the Fund's custodian maintains cash or high-grade liquid debt securities belonging to the Fund in an amount not less than the amount needed to satisfy the Fund's obligations with respect to such options. A "closing purchase transaction" may be entered into with respect to a call option written by the Fund for the purpose of closing its position.

     EVERGREEN AMERICAN RETIREMENT FUND may also purchase futures contracts, including futures contracts based on securities indices, and write options on such contracts. The Fund intends to enter into such contracts and related options for hedging purposes. The Fund may enter into other types of futures contracts that may become available and relate to the securities held by the Fund.

     EVERGREEN BALANCED FUND may engage in options and futures transactions. Options and futures transactions are intended to enable the Fund to manage market, interest rate or exchange rate risk. The Fund does not use these transactions for speculation or leverage.

     EVERGREEN BALANCED FUND may attempt to hedge all or a portion of its portfolio through the purchase of both put and call options on its portfolio securities and listed put options on financial futures contracts for portfolio securities. The Fund may also purchase call options on financial futures contracts. The Fund may also write covered call options on its portfolio securities to attempt to increase its current income. The Fund will maintain its positions in securities, option rights and segregated cash subject to puts and calls until the options are exercised, closed or have expired. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series.

     EVERGREEN BALANCED FUND may write covered call and put options. By writing a call option, a Fund becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price. By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised. The Funds may also write straddles (combinations of covered puts and calls on the same underlying security).

     EVERGREEN BALANCED FUND may only write "covered" options. This means that so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option or, in the case of call options on U.S. Treasury bills, the Fund might own substantially similar U.S. Treasury bills. The Fund will be considered "covered" with respect to a put option it writes if, so long as it is obligated as the writer of the put option, it deposits and maintains with its custodian in a segregated account liquid assets having a value equal to or greater than the exercise price of the option.

     The principal reason for writing call or put options is to obtain, through a receipt of premiums, a greater current return than would be realized on the underlying securities alone. The Fund receives a premium from writing a call or put option which it retains whether or not the option is exercised. By writing a call option, the Fund might lose the potential for gain on the underlying security while the option is open, and by writing a put option the Fund might become obligated to purchase the underlying securities for more than their current market prices upon exercise.

     EVERGREEN BALANCED FUND may also, as previously stated, purchase futures contracts and options thereon. A futures contract is a firm commitment by two parties: the seller, who agrees to make delivery of the specific type of instrument called for in the contract ("going short"), and the buyer, who agrees to take delivery of the instrument ("going long") at a certain time in the future. Financial futures contracts call for the delivery of particular debt instruments issued or guaranteed by the U.S. Treasury or by specific agencies or instrumentalities of the U.S. government. If the Fund enters into financial futures contracts directly to hedge its holdings of fixed income securities, it would enter into contracts to deliver securities at an undetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would agree to purchase securities in the future at a predetermined price (i.e., "go long") to hedge against a decline in market interest rates.

     EVERGREEN BALANCED FUND may also enter into currency and other financial futures contracts and write options on such contracts. The Fund intends to enter into such contracts and related options for hedging purposes. The Fund will enter into futures on securities, currencies or index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities or currencies is an agreement to buy or sell securities or currencies during a designated month at whatever price exists at that time. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which remains in effect until the contract is terminated.

     The Fund may sell or purchase currency and other financial futures contracts. When a futures contract is sold by a Fund, the profit on the contract will tend to rise when the value of the underlying securities or currencies declines and to fall when the value of such securities or currencies increases. Thus, the Fund sells futures contracts in order to offset a possible decline in the profit on the securities or currencies. If a futures contract is purchased by the Fund, the value of the contract will tend to rise when the value of the underlying securities or currencies increases and to fall when the value of such securities or currencies declines.

     The Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may buy or sell put and call options for the purpose of closing out its options positions. The Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Fund will be able to enter into an offsetting transaction. The Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case the Fund would continue to bear market risk on the transaction.

Risk Characteristics of Options and Futures. Although options and futures transactions are intended to enable the Funds to manage market, exchange or interest rate risks, these investment devices can be highly volatile, and the Funds use of them could result in poorer performance (i.e., a Fund's returns may be reduced). A Fund attempts to use such investment devices for hedging purposes may not be successful. Successful futures strategies require the ability to predict future movements in securities prices, interest rates and other economic factors. When a Fund uses financial futures contracts and options on financial futures contracts as hedging devices, there is a risk that the prices of the securities subject to the financial futures contracts and options on financial futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the financial futures contract and any related options to react to market changes differently than the portfolio securities. In addition, a Fund's investment advisor could be incorrect in its expectations and forecasts about the direction or extent of market factors, such as interest rates, securities price movements and other economic factors. Even if a Fund's investment advisor correctly predicts interest rate movements, a hedge could be unsuccessful if changes in the value of the Fund's futures position did not correspond to changes in the value of its financial futures contracts. A Fund's ability to establish and close out financial futures contracts and options on financial futures contracts positions depends on this secondary market. If a Fund is unable to close out its position due to disruptions in the market or lack of liquidity, the Fund may lose money on the futures contract or option, and the losses to the Fund could be significant.

When Issued, Delayed Delivery and Forward Commitment Transactions. Each Fund may enter into transactions whereby it commits to buying a security, but does not pay for or take delivery of the security until some specified date in the future. The value of these securities is subject to market fluctuation during this period and no income accrues to a Fund until settlement. At the time of settlement, a when-issued security may be valued at less than its purchase price. When entering into these transactions, a Fund relies on the other party to consummate the transaction; if the other party fails to do so, a Fund may be disadvantaged. Each Fund does not intend to purchase when-issued securities for speculative purposes, but only in furtherance of its investment objective.

Municipal Securities. As noted above, EVERGREEN TAX STRATEGIC FOUNDATION FUND may invest in Municipal Securities, which include municipal bonds, short-term municipal notes and tax exempt commercial paper. "Municipal bonds" are debt obligations issued to obtain funds for various public purposes that are exempt from federal income tax in the opinion of issuer's counsel. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific source such as from the user of the facility being financed. The term "municipal bonds" also includes "moral obligation" issues which are normally issued by special purpose authorities. Industrial development bonds ("IDBs") and private activity bonds ("PABs") are in most cases revenue bonds and are not payable from the unrestricted revenues of the issuer. The credit quality of IDBs and PABs is usually directly related to the credit standing of the corporate user of the facilities being financed. Participation interests are interests in municipal bonds, including IDBs and PABs, and floating and variable rate obligations that are owned by banks. These interests carry a demand feature permitting the holder to tender them back to the bank, which demand feature is backed by an irrevocable letter of credit or guarantee of the bank. A put bond is a municipal bond which gives the holder the unconditional right to sell the bond back to the issuer at a specified price and exercise date, which is typically well in advance of the bond's maturity date. "Short-term municipal notes" and "tax exempt commercial paper" include tax anticipation notes, bond anticipation notes, revenue anticipation notes and other forms of short-term loans. Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements and other revenues.


Floating Rate and Variable Rate Obligations. The Municipal Securities in which EVERGREEN TAX STRATEGIC FOUNDATION FUND may invest also include certain variable rate and floating rate municipal obligations with or without demand features. These variable rate securities do not have fixed interest rates; rather, the rates fluctuate based upon changes in specified market rates, such as the prime rate, or are adjusted at predesignated periodic intervals. Certain of these obligations may carry a demand feature that gives EVERGREEN TAX STRATEGIC FOUNDATION FUND the right to demand prepayment of the principal amount of the security prior to its maturity date. The demand obligation may or may not be backed by letters of credit or other guarantees of banks or other financial institutions. Such guarantees may enhance the quality of the security. EVERGREEN TAX STRATEGIC FOUNDATION FUND will limit the value of its investments in any floating or variable rate securities which are not readily marketable and in all other not readily marketable securities to 15% or less of its net assets. EVERGREEN TAX STRATEGIC FOUNDATION FUND may invest no more than 5% of its total assets in variable and floating rate securities.

Stand-By Commitments. EVERGREEN TAX STRATEGIC FOUNDATION FUND may also acquire "stand-by commitments" with respect to Municipal Securities held in its portfolio. Under a stand-by commitment, a dealer agrees to purchase, at the Fund's option, specified Municipal Securities at a specified price. Failure of the dealer to purchase such Municipal Securities may result in the Fund incurring a loss or missing an opportunity to make an alternative investment. EVERGREEN TAX STRATEGIC FOUNDATION FUND expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. However, if necessary and advisable, the Fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in EVERGREEN TAX STRATEGIC FOUNDATION FUND 'S portfolio will not exceed 10% of the value of its net assets calculated immediately after each stand-by commitment is acquired. The Fund will maintain cash or liquid securities in a segregated account with its custodian in an amount equal to such commitments. The Fund will enter into stand-by commitments only with banks and broker-dealers that, in the judgment of the Fund's investment advisor, present minimal credit risks.

Taxable Fixed-Income Investments. EVERGREEN TAX STRATEGIC FOUNDATION FUND may temporarily invest up to 20% of its net assets in taxable securities under any one or more of the following circumstances: (1) pending investment of proceeds of sale of Fund shares or of portfolio securities, (2) pending settlement of purchases of portfolio securities, and (3) to maintain liquidity for the purpose of meeting anticipated redemptions. In addition, the Fund may temporarily invest in taxable securities for defensive purposes. A Fund may invest for defensive purposes during periods when a Fund's assets available for investment exceed the available Municipal Securities that meet a Fund's quality and other investment criteria. Taxable securities in which a Fund may invest on a short-term basis include obligations of the U.S. government, its agencies or instrumentalities, including repurchase agreements with banks or securities dealers involving such securities; time deposits maturing in not more than seven days; other debt securities rated within the two highest ratings assigned by any major rating service;

commercial paper rated in the highest grade by Moody's, S&P or any SRO; and certificates of deposit issued by U.S. branches of U.S. banks with assets of $1 billion or more.

Downgrades. If any security invested in by any of the Funds loses its rating or has its rating reduced after a Fund has purchased it, a Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

SPECIAL RISK CONSIDERATIONS

Foreign Investments. Investments by a Fund in foreign securities may involve additional risks. Specifically, they may be affected by the strength of foreign currencies relative to the U.S. dollar, or by political or economic developments in foreign countries. Accounting procedures and government supervision may be less stringent than those applicable to U.S. companies. There may be less publicly available information about a foreign company than about a U.S. company. Foreign markets may be less liquid or more volatile than U.S. markets and may offer less protection to investors. It may also be more difficult to enforce contractual obligations abroad than would be the case in the U.S. because of differences in the legal systems. Foreign securities may be subject to foreign taxes, which may reduce yield, and may be less marketable than comparable U.S. securities. All these factors are considered by a Fund's investment advisor before making this type of investment.

     Investing in securities of issuers in emerging markets countries involves exposures to economic systems that are generally less mature and political systems that are generally less stable than those of developed countries. In addition, investing in companies in emerging markets countries may also involve exposure to national policies that may restrict investment by foreigners and undeveloped legal systems governing private and foreign investments and private property. The typically small size of the markets for securities issued by companies in emerging markets countries and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

Foreign Currency Transactions. When a Fund invests in foreign securities, they usually will be denominated in foreign currencies, and a Fund temporarily may hold funds in foreign currencies. Thus, the value of a Fund's shares will be affected by changes in exchange rates.

     As one way of managing exchange rate risk, in addition to entering into currency futures contracts, a Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency a Fund will deliver or receive when the contract is completed) is fixed when the Fund enters into the contract. A Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. A Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although a Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on the investment advisor's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of a Fund's investments denominated in foreign currencies will depend on the relative strength of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by a Fund. Although the Funds do not currently intend to do so, they may also purchase and sell options related to foreign currencies. The Funds do not intend to enter into foreign currency transactions for speculation or leverage.

Lower-Rated Securities. EVERGREEN AMERICAN RETIREMENT FUND and EVERGREEN BALANCED FUND may invest a portion of their assets in securities rated below Baa by Moody's or BBB by S&P (commonly known as "junk bonds"). Lower-rated and comparable unrated securities (collectively referred to in this discussion as "lower-rated securities") will likely have some quality and protective characteristics that, in the judgment of the rating organization, are out-weighted by large uncertainties or major risk exposures to adverse conditions; and are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation.

     While the market values of lower-rated securities tend to react less to fluctuations in interest rate levels than the market values of higher rated securities, the market values of certain lower-rated securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, lower-rated securities generally present a higher degree of credit risk. Issuers of lower-rated securities are often highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater because lower-rated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. A Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. The existence of limited markets for lower-rated securities may diminish a Fund's ability to obtain accurate market quotations for purposes of valuing such securities and calculating its net asset value. For additional information about the possible risks of investing in junk bonds, see "Investment Objectives and Policies--Junk Bonds" in the SAI.

Investments Related to Real Estate. Each Fund may invest up to 15% of its net assets in investments related to real estate, including real estate investment trusts ("REITS"). Risks associated with investments in securities of companies in the real estate industry include: declines in the value of real estate; risks related to general and local economic conditions; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity real estate investment trusts may be affected by changes in the values of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended. Equity and mortgage real estate investment trusts are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code") and to maintain exemption from the Investment Company Act of 1940, as amended (the "1940 Act"). In the event an issuer of debt securities collateralized by real estate defaulted, it is conceivable that a Fund could end up holding the underlying real estate.

Leverage. The utilization of leverage by the EVERGREEN AMERICAN RETIREMENT FUND involves certain risks described below. For example, leveraging may exaggerate changes in the net asset value of the Fund's shares and in the yield on the Fund's portfolio. Although the principal of the Fund's borrowings will be fixed, the Fund's assets may change in value during the time the borrowings are outstanding. Borrowing will create interest expenses for the Fund which can exceed the income from the assets retained. To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay, the Fund's net income will be greater than if borrowing were not used. Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of borrowing, the net income of a Fund will be less than if borrowing were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced.

Other Investment Restrictions. Each Fund has adopted additional investment restrictions that are set forth in the SAI. Unless otherwise noted, the restrictions and policies set forth above are not fundamental and may be changed without shareholder approval. Shareholders will be notified of any changes in policies that are not fundamental.

-------------------------------------------------------------------------------

                      ORGANIZATION AND SERVICE PROVIDERS

-------------------------------------------------------------------------------

ORGANIZATION

Fund Structure. Each Fund is an investment pool, which invests shareholders' money toward a specified goal. Each Fund is a diversified series of an open-end, management investment company, called Evergreen Equity Trust (the "Trust"). The Trust is a Delaware business trust organized on September 18, 1997.

Board of Trustees. The Trust is supervised by a Board of Trustees that is responsible for representing the interests of shareholders. The Trustees meet periodically throughout the year to oversee the Funds' activities, reviewing, among other things, the Funds' performance and their contractual arrangements with various service providers.

Shareholder Rights. All shareholders have equal voting, liquidation and other rights. Each share is entitled to one vote for each dollar of net asset value applicable to such share. Shareholders may exchange shares as described under "Exchanges," but will have no other preference, conversion, exchange or preemptive rights. When issued and paid for, shares will be fully paid and nonassessable. Shares of a Fund are redeemable, transferable and freely assignable as collateral. The Trust may establish additional classes or series of shares.

     The Funds do not hold annual shareholder meetings; the Funds may, however, hold special meetings for such purposes as electing or removing Trustees, changing fundamental policies and approving investment advisory agreements or 12b-1 plans. In addition, the Funds are prepared to assist shareholders in communicating with one another for the purpose of convening a meeting to elect Trustees.

SERVICE PROVIDERS

Investment Advisors. The investment advisor to EVERGREEN FOUNDATION FUND, EVERGREEN TAX STRATEGIC FOUNDATION FUND and EVERGREEN AMERICAN RETIREMENT FUND is Evergreen Asset Management Corp. ("Evergreen Asset"). Evergreen Asset is located at 2500 Westchester Avenue, Purchase, New York 10577 and is a subsidiary of First Union Corporation ("First Union"). First Union is located at 301 South College Street, Charlotte, North Carolina 28288-0630.

     As investment advisor to EVERGREEN FOUNDATION FUND, EVERGREEN TAX STRATEGIC FOUNDATION FUND and EVERGREEN AMERICAN RETIREMENT FUND, Evergreen Asset manages each Fund's investments, provides various administrative services and supervises each Fund's daily business affairs, subject to the authority of the Trustees. Evergreen Asset is entitled to receive from each of EVERGREEN FOUNDATION FUND, EVERGREEN TAX STRATEGIC FOUNDATION FUND and EVERGREEN AMERICAN RETIREMENT FUND, an annual percentage of its average daily net assets, as follows:

                                                        AGGREGATE NET
                                                      ASSET VALUE OF THE
         MANAGEMENT FEE                                SHARES OF A FUND
         --------------                            ------------------------
      EVERGREEN AMERICAN RETIREMENT FUND:
        0.75% of the first                            $ 750,000,000; and
        0.70% of amounts over                           $750,000,000.
                                                       AGGREGATE NET
                                                     ASSET VALUE OF THE
         MANAGEMENT FEE                               SHARES OF A FUND
         --------------                            ------------------------
      EVERGREEN FOUNDATION FUND AND EVERGREEN TAX
       STRATEGIC FOUNDATION FUND:
        0.875% of the first                           $ 750,000,000; and
        0.750% of the next                            $ 250,000,000; and
        0.700% of amounts over                         $1,000,000,000.

     The investment advisor to EVERGREEN BALANCED FUND is Keystone Investment
Management Company ("Keystone"). Keystone has provided investment advisory and management services to investment companies and private accounts since it was organized in 1932. Keystone is located at 200 Berkeley Street, Boston,
Massachusetts 02116-5034, and is an indirect subsidiary of First Union
National Bank ("FUNB"), which is a subsidiary of First Union. FUNB is located at 201 South College Street, Charlotte, North Carolina 28288-0630. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the United States.

     EVERGREEN BALANCED FUND pays Keystone a fee for its services at the annual rate set forth below:

                                                    1.5% OF GROSS DIVIDEND
                                                   AND INTEREST INCOME PLUS
                                                    ASSET VALUE OF THE
                                                       AGGREGATE NET
        MANAGEMENT FEE                               SHARES OF THE FUND
         --------------                            ------------------------
      0.60% of the first                              $100,000,000; plus
      0.55% of the next                               $100,000,000; plus
      0.50% of the next                               $100,000,000; plus
      0.45% of the next                               $100,000,000; plus
      0.40% of the next                               $100,000,000; plus
      0.35% of the next                               $500,000,000; plus
      0.30% of amounts over                            $1,000,000,000.

     Keystone's fee is computed as of the close of business each business day and is payable monthly.

     The total expenses as a percentage of average daily net assets on an annual basis of EVERGREEN FOUNDATION FUND, EVERGREEN TAX STRATEGIC FOUNDATION FUND and EVERGREEN AMERICAN RETIREMENT FUND for the fiscal year ended March 31, 1998 and of EVERGREEN BALANCED FUND for the period ended March 31, 1998, are set forth in the section entitled "Financial Highlights." Such expenses reflect all voluntary advisory fee waivers and expense reimbursements which may be revised or terminated at any time.

Portfolio Managers. Stephen A. Lieber and James T. Colby, III have served as the portfolio managers for EVERGREEN TAX STRATEGIC FOUNDATION FUND since its inception. Mr. Lieber and Mr. Colby are assisted in the management of the Fund by Gary R. Buesser, C.F.A. Mr. Lieber, who is Chairman and Co-Chief Executive Officer of Lieber & Co. and Evergreen Asset, makes all allocation decisions and investment decisions for the equity portion of the portfolio. Mr. Leiber was the founding Partner of Lieber & Co. in 1969 and served as Senior Partner until June, 1994. Mr. Colby manages the fixed-income portion of the portfolio. Mr. Colby has served as a fixed-income portfolio manager with Evergreen Asset since 1992. Mr. Buesser joined Lieber & Co. as an analyst in 1996. Previously, he was a portfolio manager/analyst with Cohen Asset Management from August 1992 through December 1995 and Shearson Lehman Brothers from January 1985 through August 1992. Mr. Lieber is also the portfolio manager for EVERGREEN FOUNDATION FUND.

     The portfolio manager for EVERGREEN AMERICAN RETIREMENT FUND is Irene D. O'Neill, C.F.A. Ms. O'Neill has served as the Fund's principal manager since its inception, and has been associated with Evergreen Asset and its predecessor since 1981. Ms. O'Neill is assisted in the management of the Fund by Natalie Kucharski, C.F.A. Since 1985 Ms. Kucharski has served as an analyst at Lieber & Co. in the insurance, health care services and telecommunications industries.

     Chris Conkey and Judith Warners have co-managed EVERGREEN BALANCED FUND since June, 1998. Mr. Conkey, Chief Investment Officer of Fixed Income and the Head of High Grade Bond Team at Keystone, manages the fixed income side of EVERGREEN BALANCED FUND and Ms. Warners, Vice President of Keystone, manages the equity portion of the Fund. During the past five years at Keystone, Mr. Conkey has served as portfolio manager of several high grade fixed income funds, several high grade-high yield fixed income funds and several off-shore closed-end fixed income funds. Ms. Warners has over 15 years of investment experience with Keystone and has managed Evergreen Blue Chip Fund since January, 1995.

Sub-Advisor. Evergreen Asset has entered into sub-advisory agreements with Lieber & Co. which provide that Lieber & Company's research department and staff will furnish Evergreen Asset with information, investment recommendations, advice and assistance, and will be generally available for consultation on the portfolios of EVERGREEN FOUNDATION FUND, EVERGREEN TAX STRATEGIC FOUNDATION FUND and EVERGREEN AMERICAN RETIREMENT FUND. Lieber & Co. is reimbursed by Evergreen Asset in connection with the rendering of services on the basis of the direct and indirect costs of performing such services. There is no additional charge to EVERGREEN FOUNDATION FUND, EVERGREEN TAX STRATEGIC FOUNDATION FUND and EVERGREEN AMERICAN RETIREMENT FUND for the services provided by Lieber & Co. The address of Lieber & Co. is 2500 Westchester Avenue, Purchase, New York 10577. Lieber & Co. is an indirect, wholly-owned, subsidiary of First Union.

Administrator. Evergreen Investment Services, Inc. ("EIS"), 200 Berkeley Street, Boston, Massachusetts 02116-5034, serves as administrator to the Funds. As administrator, and subject to the supervision and control of the Trust's Board of Trustees, EIS provides the Funds with facilities, equipment and personnel. For its services as administrator, EIS is entitled to receive a fee based on the aggregate average daily net assets of the Funds at a rate based on the total assets of all mutual funds advised by First Union subsidiaries and administered by EIS. The administration fee is calculated in accordance with the following schedule.

     Administration Fee:



     EVERGREEN FOUNDATION FUND, EVERGREEN TAX STRATEGIC FOUNDATION FUND, EVERGREEN AMERICAN RETIREMENT FUND:
     ---------------------------------------------------------------------------

        0.060% on the first                $ 7 billion
        0.0425% on the next                $ 3 billion
        0.035% on the next                 $ 5 billion
        0.025% on the next                 $10 billion
        0.019% on the next                $ 5 billion, and
        0.014% on assets in excess of      $30 billion


      EVERGREEN BALANCED FUND:
      ------------------------
        0.050% on the first                $ 7 billion
        0.035% on the next                 $ 3 billion
        0.030% on the next                 $ 5 billion
        0.020% on the next                 $10 billion
        0.015% on the next                $ 5 billion, and
        0.010% on assets in excess of      $30 billion

Transfer Agent and Dividend Disbursing Agent. Evergreen Service Company ("ESC"), 200 Berkeley Street, Boston, Massachusetts 02116-5034, acts as each Fund's transfer agent and dividend disbursing agent. ESC is an indirect, wholly-owned subsidiary of First Union.

Custodian. State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827, acts as each Fund's custodian.

Principal Underwriter. Evergreen Distributor, Inc. ("EDI"), a subsidiary of The BISYS Group, Inc., located at 125 West 55th Street, New York, New York 10019, is the principal underwriter of the Funds. EDI is not affiliated with First Union.

DISTRIBUTION PLANS AND AGREEMENTS

Distribution Plans. Each Fund's Class A, Class B and Class C shares pay for the expenses associated with the distribution of its shares according to a distribution plan that it has adopted pursuant to Rule 12b-1 under the 1940 Act (each a "Plan" or collectively the "Plans"). Under the Plans, each Fund may incur distribution-related and shareholder servicing-related expenses which are based upon a maximum annual rate as a percentage of each Fund's average daily net assets attributable to the Class, as follows:

      Class A shares......................... 0.75% (currently limited to 0.25%)
      Class B shares......................... 1.00%
      Class C shares......................... 1.00%

     Of the amount that each Class may pay under its respective Plan, up to 0.25% may constitute a service fee to be used to compensate organizations, which may include each Fund's investment advisor or their affiliates, for personal services rendered to shareholders and/or the maintenance of shareholder accounts. The Funds may not pay any distribution or service fees during any fiscal period in excess of the amounts set forth above. Amounts paid under the Plans are used to compensate the Fund's distributor pursuant to the distribution agreements entered into by each Fund.

Distribution Agreements. Each Fund has also entered into a distribution agreement (each a "Distribution Agreement" or collectively the "Distribution Agreements") with EDI. Pursuant to the Distribution Agreements, each Fund will compensate EDI for its services as distributor based upon the maximum annual rate as a percentage of each Fund's average daily net assets attributable to the Class, as follows:

      Class A shares...................................................... 0.25%
      Class B shares...................................................... 1.00%
      Class C shares...................................................... 1.00%

     The Distribution Agreements provide that EDI will use the distribution fee received from each Fund for payments (1) to compensate broker-dealers or other persons for distributing shares of a Fund, including interest and principal payments made in respect of amounts paid to broker-dealers or other persons that have been financed (EDI may assign its rights to receive compensation under the Plans to secure such financings), (2) to otherwise promote the sale of shares of a Fund, and (3) to compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to a Fund's shareholders. FUNB or its affiliates may finance the payments made by EDI to compensate broker-dealers or other persons for distributing shares of the Fund.

     In the event a Fund acquires the assets of other mutual funds, compensation paid to EDI under the Distribution Agreements may be paid by EDI to the distributors of the acquired funds or their predecessors.

     Since EDI's compensation under the Distribution Agreements is not directly tied to the expenses incurred by EDI, the amount of compensation received by it under the Distribution Agreements during any year may be more or less than its actual expenses and may result in a profit to EDI. Distribution expenses incurred by EDI in one fiscal year that exceed the level of compensation paid to EDI for that year may be paid from distribution fees received from a Fund in subsequent fiscal years.

     The Plans are in compliance with the Conduct Rules of the National Association of Securities Dealers, Inc. ("NASD") which effectively limit the annual asset-based sales charges and service fees that a mutual fund may pay on a class of shares to an annual rate of 0.75% and 0.25%, respectively, of the average aggregate annual net assets attributable to that class. The rules also limit the aggregate of all front-end, deferred and asset-based sales charges imposed with respect to a class of shares by a mutual fund that also charges a service fee to 6.25% of cumulative gross sales of shares of that class, plus interest on the unpaid amount at the prime rate plus 1% per annum.

-------------------------------------------------------------------------------

                       PURCHASE AND REDEMPTION OF SHARES

-------------------------------------------------------------------------------

HOW TO BUY SHARES

     You may purchase shares of any of the Funds through broker-dealers, banks or other financial intermediaries, or directly through EDI. In addition, you may purchase shares of any of the Funds by mailing to that Fund, c/o ESC, P.O. Box 2121, Boston, Massachusetts 02106-2121, a completed application and a check payable to the applicable Fund. You may also telephone 1-800-343-2898 to obtain the number of an account to which you can wire or electronically transfer funds and then send in a completed application. Subsequent investments in any amount may be made by check, by wiring federal funds, by direct deposit or by an electronic funds transfer.

     The minimum initial investment is $1,000, which may be waived in certain situations. There is no minimum amount for subsequent investments. Investments of $25 or more are allowed under the Systematic Investment Plan. See the application for more information. Only Class A, Class B and Class C shares are offered through this prospectus (see "General Information" -- "Other Classes of Shares").

Class A Shares -- Front-End Sales Charge Alternative. You may purchase Class A shares of each Fund at net asset value plus an initial sales charge on purchases under $1,000,000. You may purchase $1,000,000 or more of Class A shares without a front-end sales charge; however, a contingent deferred sales charge ("CDSC") equal to the lesser of 1% of the purchase price or the redemption value will be imposed on shares redeemed during the month of purchase and the 12-month period following the month of purchase. The schedule of charges for Class A shares is as follows:

                             INITIAL SALES CHARGE

                         AS A % OF THE NET AS A % OF THE          COMMISSION TO DEALER/AGENT
AMOUNT OF PURCHASE        AMOUNT INVESTED  OFFERING PRICE          AS A % OF OFFERING PRICE
------------------       ----------------- --------------         --------------------------
Less than  $ 50,000.....       4.99%           4.75%                         4.25%
$ 50,000--$ 99,999......       4.71%           4.50%                         4.25%
$100,000--$249,999......       3.90%           3.75%                         3.25%
$250,000--$499,999......       2.56%           2.50%                         2.00%
$500,000--$999,999......       2.04%           2.00%                         1.75%
$1,000,000 or more......        None            None             1.00% of the amount invested
                                                             up to $2,999,999; 0.50% of the amount
                                                          invested over $2,999,999, up to $4,999,999;
                                                            and 0.25% of the excess over $4,999,999

     No front-end sales charges are imposed on Class A shares purchased by (a) institutional investors, which may include bank trust departments and registered investment advisors; (b) investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee; (c) clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisors or financial planners on the books of the broker-dealer through whom shares are purchased; (d) institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with a Fund by the broker-dealer; (e) shareholders of record on October 12, 1990 in any series of Evergreen Investment Trust in existence on that date, and the members of their immediate families; (f) current and retired employees of FUNB and its affiliates, EDI and any broker-dealer with whom EDI has entered into an agreement to sell shares of the Funds, and members of the immediate families of such employees; (g) and upon the initial purchase of an Evergreen fund by investors reinvesting the proceeds from a redemption within the preceding thirty days of shares of other mutual funds, provided such shares were initially purchased with a front-end sales charge or subject to a CDSC; and (h) all qualified plan customers holding Evergreen Class Y shares in connection with a rollover into an individual retirement account. Certain broker-dealers or other financial institutions may impose a fee on transactions in shares of the Funds.

     Class A shares may also be purchased at net asset value by a corporation or certain other qualified retirement plan or a non-qualified deferred compensation plan, or a Title I tax sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees, or a TSA plan sponsored by a public education entity having 5,000 or more eligible employees.

     In connection with sales made to plans of the type described in the preceding sentence EDI will pay broker-dealers and others concessions at the rate of 0.50% of the net asset value of the shares purchased. These payments are subject to reclaim in the event the shares are redeemed within twelve months after purchase.

     Certain employer-sponsored retirement or savings plans, including eligible 401(k) plans, may purchase Class A shares at net asset value provided that such plans meet a certain required minimum number of eligible employees or required amount of assets. Additional information concerning the waiver of sales charges is set forth in the SAI.

     When Class A shares are sold, EDI will normally retain a portion of the applicable sales charge and pay the balance to the broker-dealer or other financial intermediary through whom the sale was made. EDI may also pay fees to banks from sales charges for services performed on behalf of the customers of such banks in connection with the purchase of shares of the Funds. In addition to compensation paid at the time of sale, entities whose clients have purchased Class A shares may receive a service fee equal to 0.25% of the average daily value on an annual basis of Class A shares held by their clients. Certain purchases of Class A shares may qualify for reduced sales charges in accordance with a Fund's Concurrent Purchases, Rights of Accumulation, Letter of Intent, certain Retirement Plans and Reinstatement Privilege. See "Sales Charge Waivers or Reductions" in the SAI for additional information concerning these reduced sales charges.

Class B Shares--Deferred Sales Charge Alternative. You may purchase Class B shares at net asset value without an initial sales charge. However, you may pay a CDSC if you redeem shares within six years after the month of purchase. The amount of the CDSC (expressed as a percentage of the lesser of the current net asset value or original cost) will vary according to the number of years from the month of purchase of Class B shares as set forth below.

                                                                        CDSC
REDEMPTION TIMING                                                      IMPOSED
-----------------                                                      -------
Month of purchase and the first twelve-month period following the month of purchase....................................................  5.00%
Second twelve-month period following the month of purchase............  4.00%
Third twelve-month period following the month of purchase.............  3.00%
Fourth twelve-month period following the month of purchase............  3.00%
Fifth twelve-month period following the month of purchase.............  2.00%
Sixth twelve-month period following the month of purchase.............  1.00%
No CDSC is imposed on amounts redeemed thereafter.

     The CDSC is deducted from the amount of the redemption and is paid to EDI. In the event a Fund acquires the assets of other mutual funds, the CDSC may be paid by EDI to the distributors of the acquired funds. Class B shares are subject to higher distribution and/or shareholder service fees than Class A shares for a period of seven years after the month of purchase (after which it is expected that they will convert to Class A shares without imposition of a front-end sales charge). The higher fees mean a higher expense ratio, so Class B shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares. The Funds will not normally accept any purchase of Class B shares in the amount of $250,000 or more.

     At the end of the period ending seven years after the end of the calendar month in which the shareholder's purchase order was accepted, Class B shares will automatically convert to Class A shares and will no longer be subject to a higher distribution services fee imposed on Class B shares. Such conversion will be on the basis of the relative net asset values of the two Classes, without the imposition of any sales load, fee or other charge. The purpose of the conversion feature is to reduce the distribution services fee paid by holders of Class B shares that have been outstanding long enough for the Distributor to have been compensated for the expenses associated with the sale of such shares. The CDSC applicable to Class B Shares will be waived on redemptions made by certain employer-sponsored retirement or savings plans, including eligible 401(k) plans. See "Sales Charge Waivers or Reductions" in the SAI for additional information.

Class C Shares -- Level-Load Alternative. Class C shares are only offered through broker-dealers who have special distribution agreements with EDI. You may purchase Class C shares at net asset value without any initial sales charge and, therefore, the full amount of your investment will be used to purchase Fund shares. However, you will pay a 1.00% CDSC, if you redeem shares during the month of purchase and the 12-month period following the month of purchase. No CDSC is imposed on amounts redeemed thereafter. Class C shares incur higher distribution and/or shareholder service fees than Class A shares but, unlike Class B shares, do not convert to any other class of shares of a Fund. The higher fees mean a higher expense ratio, so Class C shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares. The Funds will not normally accept any purchase of Class C shares in the amount of $500,000 or more. No CDSC will be imposed on Class C shares purchased by institutional investors and through employee benefit and savings plans eligible for the exemption from front-end sales charges described under "Class A Shares-Front End Sales Charge Alternative," above. Broker-dealers and other financial intermediaries whose clients have purchased Class C shares may receive a trailing commission equal to 0.75% of the average daily net asset value of such shares on an annual basis held by their clients more than one year from the date of purchase. Service fees will commence immediately with respect to shares eligible for exemption from the CDSC normally applicable to Class C shares.

Contingent Deferred Sales Charge. Certain shares with respect to which a Fund did not pay a commission on issuance, including shares obtained from dividend or distribution reinvestment, are not subject to a CDSC. Any CDSC imposed upon the redemption of Class A, Class B or Class C shares is a percentage of the lesser of (1) the net asset value of the shares redeemed or (2) the net asset value at the time of purchase of such shares.

     No CDSC is imposed on a redemption of shares of a Fund in the event of
(1) death or disability of the shareholder; (2) a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA"); (3) automatic withdrawals from ERISA plans if the shareholder is at least 59 1/2 years old; (4) involuntary redemptions of accounts having an aggregate net asset value of less than $1,000; (5) automatic withdrawals under the Systematic Withdrawal Plan of up to 1.00% per month of the shareholder's initial account balance; (6) withdrawals consisting of loan proceeds to a retirement plan participant; (7) financial hardship withdrawals made by a retirement plan participant; or (8) withdrawals consisting of returns of excess contributions or excess deferral amounts made to a retirement plan participant.

     The Funds may also sell Class A, Class B or Class C shares at net asset value without any initial sales charge or a CDSC to certain Directors, Trustees, officers and employees of the Funds, Keystone, FUNB, Evergreen Asset, EDI and certain of their affiliates, and to members of the immediate families of such persons, to registered representatives of firms with dealer agreements with EDI, and to a bank or trust company acting as a trustee for a single account.

     See "Sales Charge Waivers or Reductions" in the SAI for additional information.

How the Funds Value Their Shares. The net asset value of each Class of shares of a Fund is calculated by dividing the value of the amount of a Fund's net assets attributable to that Class by the number of outstanding shares of that Class. Shares are valued each day the New York Stock Exchange (the "Exchange") is open as of the close of regular trading (currently 4:00 p.m. Eastern time). The securities in a Fund are valued at their current market value determined on the basis of market quotations or, if such quotations are not readily available, such other methods as the Trustees believe would accurately reflect fair value. Non-dollar denominated securities will be valued as of the close of the Exchange at the closing price of such securities in their principal trading markets.

General. The decision as to which Class of shares is more beneficial to you depends on the amount of your investment and the length of time you will hold it. If you are making a large investment, thus qualifying for a reduced sales charge, you might consider Class A shares. If you are making a smaller investment, you might consider Class B shares since 100% of your purchase is invested immediately and since such shares will convert to Class A shares, which incur lower ongoing distribution and/or shareholder service fees, after seven years. If you are unsure of the time period of your investment, you might consider Class C shares since there are no initial sales charges and, although there is no conversion feature, the CDSC only applies to redemptions made during the first year after the month of purchase. Consult your financial intermediary for further information. The compensation received by broker-dealers and agents may differ depending on whether they sell Class A, Class B or Class C shares. There is no size limit on purchases of Class A shares.

     In addition to the discount or commission paid to broker-dealers, EDI may from time to time pay to broker-dealers additional cash or other incentives that are conditioned upon the sale of a specified minimum dollar amount of shares of a Fund and/or other Evergreen funds. Such incentives will take the form of payment for attendance at seminars, lunches, dinners, sporting events or theater performances, or payment for travel, lodging and entertainment incurred in connection with travel by persons associated with a broker-dealer and their immediate family members to urban or resort locations within or outside the United States. Such a dealer may elect to receive cash incentives of equivalent amount in lieu of such payments. EDI may also limit the availability of such incentives to certain specified dealers. EDI from time to time sponsors promotions involving First Union Brokerage Services, Inc., an affiliate of each Fund's investment adviser, and select broker-dealers, pursuant to which incentives are paid, including gift certificates and payments in amounts up to 1% of the dollar amount of shares of a Fund sold. Awards may also be made based on the opening of a minimum number of accounts. Such promotions are not being made available to all broker-dealers. Certain broker-dealers may also receive payments from EDI or a Fund's investment adviser over and above the usual trail commissions or shareholder servicing payments applicable to a given Class of shares.

Additional Purchase Information. As a condition of this offering, if a purchase is canceled due to nonpayment or because an investor's check does not clear, the investor will be responsible for any loss a Fund or its investment advisor incurs. If such investor is an existing shareholder, a Fund may redeem shares from an investor's account to reimburse the Fund or its investment advisor for any loss. In addition, such investor may be prohibited or restricted from making further purchases in any of the Evergreen funds. The Funds will not accept third party checks other than those payable directly to a shareholder whose account has been in existence at least 30 days.

HOW TO REDEEM SHARES

     You may "redeem" ( i.e., sell) your shares for cash, at the net redemption value on any day the Exchange is open, either directly by writing to the Fund, c/o ESC, or through your financial intermediary. The amount you will receive is the net asset value adjusted for fractions of a cent (less any applicable CDSC) next calculated after a Fund receives your request in proper form. Proceeds generally will be sent to you within seven days. However, for shares recently purchased by check, a Fund will not send proceeds until it is reasonably satisfied that the check has been collected (which may take up to 15 days). Once a redemption request has been telephoned or mailed, it is irrevocable and may not be modified or canceled.

Redeeming Shares Through Your Financial Intermediary. A Fund must receive instructions from your financial intermediary before 4:00 p.m. (eastern time) for you to receive that day's net asset value (less any applicable CDSC). Your financial intermediary is responsible for furnishing all necessary documentation to a Fund and may charge you for this service. Certain financial intermediaries may require that you give instructions earlier than 4:00 p.m. (eastern time).

Redeeming Shares Directly by Mail or Telephone. You may redeem by mail by sending a signed letter of instruction or stock power form to the Fund, c/o ESC (the registrar, transfer agent and dividend-disbursing agent for each Fund.) Stock power forms are available from your financial intermediary, ESC, and many commercial banks. Additional documentation is required for the sale of shares by corporations, financial intermediaries, fiduciaries and surviving joint owners. Signature guarantees are required for all redemption requests for shares with a value of more than $50,000. Currently, the requirement for a signature guarantee has been waived on redemptions of $50,000 or less when the account address of record has been the same for a minimum period of 30 days. Each Fund and ESC reserve the right to withdraw this waiver at any time. A signature guarantee must be provided by a bank or trust company (not a Notary Public), a member firm of a domestic stock exchange or by other financial institutions whose guarantees are acceptable under the Securities Exchange Act of 1934 and ESC's policies.

     Shareholders may redeem amounts of $1,000 or more (up to $50,000) from their accounts by calling the telephone number on the front page of this prospectus between the hours of 8:00 a.m. and 6:00 p.m. (eastern time) each business day (i.e., any weekday exclusive of days on which the Exchange or ESC's offices are closed). The Exchange is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Redemption requests received after 4:00 p.m. (eastern time) will be processed using the net asset value determined on the next business day. Such redemption requests must include the shareholder's account name, as registered with a Fund, and the account number. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone redemptions. If you cannot reach a Fund by telephone, you should follow the procedures for redeeming by mail or through a broker-dealer as set forth herein. The telephone redemption service is not made available to shareholders automatically. Shareholders wishing to use the telephone redemption service must complete the appropriate sections on the application and choose how the redemption proceeds are to be paid. Redemption proceeds will either (1) be mailed by check to the shareholder at the address in which the account is registered or (2) be wired to an account with the same registration as the shareholder's account in a Fund at a designated commercial bank.

     In order to insure that instructions received by ESC are genuine when you initiate a telephone transaction, you will be asked to verify certain criteria specific to your account. At the conclusion of the transaction, you will be given a transaction number confirming your request, and written confirmation of your transaction will be mailed the next business day. Your telephone instructions will be recorded. Redemptions by telephone are allowed only if the address and bank account of record have been the same for a minimum period of 30 days. Each Fund reserves the right at any time to terminate, suspend, or change the terms of any redemption method described in this prospectus, except redemption by mail, and to impose fees.

     Except as otherwise noted, the Funds, ESC and EDI will not assume responsibility for the authenticity of any instructions received by any of them from a shareholder in writing, over the Evergreen Express Line (described below), or by telephone. ESC will employ reasonable procedures to confirm that instructions received over the Evergreen Express Line or by telephone are genuine. The Funds, ESC and EDI will not be liable when following instructions received over the Evergreen Express Line or by telephone that ESC reasonably believes are genuine.

Evergreen Express Line. The Evergreen Express Line offers you specific fund account information and price and yield quotations as well as the ability to do account transactions, including investments, exchanges and redemptions. You may access the Evergreen Express Line by dialing toll free 1-800-346-3858 on any touch-tone telephone, 24 hours a day, seven days a week.

General. The sale of shares is a taxable transaction for federal income tax purposes. The Funds may temporarily suspend the right to redeem their shares when (1) the Exchange is closed, other than customary weekend and holiday closings; (2) trading on the Exchange is restricted; (3) an emergency exists and the Funds cannot dispose of their investments or fairly determine their value; or (4) the SEC so orders. The Funds reserve the right to close an account that through redemption has fallen below $1,000 and has remained so for 30 days. Shareholders will receive 60 days' written notice to increase the account value to at least $1,000 before the account is closed. The Funds have elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of a Fund's total net assets, during any 90-day period for any one shareholder.

EXCHANGE PRIVILEGE

How to Exchange Shares. You may exchange some or all of your shares for shares of the same class in other Evergreen funds through your financial intermediary by calling or writing to ESC, or by using the Evergreen Express Line as described above. Once an exchange request has been telephoned or mailed, it is irrevocable and may not be modified or canceled. Exchanges will be made on the basis of the relative net asset values of the shares exchanged next determined after an exchange request is received. An exchange which represents an initial investment in another Evergreen fund is subject to the minimum investment and suitability requirements of each Fund.

     Each of the Evergreen funds has different investment objectives and policies. For more information, a prospectus of the fund into which an exchange will be made should be read prior to the exchange. An exchange order must comply with the requirement for a redemption or repurchase order and must specify the dollar value or number of shares to be exchanged. An exchange is treated for federal income tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss. Shareholders are limited to five exchanges per calendar year, with a maximum of three per calendar quarter. This exchange privilege may be modified or discontinued at any time by a Fund upon 60 days' notice to shareholders and is only available in states in which shares of a fund being acquired may lawfully be sold.

     No CDSC will be imposed in the event shares are exchanged for shares of the same class of other Evergreen funds. If you redeem shares, the CDSC applicable to the shares of the Evergreen fund originally purchased for cash is applied. Also, Class B shares will continue to age following an exchange for the purpose of conversion to Class A shares and for the purpose of determining the amount of the applicable CDSC.

Exchanges Through Your Financial Intermediary. A Fund must receive exchange instructions from your financial intermediary before 4:00 p.m. (eastern time) for you to receive that day's net asset value. Your financial intermediary is responsible for furnishing all necessary documentation to a Fund and may charge you for this service.

Exchanges By Telephone And Mail. Exchange requests received by a Fund after 4:00 p.m. (eastern time) will be processed using the net asset value determined at the close of the next business day. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone exchanges. You should follow the procedures outlined below for exchanges by mail if you are unable to reach ESC by telephone. If you wish to use the telephone exchange service you should indicate this on the application. As noted above, each Fund will employ reasonable procedures to confirm that instructions for the redemption or exchange of shares communicated by telephone are genuine. A telephone exchange may be refused by a Fund or ESC if it is believed advisable to do so. Procedures for exchanging Fund shares by telephone may be modified or terminated at any time. Written requests for exchanges should follow the same procedures outlined for written redemption requests in the section entitled "How to Redeem Shares;" however, no signature guarantee is required.

SHAREHOLDER SERVICES

     The Funds offer the following shareholder services. For more information about these services or your account, contact your financial intermediary, ESC or call the toll-free number on the front page of this prospectus. Some services are described in more detail in the application.

Systematic Investment Plan. Under a Systematic Investment Plan, you may invest as little as $25 per month to purchase shares of a Fund with no minimum initial investment required.

Telephone Investment Plan. You may make investments into an existing account electronically in amounts of not less than $100 or more than $10,000 per investment. Telephone investment requests received by 4:00 p.m. (Eastern time) will be credited to a shareholder's account the day the request is received.

Systematic Withdrawal Plan. When an account of $10,000 or more is opened or when an existing account reaches that size, you may participate in a Systematic Withdrawal Plan (the "Withdrawal Plan") by filling out the appropriate part of the application. Under this Withdrawal Plan, you may receive (or designate a third party to receive) a monthly or quarterly fixed-withdrawal payment in a stated amount of at least $75, and as much as 1.0% per month or 3.0% per quarter of the total net asset value of fund shares in your account when the SWP was opened. Fund shares will be redeemed as necessary to meet withdrawal payments. All participants must elect to have their dividends and capital gain distributions reinvested automatically. Any applicable CDSC will be waived with respect to redemptions occurring under a Withdrawal Plan during a calendar year to the extent that such redemptions do not exceed 12% of (1) the initial value of the account plus (2) the value, at the time of purchase, of any subsequent investments.

Investments Through Employee Benefit and Savings Plans. Certain qualified and non-qualified employee benefit and savings plans may make shares of the Funds and other Evergreen funds available to their participants. Investments made by such employee benefit plans may be exempt from front-end sales charges if they meet the criteria set forth under "Class A Shares-Front End Sales Charge Alternative." Evergreen Asset, Keystone or FUNB may provide compensation to organizations providing administrative and recordkeeping services to plans which make shares of the Evergreen funds available to their participants.

Automatic Reinvestment Plan. For the convenience of investors, all dividends and distributions are automatically reinvested in full and fractional shares of a Fund at the net asset value per share at the close of business on the record date, unless otherwise requested by a shareholder in writing. If the transfer agent does not receive a written request for subsequent dividends and/or distributions to be paid in cash at least three full business days prior to a given record date, the dividends and/or distributions to be paid to a shareholder will be reinvested.

Dollar Cost Averaging. Through dollar cost averaging you can invest a fixed dollar amount each month or each quarter in any Evergreen fund. This results in more shares being purchased when the selected fund's net asset value is relatively low and fewer shares being purchased when the fund's net asset value is relatively high and may result in a lower average cost per share than a less systematic investment approach.

     Prior to participating in dollar cost averaging, you must establish an account in an Evergreen fund. You should designate on the application (1) the dollar amount of each monthly or quarterly investment you wish to make and (2) the fund in which the investment is to be made. Thereafter, on the first day of the designated month, an amount equal to the specified monthly or quarterly investment will automatically be redeemed from your initial account and invested in shares of the designated fund.

Two Dimensional Investing. You may elect to have income and capital gains distributions from any Evergreen fund shares you own automatically invested to purchase the same class of shares of any other Evergreen fund.

You may select this service on your application and indicate the Evergreen fund(s) into which distributions are to be invested.

Tax Sheltered Retirement Plans. The Funds have various retirement plans available to eligible investors, including Individual Retirement Accounts
(IRAs); Rollover IRAs; Simplified Employee Pension Plans (SEPs); Salary Incentive Match Plan for Employees (SIMPLEs); Tax Sheltered Annuity Plans; 403(b)(7) Plans; 401(k) Plans; Keogh Plans; Profit-Sharing Plans; Medical Savings Accounts; Pension and Target Benefit and Money Purchase Plans. For details, including fees and application forms, call toll free 1-800-247-4075 or write to ESC.

BANKING LAWS

     The Glass-Steagall Act and other banking laws and regulations presently prohibit member banks of the Federal Reserve System ("Member Banks") or their non-bank affiliates from sponsoring, organizing, controlling, or distributing the shares of registered open-end investment companies such as the Funds. Such laws and regulations also prohibit banks from issuing, underwriting or distributing securities in general. However, under the Glass-Steagall Act and such other laws and regulations, a Member Bank or an affiliate thereof may act as investment adviser, transfer agent or custodian to a registered open-end investment company and may also act as agent in connection with the purchase of shares of such an investment company upon the order of its customer. FUNB and its affiliates are subject to and in compliance with the aforementioned laws and regulations.

     Changes to applicable laws and regulations or future judicial or administrative decisions could result in FUNB and its affiliates being prevented from continuing to perform the services required under the investment advisory agreements or from acting as agent in connection with the purchase of shares of the Funds by their customers. If FUNB and its affiliates were prevented from continuing to provide the services called for under the investment advisory agreements, it is expected that the Trustees would identify, and call upon each Fund's shareholders to approve, new investment advisers. If this were to occur, it is not anticipated that the shareholders of any Fund would suffer any adverse financial consequences.

-------------------------------------------------------------------------------

                               OTHER INFORMATION

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DIVIDENDS, DISTRIBUTIONS AND TAXES

     Each Fund intends to distribute its investment company taxable income quarterly and net realized capital gains at least annually. Shareholders receive Fund distributions in the form of additional shares of that class of shares upon which the distribution is based or, at the shareholder's option, in cash. Shareholders of a Fund who have not opted to receive cash prior to the payable date for any dividend from net investment income or the record date for any capital gains distribution will have the number of such shares determined on the basis of a Fund's net asset value per share computed at the end of that day after adjustment for the distribution. Net asset value is used in computing the number of shares in both capital gains and income distribution investments.

     Because Class A shares bear most of the costs of distribution of such shares through payment of a front-end sales charge, while Class B and, when applicable, Class C shares bear such expenses through a higher annual distribution fee, expenses attributable to Class B shares and Class C shares will generally be higher than those of Class A shares, and income distributions paid by a Fund with respect to Class A shares will generally be greater than those paid with respect to Class B and Class C shares.

     Account statements and/or checks, as appropriate, will be mailed within seven days after a Fund pays a distribution. Unless a Fund receives instructions to the contrary before the record or payable date, as the case may be, it will assume that a shareholder wishes to receive that distribution and future capital gains and income distributions in shares. Instructions continue in effect until changed in writing. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by ESC is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distributions or redemption checks.

     Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Code. While so qualified, it is expected that each Fund will not be required to pay any federal income taxes on that portion of its investment company taxable income and any net realized capital gains it distributes to shareholders. The Code imposes a 4% nondeductible excise tax on regulated investment companies, such as the Funds, to the extent they do not meet certain distribution requirements by the end of each calendar year. The Funds anticipate meeting such distribution requirements.

     Any taxable dividend declared in October, November or December to shareholders of record in such a month and paid by the following January 31 will be includable in the taxable income of shareholders as if paid on December 31 of the year in which the dividend was declared.

     The Funds may be subject to foreign withholding taxes which would reduce the yield on their investments. Tax treaties between certain countries and the United States may reduce or eliminate such taxes. Shareholders of a Fund who are subject to United States federal income tax may be entitled, subject to certain rules and limitations, to claim a federal income tax credit or deduction for foreign income taxes paid by the Fund. See the SAI for additional details. A Fund's transactions in options, futures and forward contracts may be subject to special tax rules. These rules can affect the amount, timing and characteristics of distributions to shareholders.

     The Funds are required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions (if any) and redemptions) paid to certain shareholders. In order to avoid this backup withholding requirement, each investor must certify on the application, or on a separate form supplied by a Fund's transfer agent, that the investor's social security number or taxpayer identification number is correct and that the investor is not currently subject to backup withholding or is exempt from backup withholding. A shareholder who acquires Class A shares of a Fund and sells or otherwise disposes of such shares within 90 days of acquisition may not be allowed to include certain sales charges incurred in acquiring such shares for purposes of calculating gain and loss realized upon a sale or exchange of shares of a Fund.

     The Funds intend to distribute their net capital gains as capital gains dividends. Shareholders should treat such dividends as long-term capital gains. The Funds will designate capital gains distributions as such by a written notice mailed to each shareholder no later than 60 days after the close of each Fund's taxable year. If a shareholder receives a capital gain dividend and holds his shares for six months or less, then any allowable loss on disposition of such shares will be treated as long-term capital loss to the extent of such capital gain dividend.

     The foregoing discussion of federal income tax consequences is based on tax laws and regulations in effect on the date of this prospectus and is subject to change by legislative or administrative action. As the foregoing discussion is for general information only, you should also review the discussion of "Additional Tax Information" contained in the SAI. In addition, you should consult your own tax adviser as to the tax consequences of investments in a Fund, including the application of state and local taxes which may be different from the federal income tax consequences described above.

GENERAL INFORMATION

Portfolio Turnover. The estimated annual portfolio turnover rate for each of the Funds is not expected to exceed 100%. A portfolio turnover rate of 100% would occur if all of a Fund's portfolio securities were replaced in one year. The portfolio turnover rate experienced by a Fund directly affects the transaction costs relating to the purchase and sale of securities which a Fund bears directly. A high rate of portfolio turnover will increase such costs. The portfolio turnover rates for each Fund are set forth under "Financial Highlights."

Portfolio Transactions. Consistent with the Conduct Rules of the NASD, and subject to seeking best price and execution, a Fund may consider sales of its shares as a factor in the selection of dealers to enter into portfolio transactions with the Fund.

Other Classes of Shares. Each Fund currently offers four classes of shares, Class A, Class B, Class C and Class Y, and may in the future offer additional classes. Class Y shares are not offered by this Prospectus and are only available to (1) persons who at or prior to December 31, 1994, owned shares in a mutual fund advised by Evergreen Asset, (2) certain institutional investors and (3) investment advisory clients of FUNB, Evergreen Asset, Keystone or their affiliates. The dividends payable with respect to Class A, Class B and Class C shares will be less than those payable with respect to Class Y shares due to the distribution and shareholder servicing related expenses borne by Class A, Class B and Class C shares and the fact that such expenses are not borne by Class Y shares. Investors should telephone 1-800-343-2898 to obtain more information on other classes of shares.

Performance Information. The Funds may quote their "total return" or "yield" for a specified period in advertisements, reports or other communications to shareholders. Total return and yield are computed separately for each class of shares. Performance data for one or more classes may be included in any advertisement or sales literature using performance data of a Fund.

     A Fund's total return for each such period is computed by finding, through the use of a formula prescribed by the SEC, the average annual compounded rate of return over the period that would equate an assumed initial amount invested to the value of the investment at the end of the period. For purposes of computing total return, dividends and capital gains distributions paid on shares of a Fund are assumed to have been reinvested when paid and the maximum sales charges applicable to purchases of the Fund's shares are assumed to have been paid.

     Yield is a way of showing the rate of income a Fund earns on its investments as a percentage of the Fund's share price. A Fund's yield is calculated according to accounting methods that are standardized by the SEC for all stock and bond funds. Because yield accounting methods differ from the method used for other accounting purposes, a Fund's yield may not equal its distribution rate, the income paid to your account or the net investment income reported in the Fund's financial statements. To calculate yield, a Fund takes the interest and dividend income it earned from its portfolio of investments (as defined by the SEC formula) for a 30-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on the Fund's share price at the end of the 30-day period. This yield does not reflect gains or losses from selling securities.

     Performance data may be included in any advertisement or sales literature of a Fund. These advertisements may quote performance rankings or ratings of a Fund by financial publications or independent organizations such as Lipper Analytical Services, Inc. and Morningstar, Inc. or may compare the Fund's performance to various indices. The Funds may also advertise in items of sales literature an "actual distribution rate" which is computed by dividing the total ordinary income distributed (which may include the excess of short-term capital gains over losses) to shareholders for the latest twelve month period by the maximum public offering price per share on the last day of the period. Investors should be aware that past performance may not be reflective of future results.

     In marketing a Fund's shares, information may be provided that is designed to help individuals understand their investment goals and explore various financial strategies. Such information may include publications describing general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; a questionnaire designed to help create a personal financial profile; and an action plan offering investment alternatives. The information provided to investors may also include discussions of other Evergreen funds, products, and services, which may include: retirement investing; brokerage products and services; the effects of periodic investment plans and dollar cost averaging; saving for college; and charitable giving. In addition, the information provided to investors may quote financial or business publications and periodicals, including model portfolios or allocations, as they relate to fund management, investment philosophy, and investment techniques. EDI may also reprint, and use as advertising and sales literature, articles from Evergreen Events, a quarterly magazine provided to Evergreen fund shareholders.

Year 2000 Risks. Like other investment companies, financial and business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by the Funds' investment advisers and the Funds' other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Funds' investment advisers are taking steps to address the Year 2000 Problem with respect to the computer systems that they use and to obtain assurances that comparable steps are being taken by the Funds' other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds.

Additional Information. This prospectus and the SAI, which has been incorporated by reference herein, do not contain all the information set forth in the Registration Statements filed by the Trust with the SEC under the Securities Act of 1933, as amended. Copies of the Registration Statements may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C.

INVESTMENT ADVISOR
Evergreen Asset Management Corp., 2500 Westchester Avenue, Purchase, New York 10577
  Evergreen Foundation Fund, Evergreen Tax Strategic Foundation Fund, Evergreen American Retirement Fund

Keystone Investment Management Company, 200 Berkeley Street, Boston, Massachusetts 02116-5034
  Evergreen Balanced Fund

CUSTODIAN

State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827

TRANSFER AGENT

Evergreen Service Company, P.O. Box 2121, Boston, Massachusetts 02116-5034

LEGAL COUNSEL
Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C. 20036

INDEPENDENT AUDITORS
KPMG Peat Marwick LLP, 99 High Street, Boston, Massachusetts 02110

DISTRIBUTOR
Evergreen Distributor, Inc., 125 W. 55th Street, New York, New York 10019

56761

-------------------------------------------------------------------------------
PROSPECTUS                                                       August 1, 1998
-------------------------------------------------------------------------------

EVERGREENSM BALANCED FUNDS                                                 LOGO
-------------------------------------------------------------------------------

EVERGREEN FOUNDATION FUND
EVERGREEN TAX STRATEGIC FOUNDATION FUND
EVERGREEN AMERICAN RETIREMENT FUND
EVERGREEN BALANCED FUND
(EACH A "FUND;" TOGETHER, THE "FUNDS")

CLASS Y SHARES

     The Evergreen Balanced Funds are designed to provide investors with a selection of investment alternatives which seek to provide current income, capital appreciation or after-tax "total return."

     This Prospectus provides information regarding the Class Y shares offered by the Funds. Each Fund is, or is a series of, an open-end, diversified, management investment company. This Prospectus sets forth concise information about the Funds that a prospective investor should know before investing. The address of the Funds is 200 Berkeley Street, Boston, Massachusetts 02116.

     A Statement of Additional Information ("SAI") for the Funds dated August 1, 1998, as supplemented from time to time, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference herein. The SAI provides information regarding certain matters discussed in this prospectus and other matters which may be of interest to investors, and may be obtained without charge by calling the Evergreen funds at 1-800-343-2898. There can be no assurance that the investment objective of any Fund will be achieved. Investors are advised to read this prospectus carefully.

     THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR OTHERWISE PROTECTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                   Keep This Prospectus For Future Reference

EVERGREENSM is a Service Mark of Evergreen Asset Management Corp.
Copyright 1995, Evergreen Asset Management Corp.

                               TABLE OF CONTENTS

EXPENSE INFORMATION....................    3
FINANCIAL HIGHLIGHTS...................    4
DESCRIPTION OF THE FUNDS...............    7
   Investment Objectives and Policies..    7
   Investment Practices and
    Restrictions.......................   10
   Special Risk Considerations.........   14
ORGANIZATION AND SERVICE PROVIDERS.....   15
   Organization........................   15
   Service Providers...................   16

PURCHASE AND REDEMPTION OF SHARES......................................  18
   How to Buy Shares...................................................  18
   How to Redeem Shares................................................  18
   Exchange Privilege..................................................  19
   Shareholder Services................................................  20
   Banking Laws........................................................  21
OTHER INFORMATION......................................................  21
   Dividends, Distributions and Taxes..................................  21
   General Information.................................................  22

-------------------------------------------------------------------------------

                              EXPENSE INFORMATION

-------------------------------------------------------------------------------

     The tables and Examples set forth below summarize the various costs and expenses a shareholder will bear, directly or indirectly, associated with an investment in the Class Y shares of each Fund. Shareholder transaction expenses are fees paid directly from your account when you buy or sell shares. For further information see "Purchase and Redemption of Shares" and "General Information--Other Classes of Shares."

        SHAREHOLDER TRANSACTION EXPENSES  None

     Annual operating expenses reflect the normal operating expenses of a Fund, and include costs such as management, distribution and other fees. The tables below show for each of EVERGREEN FOUNDATION FUND, EVERGREEN TAX STRATEGIC FOUNDATION FUND and EVERGREEN AMERICAN RETIREMENT FUND actual annual operating expenses for the fiscal year ended March 31, 1998 and for EVERGREEN BALANCED FUND estimated annual operating expenses for the fiscal year ending March 31, 1999. The Examples show what your costs would be for a hypothetical $1,000 investment over the periods indicated. The Examples assume that you reinvest all of your dividends and that the Funds' average annual return will be 5%. THE EXAMPLES ARE FOR ILLUSTRATION PURPOSES ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RETURN. THE FUNDS' ACTUAL EXPENSES AND RETURNS WILL VARY. For a more complete description of the various costs and expenses borne by the Funds see "Organization and Service Providers."

EVERGREEN FOUNDATION FUND


ANNUAL OPERATING EXPENSES
-------------------------
Management Fees            0.77%
Other Expenses             0.26%
                           ----
Total                      1.03%
                           ====

 EXAMPLES ASSUMING REDEMPTION
       AT END OF PERIOD
 ----------------------------
After 1 Year             $ 11
AFTER 3 YEARS            $ 33
After 5 Years            $ 57
After 10 Years           $126

EVERGREEN TAX STRATEGIC FOUNDATION FUND

ANNUAL
OPERATING
EXPENSES
---------
Management Fees  0.88%
Other Expenses   0.27%
                 ----
Total            1.15%
                 ====

                             After 1 Year    $ 12
                             After 3 Years   $ 37
                             After 5 Years   $ 63
                             After 10 Years  $140

EVERGREEN AMERICAN RETIREMENT FUND

ANNUAL
OPERATING
EXPENSES
---------
Management Fees  0.75%
Other Expenses   0.39%
                 ----
Total            1.14%
                 ====

                             After 1 Year    $ 12
                             After 3 Years   $ 36
                             After 5 Years   $ 63
                             After 10 Years  $139

EVERGREEN BALANCED FUND

ESTIMATED
ANNUAL
OPERATING
EXPENSES
---------
Management Fees  0.46%
Other Expenses   0.25%
                 ----
Total            0.71%
                 ====

                             After 1 Year    $  7
                             After 3 Years   $ 23
                             After 5 Years   $ 40
                             After 10 Years  $ 88

-------------------------------------------------------------------------------

                             FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------

     The tables on the following pages present, for each Fund, financial highlights for a share outstanding throughout each period indicated. The information in the tables for the five most recent fiscal years or the life of the Fund if shorter has been audited by the respective Fund's independent auditors as follows: EVERGREEN FOUNDATION FUND, EVERGREEN TAX STRATEGIC FOUNDATION FUND and EVERGREEN AMERICAN RETIREMENT FUND for the fiscal year ended March 31, 1998, the three months ended March 31, 1997 and the fiscal year ended December 31, 1996 by KPMG Peat Marwick LLP and for the fiscal years ended December 31, 1995 and prior by other auditors; EVERGREEN BALANCED FUND for the period ended March 31, 1998 by KPMG Peat Marwick LLP. The report of KPMG Peat Marwick LLP on the audited information with respect to each Fund (except for EVERGREEN FOUNDATION FUND, EVERGREEN TAX STRATEGIC FOUNDATION FUND and EVERGREEN AMERICAN RETIREMENT FUND for the fiscal year ended December 31, 1995 and prior) is incorporated by reference into the Funds' SAI. The following information for each Fund should be read in conjunction with the financial statements and related notes which are incorporated by reference into the Funds' SAI.

     Further information about a Fund's performance is contained in the Fund's annual report to shareholders, which may be obtained without charge.

EVERGREEN FOUNDATION FUND -- CLASS Y SHARES

                            YEAR ENDED                         YEAR ENDED
                             MARCH 31,                        DECEMBER 31,
                          ----------------  -------------------------------------------------------
                           1998#   1997**    1996     1995    1994    1993    1992    1991   1990*
                          -------  -------  -------  ------  ------  ------  ------  ------  ------
NET ASSET VALUE
 BEGINNING OF YEAR......   $16.02   $16.14   $15.13  $12.27  $13.12  $11.98  $10.75   $8.95  $10.00
                          -------  -------  -------  ------  ------  ------  ------  ------  ------
Income (loss) from
 investment operations
 Net investment income..     0.49     0.13     0.54    0.51    0.42    0.31    0.27    0.33    1.23(a)
 Net realized and
  unrealized gain (loss)
  on investments........     4.86    (0.13)    1.16    3.07   (0.57)   1.55    1.83    2.77   (0.59)
                          -------  -------  -------  ------  ------  ------  ------  ------  ------
Total from investment
 operations.............     5.35     0.00     1.70    3.58   (0.15)   1.86    2.10    3.10    0.64
                          -------  -------  -------  ------  ------  ------  ------  ------  ------
Less distributions
 From net investment
  income................    (0.49)   (0.12)   (0.54)  (0.49)  (0.42)  (0.31)  (0.24)  (0.33)  (1.17)
 From net realized gain
  on investments........    (0.43)       0    (0.15)  (0.23)  (0.28)  (0.41)  (0.63)  (0.97)  (0.52)
                          -------  -------  -------  ------  ------  ------  ------  ------  ------
Total distributions.....    (0.92)   (0.12)   (0.69)  (0.72)  (0.70)  (0.72)  (0.87)  (1.30)  (1.69)
                          -------  -------  -------  ------  ------  ------  ------  ------  ------
Net asset value end of
 year...................   $20.45   $16.02   $16.14  $15.13  $12.27  $13.12  $11.98  $10.75   $8.95
                          =======  =======  =======  ======  ======  ======  ======  ======  ======
TOTAL RETURN............   34.12%    0.00%   11.50%  29.70%  (1.10%) 15.70%  20.00%  36.40%   6.60%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net
 assets
 Total expenses.........    1.03%   1.00%+    0.99%   1.07%   1.14%   1.20%   1.40%   1.20%   0.00%+
 Total expenses,
  excluding indirectly
  paid expenses.........    1.03%      N/A      N/A     N/A     N/A     N/A     N/A     N/A     N/A
 Total expenses,
  excluding fee waivers
  & expense
  reimbursements........      N/A      N/A      N/A     N/A     N/A     N/A   1.43%   2.58%   3.64%+
 Net investment income..    2.65%    3.07%+   3.64%   3.89%   3.51%   2.81%   2.93%   2.86%  15.07%(a)+
Portfolio turnover
 rate...................       9%       2%      10%     28%     33%     60%    127%    178%    131%
Average commission rate
 paid per share.........  $0.0657  $0.0670  $0.0649     N/A     N/A     N/A     N/A     N/A     N/A
NET ASSETS END OF YEAR
 (MILLIONS).............   $1,117     $802     $809    $623    $332    $240     $64     $11      $2

-------
+ Annualized.
* For the period from January 2, 1990 (commencement of class operations) to December 31, 1990.
** The Fund changed its fiscal year end from December 31 to March 31, effective March 31, 1997.
(a) Includes receipt of a special dividend representing $0.62 per share net investment income and 7.59% of average net assets.
# Net investment income is based on average shares outstanding during the period.

EVERGREEN TAX STRATEGIC FOUNDATION FUND -- CLASS Y SHARES

                            YEAR ENDED                 YEAR ENDED
                             MARCH 31,                DECEMBER 31,
                          ----------------   ---------------------------------
                           1998    1997**     1996     1995     1994    1993*
                          -------  -------   -------  -------  -------  ------
NET ASSET VALUE
 BEGINNING OF YEAR......   $13.61   $13.54    $12.22   $10.27   $10.31  $10.00
                          -------  -------   -------  -------  -------  ------
Income from investment
 operations
 Net investment income..     0.37     0.09      0.34     0.35     0.27    0.05
 Net realized and
  unrealized gain on
  investments...........     2.95     0.05#     1.56     2.39     0.08    0.31
                          -------  -------   -------  -------  -------  ------
Total from investment
 operations.............     3.32     0.14      1.90     2.74     0.35    0.36
                          -------  -------   -------  -------  -------  ------
Less distributions
 From net investment
  income................    (0.36)   (0.07)    (0.30)   (0.33)   (0.27)  (0.05)
 From net realized gain
  on investments........    (0.18)       0     (0.28)   (0.46)   (0.12)      0
                          -------  -------   -------  -------  -------  ------
Total distributions.....    (0.54)   (0.07)    (0.58)   (0.79)   (0.39)  (0.05)
                          -------  -------   -------  -------  -------  ------
Net asset value end of
 year...................   $16.39   $13.61    $13.54   $12.22   $10.27  $10.31
                          =======  =======   =======  =======  =======  ======
TOTAL RETURN............   24.73%    1.00%    15.80%   27.30%    3.40%   3.50%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net
 assets:
 Total expenses.........    1.15%    1.13%++   1.30%    1.50%    1.49%   0.00%++
 Total expenses,
  excluding indirectly
  paid expenses.........    1.15%      N/A       N/A      N/A      N/A     N/A
 Total expenses,
  excluding fee waivers
  & expense
  reimbursements........      N/A      N/A     1.56%    2.23%    2.41%   3.10%++
 Net investment income..    2.48%    2.54%++   2.63%    3.06%    2.87%   3.65%++
Portfolio turnover
 rate...................      50%      29%       88%     110%     245%     60%
Average commission rate
 paid per share.........  $0.0659  $0.0656   $0.0649      N/A      N/A     N/A
NET ASSETS END OF YEAR
 (THOUSANDS)............  $19,881  $15,311   $15,002  $13,485  $10,575  $5,424

-------

++ Annualized.
* For the period from March 3, 1995 (commencement of class C operations) to December 31, 1995 and November 2, 1993 (commencement of class Y operations) to December 31, 1993.
** The Fund changed its fiscal year end from December 31 to March 31, effective March 31, 1997.
# The net investment income is not in accord with the net realized and unrealized gain (loss) for the period due to the timing of the sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.

EVERGREEN AMERICAN RETIREMENT FUND -- CLASS Y SHARES

                            YEAR ENDED                                    YEAR ENDED
                             MARCH 31,                                   DECEMBER 31,
                          ----------------  ------------------------------------------------------------------------------
                           1998    1997**    1996     1995     1994     1993     1992     1991     1990     1989    1988*
                          -------  -------  -------  -------  -------  -------  -------  -------  -------  -------  ------
NET ASSET VALUE
 BEGINNING OF YEAR......   $13.74   $13.86   $12.83   $10.67   $11.60   $10.95   $10.52    $9.59   $10.41   $10.09  $10.00
                          -------  -------  -------  -------  -------  -------  -------  -------  -------  -------  ------
Income (loss) from
 investment operations
 Net investment income..     0.55     0.14     0.48     0.47     0.60     0.56     0.66     0.60     0.60     0.57    0.39
 Net realized and
  unrealized gain (loss)
  on investments........     3.27    (0.14)    1.10     2.16    (0.93)    0.96     0.55     1.15    (0.66)    0.76    0.18
                          -------  -------  -------  -------  -------  -------  -------  -------  -------  -------  ------
Total from investment
 operations.............     3.82        0     1.58     2.63    (0.33)    1.52     1.21     1.75    (0.06)    1.33    0.57
                          -------  -------  -------  -------  -------  -------  -------  -------  -------  -------  ------
Less distributions
 From net investment
  income................    (0.52)   (0.12)   (0.44)   (0.47)   (0.60)   (0.60)   (0.61)   (0.60)   (0.60)   (0.59)  (0.36)
 From net realized gain
  on investments........    (0.34)       0    (0.11)       0        0    (0.24)   (0.17)   (0.22)   (0.16)   (0.42)  (0.12)
 In excess of net
  realized gain on
  investments...........        0        0        0        0        0    (0.03)     N/A      N/A      N/A      N/A     N/A
                          -------  -------  -------  -------  -------  -------  -------  -------  -------  -------  ------
Total distributions.....    (0.86)   (0.12)   (0.55)   (0.47)   (0.60)   (0.87)   (0.78)   (0.82)   (0.76)   (1.01)  (0.48)
                          -------  -------  -------  -------  -------  -------  -------  -------  -------  -------  ------
Net asset value end of
 year...................   $16.70   $13.74   $13.86   $12.83   $10.67   $11.60   $10.95   $10.52    $9.59   $10.41  $10.09
                          =======  =======  =======  =======  =======  =======  =======  =======  =======  =======  ======
TOTAL RETURN............   28.34%    0.00%   12.60%   25.10%   (2.90%)  14.10%   11.80%   18.80%   (0.50%)  13.40%   5.80%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net
 assets:
 Total expenses.........    1.14%    1.11%+   1.05%    1.26%    1.28%    1.36%    1.51%    1.50%    1.50%    1.88%   2.00%+
 Total expenses,
  excluding indirectly
  paid expenses.........    1.14%      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A     N/A
 Total expenses,
  excluding fee waivers
  & expense
  reimbursements........      N/A    1.38%+   1.09%      N/A      N/A      N/A    1.59%    1.82%    1.95%    2.03%     N/A
 Net investment income..    3.45%    3.56%+   3.65%    3.96%    5.40%    5.13%    6.23%    5.91%    6.04%    5.49%   5.01%+
Portfolio turnover
 rate...................      34%       9%      16%      49%     136%      92%     151%      97%      33%     152%     52%
Average commission rate
 paid per share.........  $0.0596  $0.0606  $0.0619      N/A      N/A      N/A      N/A      N/A      N/A      N/A     N/A
NET ASSETS END OF YEAR
 (THOUSANDS)............  $43,786  $37,237  $41,243  $39,327  $37,176  $37,336  $23,781  $15,632  $12,351  $11,610  $9,449

-------
+ Annualized.
* For the period from March 14, 1988 (commencement of class operations) to December 31, 1988.
** The Fund changed its fiscal year end from December 31 to March 31, effective March 31, 1997.

EVERGREEN BALANCED FUND -- CLASS Y SHARES

                                                                PERIOD ENDED
                                                              MARCH 31, 1998**#
                                                              -----------------
NET ASSET VALUE BEGINNING OF PERIOD..........................       $12.01
                                                                   -------
Income from investment operations
 Net investment income.......................................         0.08
 Net realized and unrealized gain on investments, futures
  contracts and foreign currency related transactions........         0.86
                                                                   -------
Total from investment operations.............................         0.94
                                                                   -------
Less distributions
 From net investment income..................................        (0.09)
                                                                   -------
Total distributions..........................................        (0.09)
                                                                   -------
Net asset value end of period................................       $12.86
                                                                   =======
TOTAL RETURN.................................................        7.79%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
 Total expenses..............................................        0.75%++
 Total expenses, excluding indirectly paid expenses..........        0.75%++
 Net investment income.......................................        3.47%++
Portfolio turnover rate......................................          76%
Average commission rate paid per share.......................      $0.0594
NET ASSETS END OF PERIOD (THOUSANDS).........................      $39,231

-------

++ Annualized.

** For the period from January 26, 1998 (commencement of class operations) to
   March 31, 1998.
# Net investment income is based on average shares outstanding during the period.

-------------------------------------------------------------------------------

                           DESCRIPTION OF THE FUNDS

-------------------------------------------------------------------------------

     Each Fund's investment objective is nonfundamental; as a result, a Fund may change its objective without a shareholder vote. Each Fund has also adopted certain fundamental investment policies which are mainly designed to limit a Fund's exposure to risk. Each Fund's fundamental policies cannot be changed without a shareholder vote. See the SAI for more information regarding a Fund's fundamental investment policies or other related investment policies. There can be no assurance that a Fund's investment objective will be achieved.

     In addition to the investment policies detailed below, each Fund may employ certain additional investment strategies which are discussed in "Investment Practices and Restrictions" below.

INVESTMENT OBJECTIVES AND POLICIES

EVERGREEN FOUNDATION FUND

     The investment objectives of EVERGREEN FOUNDATION FUND, in order of priority, are reasonable income, conservation of capital and capital appreciation. The Fund seeks to achieve these objectives by investing in a combination of common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, corporate and U.S. government debt obligations, and short-term debt instruments, such as commercial paper. The Fund's common stock investments will include those which (at the time of purchase) pay dividends and in the view of the Fund's investment advisor have potential for capital enhancement.

     The Fund's asset allocation will vary from time to time in accordance with changing economic and market conditions, including: inflation rates, business cycle trends, business regulations and tax law impacts on the investment markets. The composition of its portfolio will be largely unrestricted and subject to the discretion of the Fund's investment advisor. Under normal circumstances, the Fund anticipates that at least 25% of its net assets will consist of fixed income securities. The balance will be invested in equity securities (including securities convertible into equity securities).

     In selecting fixed income securities for the Fund's portfolio, emphasis will be placed on issues expected to fluctuate little in value other than as a result of changes in prevailing interest rates. The market values of the debt obligations in the Fund's portfolio can be expected to vary inversely to changes in prevailing interest rates. The Fund may at times emphasize the generation of interest income by investing in high-yielding debt securities, with short, medium or long-term maturities. While fixed income investments will generally be made for the purpose of generating interest income, investments in medium to long-term debt securities (i.e., those with maturities from five to ten years and those with maturities over ten years, respectively) may be made with a view to realizing capital appreciation when the Fund's investment advisor believes changes in interest rates will lead to an increase in the values of such securities. The fixed income portion of the Fund's portfolio may include:

     1. Marketable obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities, including issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an act of Congress. Some of these securities are supported by the full faith and credit of the U.S. government, and others are supported only by the credit of the agency or instrumentality. Agencies or instrumentalities whose securities are supported by the full faith and credit of the United States include, but are not limited to, the Federal Housing Administration, Export-Import Bank of the United States, Small Business Administration and Government National Mortgage Association. Agencies or instrumentalities whose securities are supported only by the credit of the agency or instrumentality include the Interamerican Development Bank and the International Bank for Reconstruction and Development. These obligations are supported by appropriated but unpaid commitments of their member countries. There are no assurances that the commitments will be fulfilled in the future.

     2. Corporate obligations rated no lower than A by Moody's Investors Service ("Moody's"), or A-2 by Standard and Poor's Rating Services ("S&P").

     3. Obligations of banks or banking institutions having total assets of more than $2 billion which are members of the Federal Deposit Insurance Corporation.

     4. Commercial paper of high quality (rated no lower than A-2 by S&P or Prime-2 by Moody's or, if not rated, issued by companies which have an outstanding long-term debt issue rated AAA or AA by S&P or Aaa or Aa by Moody's). For a description of such ratings see the SAI.

     Certain obligations may be entitled to the benefit of standby letters of credit or similar commitments issued by banks and, in such instances, the Fund's investment advisor will take into account the obligation of the bank in assessing the quality of such security.

EVERGREEN TAX STRATEGIC FOUNDATION FUND

     The investment objective of EVERGREEN TAX STRATEGIC FOUNDATION FUND is to maximize the after-tax "total return" on its portfolio of investments. Total return consists of current income and capital appreciation in the value of its shares. The Fund seeks to achieve this objective by investing in common stocks, preferred stocks and securities convertible into or exchangeable for common stocks. It will also invest in debt obligations issued by states and possessions of the United States and by the District of Columbia, and their political subdivisions and duly constituted authorities, the interest from which is exempt from federal income tax. Such securities are generally known as Municipal Securities. The Fund may also invest in taxable debt securities. (See "Investment Practices and Restrictions--Municipal Securities and Taxable Fixed-Income Investments" below.)

     To the extent that the Fund seeks capital appreciation, it expects that its investments will provide growth over the long-term. Investments, however, may be made on occasion for the purpose of short-term capital appreciation if the Fund believes that such investments will benefit its shareholders. The Fund may make investments in securities regardless of whether or not such securities are traded on a national securities exchange. The values of portfolio securities and their yields are expected to fluctuate over time because of varying general economic and market conditions.

     The Fund's asset allocation will also vary from time to time in accordance with changing economic and market conditions, including: inflation rates, business cycle trends, business regulations and tax law impacts on the investment markets. The composition of its portfolio will be largely unrestricted and subject to the discretion of the Fund's investment advisor. Under normal circumstances, the Fund anticipates that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets will be invested in Municipal Securities. The balance will be invested in equity securities (including securities convertible into equity securities).

     With respect to the fixed income portion of the Fund's portfolio, emphasis will be placed on acquiring issues expected to fluctuate little in value, except with changes in prevailing interest rates. The market values of the Municipal Securities in the Fund's portfolio can be expected to vary inversely to changes in prevailing interest rates. The Fund may at times emphasize the generation of interest income by investing in high-yielding debt securities, with short, medium or long-term maturities. Investment in medium (i.e., with maturities from five to ten years) to long-term (i.e., with maturities over ten years) debt securities may also be made with a view to realizing capital appreciation when the Fund's investment advisor believes that interest rates on such investments may decline, thereby increasing their market value.

     In general, the Fund will invest predominately in Municipal Securities only if they are determined to be of high or upper medium quality. These include bonds rated BBB or higher by S&P or Baa or higher by Moody's or any other nationally recognized statistical rating organization ("SRO"). The Fund may purchase Municipal Securities which are unrated at the time of purchase, if such securities are determined by the Fund's investment advisor to be of comparable quality to such rated securities. Certain Municipal Securities (primarily variable rate demand notes) may be entitled to the benefits of standby letters of credit or similar commitments issued by banks and, in such instances, the Fund's investment advisor will take into account the obligations of the banks in assessing the quality of such securities. Medium grade bonds are more susceptible to adverse economic conditions or changing circumstances than higher grade bonds. For a description of such ratings see the SAI.

     Interest income on certain types of bonds issued after August 7, 1986 to finance nongovernmental activities is an item of "tax-preference" subject to the federal alternative minimum tax for individuals and corporations. To the extent the Fund invests in these "private activity" bonds (some of which were formerly referred to as "industrial development" bonds), individual and corporate shareholders, depending on their status, may be subject to the alternative minimum tax on that part of the Fund's distributions derived from the bonds. As a matter of fundamental policy, 80% of the Fund's investments in Municipal Securities will be invested in such securities, the interest from which is not subject to the federal alternative minimum tax.

EVERGREEN AMERICAN RETIREMENT FUND

     The investment objectives of EVERGREEN AMERICAN RETIREMENT FUND in order of priority are conservation of capital, reasonable income and capital growth. The Fund offers a structured investment approach designed specifically for retirees and persons contemplating retirement which may also be appropriate for the qualified retirement plans of smaller companies.

     The Fund will invest in a diversified and balanced portfolio of equity and fixed income securities, with emphasis on income-producing securities which appear to have potential for capital enhancement. Ordinarily, the Fund anticipates that approximately 50% of its portfolio will consist of equity securities (including securities convertible into equity securities) and 50% of fixed income securities. The Fund's investment advisor may vary the amount invested in each type of security in response to changing market conditions to take advantage of relative undervaluation in either the stock or bond markets. The Fund will, however, not make an additional investment in equity securities if more than 75% of its total assets at the time the investment is made would include investments in equity securities. Generally, approximately half of the equity portion of the Fund's portfolio will be invested in common stocks which the Fund's investment advisor believes will yield current income and have potential for long-term capital growth and half in bonds and preferred stocks convertible into such common stock.

     In addition, the Fund may invest up to 20% of its assets in securities of foreign issuers.

     With respect to the fixed income portion of the Fund's portfolio, emphasis will be placed on acquiring non-speculative issues expected to fluctuate little in value, except with changes in prevailing interest rates. The market value of the debt obligations in the Fund's portfolio can be expected to vary inversely to changes in prevailing interest rates. The Fund may at times emphasize the generation of interest income by investing in high-yielding debt securities, with short and medium to long-term maturities. Investment in medium (i.e., with maturities from five to ten years) to long-term (i.e., with maturities over ten years) debt securities may also be made with a view to realizing capital appreciation when the Fund's investment advisor believes that interest rates on such investments may decline, thereby increasing their market values.

     Normally, the Fund anticipates that approximately half of the fixed income portion of the Fund's portfolio will be invested in marketable obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities which are supported by the full faith and credit of the United States or by the right of the issuer to borrow from the U.S. Treasury. These include issues of the Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an act of Congress. Agencies or instrumentalities whose securities are supported by the full faith and credit of the United States include, but are not limited to, the Federal Housing Administration, Export-Import Bank of the United States, Small Business Administration and Government National Mortgage Association. Examples of agencies or instrumentalities whose securities are supported by the right of the issuer to borrow from the Treasury include, but are not limited to, the Federal Home Loan Bank, Federal Intermediate Credit Banks, Federal National Mortgage Association and Tennessee Valley Authority. The balance will be invested in corporate obligations rated no lower than A by Moody's or S&P.


EVERGREEN BALANCED FUND

     EVERGREEN BALANCED FUND seeks current income.

     The Fund invests in a combination of equity and debt securities chosen primarily for their potential for current income and secondarily, to the extent consistent with the Fund's investment objective, for their potential for capital appreciation. The Fund normally emphasizes securities having a liberal current yield consistent with investment quality on which the interest or dividend payments are considered reasonably secure. Under normal circumstances, the Fund maintains at least 25% of its total assets in fixed income senior securities. The Fund will invest, under normal circumstances, at least 50% of its total assets in equity securities. The Fund may invest in any type of security, including bonds, debentures and income obligations as well as common and preferred stocks.

     Debt securities, which include both secured and unsecured obligations, will generally, at the time of investment, be rated within the four highest categories by S&P (AAA, AA, A and BBB), by Moody's (Aaa, Aa, A and Baa), by Fitch IBCA, Inc. ("Fitch") (AAA, AA, A and BBB), or if not rated or rated under a different system, will be of comparable quality to obligations so rated, as determined by the Fund's investment advisor.

     The Fund may also invest in limited partnerships, including master limited partnerships, and in foreign securities (up to 25% of its assets). The Fund may also invest up to 25% of its assets in below-investment grade securities issued by the U.S. and foreign issuers having a rating range of BB to CCC by S&P or Fitch and/or Ba to Caa by Moody's, or if unrated or rated under a different system, believed by the Fund's investment advisor to be of comparable quality.

     Securities rated BB or lower by S&P or Fitch, or Ba or lower by Moody's, are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. For more information on below-investment grade securities, see the SAI.

     The Fund's debt securities may include zero coupon bonds and payment-in-kind securities ("PIKs").

     The Fund may invest in certain types of derivative instruments, including mortgage-related securities, such as collateralized mortgage obligations, and enter into interest rate transactions, such as "swaps," "caps," and "floors." These vehicles can also be combined to create more complex products called hybrid derivatives or structured securities. For more information see the SAI.

     In addition to the investment policies detailed above, the Funds may employ certain additional investment strategies which are discussed in "Investment Practices and Restrictions."

INVESTMENT PRACTICES AND RESTRICTIONS

Defensive Investments. The Funds may invest without limitation in high quality money market instruments, such as notes, certificates of deposit or bankers' acceptances, or U.S. government securities if, in the opinion of the Fund's investment advisor, market conditions warrant a temporary defensive investment strategy.

Borrowing. Each Fund may borrow from banks in an amount up to 33 1/3% of its total assets, taken at market value. Each Fund may also borrow an additional 5% of its total assets from banks and others. A Fund may only borrow as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. A Fund will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights. In addition to borrowing for temporary or emergency purposes, EVERGREEN AMERICAN RETIREMENT FUND may borrow for the purpose of leveraging. See "Special Risk Considerations--Leverage" below.

Securities Lending. In order to generate income and to offset expenses, the Funds may lend portfolio securities to brokers, dealers and other financial institutions. The Funds will only enter into loan arrangements with creditworthy borrowers and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned. Loans of securities by the Funds may not exceed 33 1/3% of the value of the Funds' total assets. There is a risk that when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. Also, if the borrower files for bankruptcy or becomes insolvent, a Fund's ability to dispose of the securities may be delayed.

Illiquid Securities. Each Fund may invest up to 15% of its net assets in illiquid securities and other securities which are not readily marketable. Repurchase agreements with maturities longer than seven days will be included for the purposes of the foregoing 15% limit. The inability of a Fund to dispose of illiquid or not readily marketable investments readily or at a reasonable price could impair a Fund's ability to raise cash for redemptions or other purposes.

Restricted Securities. The Funds may invest in restricted securities, including securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"). Generally, Rule 144A establishes a safe harbor from the registration requirements of the 1933 Act for resale by large institutional investors of securities not publicly traded in the United States. Each Fund's investment advisor determines the liquidity of Rule 144A securities according to guidelines and procedures adopted by the Trust's Board of Trustees. The Board of Trustees monitors the investment advisor's application of those guidelines and procedures. Securities eligible for resale pursuant to Rule 144A, which the Fund's investment advisor has determined to be liquid or readily marketable, are not subject to the 15% limit on illiquid securities.

Repurchase Agreements. The Funds may invest in repurchase agreements. A repurchase agreement is an agreement by which a Fund purchases a security (usually U.S. government securities) for cash and obtains a simultaneous commitment from the seller (usually a bank or broker/dealer) to repurchase the security at an agreed-upon price and specified future date. The repurchase price reflects an agreed-upon interest rate for the time period of the agreement. A Fund's risk is the inability of the seller to pay the agreed-upon price on the delivery date. However, this risk is tempered by the ability of a Fund to sell the security in the open market in the case of a default. In such a case, a Fund may incur costs in disposing of the security which would increase Fund expenses. A Fund's investment advisor will monitor the creditworthiness of the firms with which a Fund enters into repurchase agreements.

Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is an agreement by a Fund to sell a security and repurchase it at a specified time and price. A Fund could lose money if the market values of the obligations it sold decline below their repurchase prices. Reverse repurchase agreements may be considered a form of borrowing, and, therefore, a form of leverage. Leverage may magnify gains or losses of the Fund.

Options and Futures. EVERGREEN AMERICAN RETIREMENT FUND may write covered call options on certain portfolio securities in an attempt to earn income and realize a higher return on its portfolio. A call option may not be written by the Fund if afterwards securities comprising more than 15% of the market value of the equity securities of the Fund would be subject to call options. The Fund realizes income from the premium paid to it in exchange for writing the call option. Once it has written a call option on a portfolio security and until the expiration of such option, the Fund forgoes the opportunity to profit from increases in the market price of such security in excess of the exercise price of the call option. Should the price of the security on which a call has been written decline, the Fund retains the risk of loss, which would be offset to the extent the Fund has received premium income. The Fund will only write "covered" call options traded on U.S. national securities exchanges. An option will be deemed covered when either (i) the Fund owns the security (or securities convertible into such security) on which the option has been written in an amount sufficient to satisfy the obligations arising under the option, or (ii) the Fund's custodian maintains cash or high-grade liquid debt securities belonging to the Fund in an amount not less than the amount needed to satisfy the Fund's obligations with respect to such options. A "closing purchase transaction" may be entered into with respect to a call option written by the Fund for the purpose of closing its position.

     EVERGREEN AMERICAN RETIREMENT FUND may also purchase futures contracts, including futures contracts based on securities indices, and write options on such contracts. The Fund intends to enter into such contracts and related options for hedging purposes. The Fund may enter into other types of futures contracts that may become available and relate to the securities held by the Fund.

     EVERGREEN BALANCED FUND may engage in options and futures transactions. Options and futures transactions are intended to enable the Fund to manage market, interest rate or exchange rate risk. The Fund does not use these transactions for speculation or leverage.

     EVERGREEN BALANCED FUND may attempt to hedge all or a portion of its portfolio through the purchase of both put and call options on its portfolio securities and listed put options on financial futures contracts for portfolio securities. The Fund may also purchase call options on financial futures contracts. The Fund may also write covered call options on its portfolio securities to attempt to increase its current income. The Fund will maintain its positions in securities, option rights and segregated cash subject to puts and calls until the options are exercised, closed or have expired. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series.

     EVERGREEN BALANCED FUND may write covered call and put options. By writing a call option, a Fund becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price. By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised. The Funds may also write straddles (combinations of covered puts and calls on the same underlying security).

     EVERGREEN BALANCED FUND may only write "covered" options. This means that so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option or, in the case of call options on U.S. Treasury bills, the Fund might own substantially similar U.S. Treasury bills. The Fund will be considered "covered" with respect to a put option it writes if, so long as it is obligated as the writer of the put option, it deposits and maintains with its custodian in a segregated account liquid assets having a value equal to or greater than the exercise price of the option.

     The principal reason for writing call or put options is to obtain, through a receipt of premiums, a greater current return than would be realized on the underlying securities alone. The Fund receives a premium from writing a call or put option which it retains whether or not the option is exercised. By writing a call option, the Fund might lose the potential for gain on the underlying security while the option is open, and by writing a put option the Fund might become obligated to purchase the underlying securities for more than their current market prices upon exercise.

     EVERGREEN BALANCED FUND may also, as previously stated, purchase futures contracts and options thereon. A futures contract is a firm commitment by two parties: the seller, who agrees to make delivery of the specific type of instrument called for in the contract ("going short"), and the buyer, who agrees to take delivery of the instrument ("going long") at a certain time in the future. Financial futures contracts call for the delivery of particular debt instruments issued or guaranteed by the U.S. Treasury or by specific agencies or instrumentalities of the U.S. government. If the Fund enters into financial futures contracts directly to hedge its holdings of fixed income securities, it would enter into contracts to deliver securities at an undetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would agree to purchase securities in the future at a predetermined price (i.e., "go long") to hedge against a decline in market interest rates.

     EVERGREEN BALANCED FUND may also enter into currency and other financial futures contracts and write options on such contracts. The Fund intends to enter into such contracts and related options for hedging purposes. The Fund will enter into futures on securities, currencies or index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities or currencies is an agreement to buy or sell securities or currencies during a designated month at whatever price exists at that time. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which remains in effect until the contract is terminated.

     The Fund may sell or purchase currency and other financial futures contracts. When a futures contract is sold by a Fund, the profit on the contract will tend to rise when the value of the underlying securities or currencies declines and to fall when the value of such securities or currencies increases. Thus, the Fund sells futures contracts in order to offset a possible decline in the profit on the securities or currencies. If a futures contract is purchased by the Fund, the value of the contract will tend to rise when the value of the underlying securities or currencies increases and to fall when the value of such securities or currencies declines.

     The Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may buy or sell put and call options for the purpose of closing out its options positions. The Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Fund will be able to enter into an offsetting transaction. The Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case the Fund would continue to bear market risk on the transaction.

Risk Characteristics of Options and Futures. Although options and futures transactions are intended to enable the Funds to manage market, exchange or interest rate risks, these investment devices can be highly volatile, and the Funds use of them could result in poorer performance (i.e., a Fund's returns may be reduced). A Fund attempts to use such investment devices for hedging purposes may not be successful. Successful futures strategies require the ability to predict future movements in securities prices, interest rates and other economic factors. When a Fund uses financial futures contracts and options on financial futures contracts as hedging devices, there is a risk that the prices of the securities subject to the financial futures contracts and options on financial futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the financial futures contract and any related options to react to market changes differently than the portfolio securities. In addition, a Fund's investment advisor could be incorrect in its expectations and forecasts about the direction or extent of market factors, such as interest rates, securities price movements and other economic factors. Even if a Fund's investment advisor correctly predicts interest rate movements, a hedge could be unsuccessful if changes in the value of the Fund's futures position did not correspond to changes in the value of its financial futures contracts. A Fund's ability to establish and close out financial futures contracts and options on financial futures contracts positions depends on this secondary market. If a Fund is unable to close out its position due to disruptions in the market or lack of liquidity, the Fund may lose money on the futures contract or option, and the losses to the Fund could be significant.

When Issued, Delayed Delivery and Forward Commitment Transactions. Each Fund may enter into transactions whereby it commits to buying a security, but does not pay for or take delivery of the security until some specified date in the future. The value of these securities is subject to market fluctuation during this period and no income accrues to a Fund until settlement. At the time of settlement, a when-issued security may be valued at less than its purchase price. When entering into these transactions, a Fund relies on the other party to consummate the transaction; if the other party fails to do so, a Fund may be disadvantaged. Each Fund does not intend to purchase when-issued securities for speculative purposes, but only in furtherance of its investment objective.

Municipal Securities. As noted above, EVERGREEN TAX STRATEGIC FOUNDATION FUND may invest in Municipal Securities, which include municipal bonds, short-term municipal notes and tax exempt commercial paper. "Municipal bonds" are debt obligations issued to obtain funds for various public purposes that are exempt from federal income tax in the opinion of issuer's counsel. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific source such as from the user of the facility being financed. The term "municipal bonds" also includes "moral obligation" issues which are normally issued by special purpose authorities. Industrial development bonds ("IDBs") and private activity bonds ("PABs") are in most cases revenue bonds and are not payable from the unrestricted revenues of the issuer. The credit quality of IDBs and PABs is usually directly related to the credit standing of the corporate user of the facilities being financed. Participation interests are interests in municipal bonds, including IDBs and PABs, and floating and variable rate obligations that are owned by banks. These interests carry a demand feature permitting the holder to tender them back to the bank, which demand feature is backed by an irrevocable letter of credit or guarantee of the bank. A put bond is a municipal bond which gives the holder the unconditional right to sell the bond back to the issuer at a specified price and exercise date, which is typically well in advance of the bond's maturity date. "Short-term municipal notes" and "tax exempt commercial paper" include tax anticipation notes, bond anticipation notes, revenue anticipation notes and other forms of short-term loans. Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements and other revenues.

Floating Rate and Variable Rate Obligations. The Municipal Securities in which EVERGREEN TAX STRATEGIC FOUNDATION FUND may invest also include certain variable rate and floating rate municipal obligations with or without demand features. These variable rate securities do not have fixed interest rates; rather, the rates fluctuate based upon changes in specified market rates, such as the prime rate, or are adjusted at predesignated periodic intervals. Certain of these obligations may carry a demand feature that gives EVERGREEN TAX STRATEGIC FOUNDATION FUND the right to demand prepayment of the principal amount of the security prior to its maturity date. The demand obligation may or may not be backed by letters of credit or other guarantees of banks or other financial institutions. Such guarantees may enhance the quality of the security. EVERGREEN TAX STRATEGIC FOUNDATION FUND will limit the value of its investments in any floating or variable rate securities which are not readily marketable and in all other not readily marketable securities to 15% or less of its net assets. EVERGREEN TAX STRATEGIC FOUNDATION FUND may invest no more than 5% of its total assets in variable and floating rate securities.

Stand-By Commitments. EVERGREEN TAX STRATEGIC FOUNDATION FUND may also acquire "stand-by commitments" with respect to Municipal Securities held in its portfolio. Under a stand-by commitment, a dealer agrees to purchase, at the Fund's option, specified Municipal Securities at a specified price. Failure of the dealer to purchase such Municipal Securities may result in the Fund incurring a loss or missing an opportunity to make an alternative investment. EVERGREEN TAX STRATEGIC FOUNDATION FUND expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. However, if necessary and advisable, the Fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in EVERGREEN TAX STRATEGIC FOUNDATION FUND'S portfolio will not exceed 10% of the value of its net assets calculated immediately after each stand-by commitment is acquired. The Fund will maintain cash or liquid securities in a segregated account with its custodian in an amount equal to such commitments. The Fund will enter into stand-by commitments only with banks and broker-dealers that, in the judgment of the Fund's investment advisor, present minimal credit risks.

Taxable Fixed-Income Investments. EVERGREEN TAX STRATEGIC FOUNDATION FUND may temporarily invest up to 20% of its net assets in taxable securities under any one or more of the following circumstances: (1) pending investment of proceeds of sale of Fund shares or of portfolio securities, (2) pending settlement of purchases of portfolio securities, and (3) to maintain liquidity for the purpose of meeting anticipated redemptions. In addition, the Fund may temporarily invest in taxable securities for defensive purposes. A Fund may invest for defensive purposes during periods when a Fund's assets available for investment exceed the available Municipal Securities that meet a Fund's quality and other investment criteria. Taxable securities in which a Fund may invest on a short-term basis include obligations of the U.S. government, its agencies or instrumentalities, including repurchase agreements with banks or securities dealers involving such securities; time deposits maturing in not more than seven days; other debt securities rated within the two highest ratings assigned by any major rating service; commercial paper rated in the highest grade by Moody's, S&P or any SRO; and certificates of deposit issued by U.S. branches of U.S. banks with assets of $1 billion or more.

Downgrades. If any security invested in by any of the Funds loses its rating or has its rating reduced after a Fund has purchased it, a Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

SPECIAL RISK CONSIDERATIONS

Foreign Investments. Investments by a Fund in foreign securities may involve additional risks. Specifically, they may be affected by the strength of foreign currencies relative to the U.S. dollar, or by political or economic developments in foreign countries. Accounting procedures and government supervision may be less stringent than those applicable to U.S. companies. There may be less publicly available information about a foreign company than about a U.S. company. Foreign markets may be less liquid or more volatile than U.S. markets and may offer less protection to investors. It may also be more difficult to enforce contractual obligations abroad than would be the case in the U.S. because of differences in the legal systems. Foreign securities may be subject to foreign taxes, which may reduce yield, and may be less marketable than comparable U.S. securities. All these factors are considered by a Fund's investment advisor before making this type of investment.

     Investing in securities of issuers in emerging markets countries involves exposures to economic systems that are generally less mature and political systems that are generally less stable than those of developed countries. In addition, investing in companies in emerging markets countries may also involve exposure to national policies that may restrict investment by foreigners and undeveloped legal systems governing private and foreign investments and private property. The typically small size of the markets for securities issued by companies in emerging markets countries and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

Foreign Currency Transactions. When a Fund invests in foreign securities, they usually will be denominated in foreign currencies, and a Fund temporarily may hold funds in foreign currencies. Thus, the value of a Fund's shares will be affected by changes in exchange rates.

     As one way of managing exchange rate risk, in addition to entering into currency futures contracts, a Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency a Fund will deliver or receive when the contract is completed) is fixed when the Fund enters into the contract. A Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. A Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although a Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on the investment advisor's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of a Fund's investments denominated in foreign currencies will depend on the relative strength of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by a Fund. Although the Funds do not currently intend to do so, they may also purchase and sell options related to foreign currencies. The Funds do not intend to enter into foreign currency transactions for speculation or leverage.

Lower-Rated Securities. EVERGREEN AMERICAN RETIREMENT FUND AND EVERGREEN BALANCED FUND may invest a portion of their assets in securities rated below Baa by Moody's or BBB by S&P (commonly known as "junk bonds"). Lower-rated and comparable unrated securities (collectively referred to in this discussion as "lower-rated securities") will likely have some quality and protective characteristics that, in the judgment of the rating organization, are out-weighted by large uncertainties or major risk exposures to adverse conditions; and are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation.

     While the market values of lower-rated securities tend to react less to fluctuations in interest rate levels than the market values of higher rated securities, the market values of certain lower-rated securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, lower-rated securities generally present a higher degree of credit risk. Issuers of lower-rated securities are often highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater because lower-rated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. A Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. The existence of limited markets for lower-rated securities may diminish a Fund's ability to obtain accurate market quotations for purposes of valuing such securities and calculating its net asset value. For additional information about the possible risks of investing in junk bonds, see "Investment Objectives and Policies--Junk Bonds" in the SAI.

Investments Related to Real Estate. Each Fund may invest up to 15% of its net assets in investments related to real estate, including real estate investment trusts ("REITS"). Risks associated with investments in securities of companies in the real estate industry include: declines in the value of real estate; risks related to general and local economic conditions; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity real estate investment trusts may be affected by changes in the values of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended. Equity and mortgage real estate investment trusts are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code") and to maintain exemption from the Investment Company Act of 1940, as amended (the "1940 Act"). In the event an issuer of debt securities collateralized by real estate defaulted, it is conceivable that a Fund could end up holding the underlying real estate.

Leverage. The utilization of leverage by the EVERGREEN AMERICAN RETIREMENT FUND involves certain risks described below. For example, leveraging may exaggerate changes in the net asset value of the Fund's shares and in the yield on the Fund's portfolio. Although the principal of the Fund's borrowings will be fixed, the Fund's assets may change in value during the time the borrowings are outstanding. Borrowing will create interest expenses for the Fund which can exceed the income from the assets retained. To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay, the Fund's net income will be greater than if borrowing were not used. Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of borrowing, the net income of a Fund will be less than if borrowing were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced.

Other Investment Restrictions. Each Fund has adopted additional investment restrictions that are set forth in the SAI. Unless otherwise noted, the restrictions and policies set forth above are not fundamental and may be changed without shareholder approval. Shareholders will be notified of any changes in policies that are not fundamental.

-------------------------------------------------------------------------------

                      ORGANIZATION AND SERVICE PROVIDERS

-------------------------------------------------------------------------------

ORGANIZATION

Fund Structure. Each Fund is an investment pool, which invests shareholders' money toward a specified goal. Each Fund is a diversified series of an open-end, management investment company, called Evergreen Equity Trust (the "Trust"). The Trust is a Delaware business trust organized on September 18, 1997.

Board of Trustees. The Trust is supervised by a Board of Trustees that is responsible for representing the interests of shareholders. The Trustees meet periodically throughout the year to oversee the Funds' activities, reviewing, among other things, the Funds' performance and their contractual arrangements with various service providers.

Shareholder Rights. All shareholders have equal voting, liquidation and other rights. Each share is entitled to one vote for each dollar of net asset value applicable to such share. Shareholders may exchange shares as described under "Exchanges," but will have no other preference, conversion, exchange or preemptive rights. When issued and paid for, shares will be fully paid and nonassessable. Shares of a Fund are redeemable, transferable and freely assignable as collateral. The Trust may establish additional classes or series of shares.

     The Funds do not hold annual shareholder meetings; the Funds may, however, hold special meetings for such purposes as electing or removing Trustees, changing fundamental policies and approving investment advisory agreements or 12b-1 plans. In addition, a Fund is prepared to assist shareholders in communicating with one another for the purpose of convening a meeting to elect Trustees.

SERVICE PROVIDERS

Investment Advisors. The investment advisor to EVERGREEN FOUNDATION FUND, EVERGREEN TAX STRATEGIC FOUNDATION FUND and EVERGREEN AMERICAN RETIREMENT FUND is Evergreen Asset Management Corp. ("Evergreen Asset"). Evergreen Asset is located at 2500 Westchester Avenue, Purchase, New York 10577 and is a subsidiary of First Union Corporation ("First Union"). First Union is located at 301 South College Street, Charlotte, North Carolina 28288-0630.

     As investment advisor to EVERGREEN FOUNDATION FUND, EVERGREEN TAX STRATEGIC FOUNDATION FUND and EVERGREEN AMERICAN RETIREMENT FUND, Evergreen Asset manages each Fund's investments, provides various administrative services and supervises each Fund's daily business affairs, subject to the authority of the Trustees. Evergreen Asset is entitled to receive from each of EVERGREEN FOUNDATION FUND, EVERGREEN TAX STRATEGIC FOUNDATION FUND and EVERGREEN AMERICAN RETIREMENT FUND, an annual percentage of its average daily net assets, as follows:

                                                 AGGREGATE
                                           NET ASSET VALUE OF THE
         MANAGEMENT FEE                       SHARES OF A FUND
         --------------                    ----------------------
      EVERGREEN AMERICAN RETIREMENT FUND:
        0.75% of the first                   $750,000,000; and
        0.70% of amounts over                  $750,000,000.

                                                          AGGREGATE
                                                    NET ASSET VALUE OF THE
         MANAGEMENT FEE                                SHARES OF A FUND
         --------------                            ------------------------
      EVERGREEN FOUNDATION FUND AND EVERGREEN TAX
       STRATEGIC FOUNDATION FUND:
        0.875% of the first                           $ 750,000,000; and
        0.750% of the next                            $ 250,000,000; and
        0.700% of amounts over                         $1,000,000,000.

     The investment advisor to EVERGREEN BALANCED FUND is Keystone Investment
Management Company ("Keystone"). Keystone has provided investment advisory and management services to investment companies and private accounts since it was organized in 1932. Keystone is located at 200 Berkeley Street, Boston,
Massachusetts 02116-5034, and is an indirect subsidiary of First Union
National Bank ("FUNB"), which is a subsidiary of First Union. FUNB is located at 201 South College Street, Charlotte, North Carolina 28288-0630. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the United States.

     EVERGEEN BALANCED FUND pays Keystone a fee for its services at the annual rate set forth below:

                                                    1.5% OF GROSS DIVIDEND
                                                   AND INTEREST INCOME PLUS
                                                        AGGREGATE NET
                                                      ASSET VALUE OF THE
         MANAGEMENT FEE                               SHARES OF THE FUND
         --------------                            ------------------------
       0.60% of the first                             $100,000,000; plus
       0.55% of the next                              $100,000,000; plus
       0.50% of the next                              $100,000,000; plus
       0.45% of the next                              $100,000,000; plus
       0.40% of the next                              $100,000,000; plus
       0.35% of the next                              $500,000,000; plus
       0.30% of amounts over                           $1,000,000,000.

     Keystone's fee is computed as of the close of business each business day and is payable monthly.

     The total expenses as a percentage of average daily net assets on an annual basis of EVERGREEN FOUNDATION FUND, EVERGREEN TAX STRATEGIC FOUNDATION FUND and EVERGREEN AMERICAN RETIREMENT FUND for the fiscal year ended March 31, 1998 and of EVERGREEN BALANCED FUND for the period ended March 31, 1998, are set forth in the section entitled "Financial Highlights." Such expenses reflect all voluntary advisory fee waivers and expense reimbursements which may be revised or terminated at any time.

Portfolio Managers. Stephen A. Lieber and James T. Colby, III have served as the portfolio managers for EVERGREEN TAX STRATEGIC FOUNDATION FUND since its inception. Mr. Lieber and Mr. Colby are assisted in the management of the Fund by Gary R. Buesser, C.F.A. Mr. Lieber, who is Chairman and Co-Chief Executive Officer of Lieber & Co. and Evergreen Asset, makes all allocation decisions and investment decisions for the equity portion of the portfolio. Mr. Leiber was the founding Partner of Lieber & Co. in 1969 and served as Senior Partner until June, 1994. Mr. Colby manages the fixed-income portion of the portfolio. Mr. Colby has served as a fixed-income portfolio manager with Evergreen Asset since 1992. Mr. Buesser joined Lieber & Co. as an analyst in 1996. Previously, he was a portfolio manager/analyst with Cohen Asset Management from August 1992 through December 1995 and Shearson Lehman Brothers from January 1985 through August, 1992. Mr. Lieber is also the portfolio manager for EVERGREEN FOUNDATION FUND.

     The portfolio manager for EVERGREEN AMERICAN RETIREMENT FUND is Irene D. O'Neill, C.F.A. Ms. O'Neill has served as the Fund's principal manager since its inception, and has been associated with Evergreen Asset and its predecessor since 1981. Ms. O'Neill is assisted in the management of the Fund by Natalie Kucharski, C.F.A. Since 1985 Ms. Kucharski has served as an analyst at Lieber & Co. in the insurance, health care services and telecommunications industries.

     Chris Conkey and Judith Warners have co-managed EVERGREEN BALANCED FUND since June, 1998. Mr. Conkey, Chief Investment Officer of Fixed Income and the Head of High Grade Bond Team at Keystone, manages the fixed income side of EVERGREEN BALANCED FUND and Ms. Warners, Vice President of Keystone, manages the equity portion of the Fund. During the past five years at Keystone, Mr. Conkey has served as portfolio manager of several high grade fixed income funds, several high grade-high yield fixed income funds and several off-shore closed-end fixed income funds. Ms. Warners has over 15 years of investment experience with Keystone and has managed Evergreen Blue Chip Fund since January, 1995.

Sub-Advisor. Evergreen Asset has entered into sub-advisory agreements with Lieber & Company which provide that Lieber & Company's research department and staff will furnish Evergreen Asset with information, investment recommendations, advice and assistance, and will be generally available for consultation on the portfolios of EVERGREEN FOUNDATION FUND, EVERGREEN TAX STRATEGIC FOUNDATION FUND AND EVERGREEN AMERICAN RETIREMENT FUND. Lieber & Company is reimbursed by Evergreen Asset in connection with the rendering of services on the basis of the direct and indirect costs of performing such services. There is no additional charge to EVERGREEN FOUNDATION FUND, EVERGREEN TAX STRATEGIC FOUNDATION FUND and EVERGREEN AMERICAN RETIREMENT FUND for the services provided by Lieber & Company. The address of Lieber & Company is 2500 Westchester Avenue, Purchase, New York 10577. Lieber & Company is an indirect, wholly-owned, subsidiary of First Union.

Administrator. Evergreen Investment Services, Inc. ("EIS"), 200 Berkeley Street, Boston, Massachusetts 02116-5034, serves as administrator to the Funds. As administrator, and subject to the supervision and control of the Trust's Board of Trustees, EIS provides the Funds with facilities, equipment and personnel. For its services as administrator, EIS is entitled to receive a fee based on the aggregate average daily net assets of the Funds at a rate based on the total assets of all mutual funds advised by First Union subsidiaries and administered by EIS. The administration fee is calculated in accordance with the following schedule.

      ADMINISTRATION FEE
      ------------------
      EVERGREEN FOUNDATION FUND, EVERGREEN TAX STRATEGIC FOUNDATION FUND,
      EVERGREEN AMERICAN RETIREMENT FUND:
      --------------------------------------------------------------------------------------
        0.060% on the first                $ 7 billion
        0.0425% on the next                $ 3 billion
        0.035% on the next                 $ 5 billion
        0.025% on the next                 $10 billion
        0.019% on the next                 $ 5 billion, and
        0.014% on assets in excess of      $30 billion


      EVERGREEN BALANCED FUND
      -----------------------
        0.050% on the first                $ 7 billion
        0.035% on the next                 $ 3 billion
        0.030% on the next                 $ 5 billion
        0.020% on the next                 $10 billion
        0.015% on the next                 $ 5 billion, and
        0.010% on assets in excess of      $30 billion

     EIS also provides facilities, equipment and personnel to all of the Funds on behalf of the investment advisers and is reimbursed by the Funds for its services.

Transfer Agent and Dividend Disbursing Agent. Evergreen Service Company ("ESC"), 200 Berkeley Street, Boston, Massachusetts 02116-5034, acts as each Fund's transfer agent and dividend disbursing agent. ESC is an indirect, wholly-owned subsidiary of First Union.

Custodian. State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827, acts as each Fund's custodian.

Principal Underwriter. Evergreen Distributor, Inc. ("EDI"), a subsidiary of The BISYS Group, Inc., located at 125 West 55th Street, New York, New York 10019, is the principal underwriter of the Funds. EDI is not affiliated with First Union.

-------------------------------------------------------------------------------

                       PURCHASE AND REDEMPTION OF SHARES

-------------------------------------------------------------------------------

HOW TO BUY SHARES

     Class Y shares are offered at net asset value without a front-end sales charge or a contingent deferred sales charge. Class Y shares are only offered to (1) persons who at or prior to December 31, 1994 owned shares in a mutual fund advised by Evergreen Asset; (2) certain institutional investors; and (3) investment advisory clients of FUNB, Evergreen Asset, Keystone or their affiliates.

     Eligible investors may purchase Class Y shares of a Fund through broker-dealers, banks or other financial intermediaries, or directly through EDI. In addition, you may purchase Class Y shares of a Fund by mailing to the Fund, c/o ESC, P. O. Box 2121, Boston, Massachusetts 02106-2121, a completed application and a check payable to the applicable Fund. You may also telephone 1-800-343-2898 to obtain the number of an account to which you can wire or electronically transfer funds and then send in a completed application. The minimum initial investment is $1,000, which may be waived in certain situations. Subsequent investments in any amount may be made by check, by wiring federal funds, by direct deposit or by an electronic funds transfer.

     There is no minimum amount for subsequent investments. Investments of $25 or more are allowed under the Systematic Investment Plan. See the Application for more information. Only Class Y shares are offered through this Prospectus (see "General Information"--"Other Classes of Shares").

How the Fund Values Its Shares. The net asset value of each Class of shares of a Fund is calculated by dividing the value of the amount of a Fund's net assets attributable to that Class by the number of outstanding shares of that Class. Shares are valued each day the New York Stock Exchange (the "Exchange") is open as of the close of regular trading (currently 4:00 p.m. eastern time). The securities in a Fund are valued at their current market values determined on the basis of market quotations or, if such quotations are not readily available, such other methods as the Trustees of the Trust believe would accurately reflect fair value. Non-dollar denominated securities will be valued as of the close of the Exchange at the closing price of such securities in their principal trading markets.

Additional Purchase Information. As a condition of this offering, if a purchase is canceled due to nonpayment or because an investor's check does not clear, the investor will be responsible for any loss a Fund or its investment advisor incurs. If such investor is an existing shareholder, the Fund may redeem shares from an investor's account to reimburse a Fund or its investment advisor for any loss. In addition, such investor may be prohibited or restricted from making further purchases in any of the Evergreen funds. The Funds will not accept third party checks other than those payable directly to a shareholder whose account has been in existence at least 30 days.

HOW TO REDEEM SHARES

     You may "redeem" (i.e., sell) your Class Y shares for cash, at the net redemption value on any day the Exchange is open, either directly by writing to the Fund, c/o ESC, or through your financial intermediary. The amount you will receive is the net asset value adjusted for fractions of a cent next calculated after a Fund receives your request in proper form. Proceeds generally will be sent to you within seven days. However, for shares recently purchased by check, a Fund will not send proceeds until it is reasonably satisfied that the check has been collected (which may take up to 15 days). Once a redemption request has been telephoned or mailed, it is irrevocable and may not be modified or canceled.

Redeeming Shares Through Your Financial Intermediary. A Fund must receive instructions from your financial intermediary before 4:00 p.m. (eastern time) for you to receive that day's net asset value. Your financial intermediary is responsible for furnishing all necessary documentation to a Fund and may charge you for this service. Certain financial intermediaries may require that you give instructions earlier than 4:00 p.m. (eastern time).

Redeeming Shares Directly by Mail or Telephone. You may redeem by mail by sending a signed letter of instruction or stock power form to the Fund, c/o ESC (the registrar, transfer agent and dividend-disbursing agent for each Fund). Stock power forms are available from your financial intermediary, ESC, and many commercial banks. Additional documentation is required for the sale of shares by corporations, financial intermediaries, fiduciaries and surviving joint owners. Signature guarantees are required for all redemption requests for shares with a value of more than $50,000. Currently, the requirement for a signature guarantee has been waived on redemptions of $50,000 or less when the account address of record has been the same for a minimum period of 30 days. Each Fund and ESC reserve the right to withdraw this waiver at any time. A signature guarantee must be provided by a bank or trust company (not a Notary Public), a member firm of a domestic stock exchange or by other financial institutions whose guarantees are acceptable under the Securities Exchange Act of 1934 and ESC's policies.

     Shareholders may redeem amounts of $1,000 or more (up to $50,000) from their accounts by calling the telephone number on the front page of this prospectus between the hours of 8:00 a.m. and 6:00 p.m. (Eastern time) each business day (i.e., any weekday exclusive of days on which the Exchange or ESC's offices are closed). The Exchange is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Redemption requests received after 4:00 p.m. (eastern time) will be processed using the net asset value determined on the next business day. Such redemption requests must include the shareholder's account name, as registered with a Fund, and the account number. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone redemptions. If you cannot reach the Fund by telephone, you should follow the procedures for redeeming by mail or through a broker-dealer as set forth herein. The telephone redemption service is not made available to shareholders automatically. Shareholders wishing to use the telephone redemption service must complete the appropriate sections on the application and choose how the redemption proceeds are to be paid. Redemption proceeds will either (1) be mailed by check to the shareholder at the address in which the account is registered or (2) be wired to an account with the same registration as the shareholder's account in a Fund at a designated commercial bank.

     In order to insure that instructions received by ESC are genuine when you initiate a telephone transaction, you will be asked to verify certain criteria specific to your account. At the conclusion of the transaction, you will be given a transaction number confirming your request, and written confirmation of your transaction will be mailed the next business day. Your telephone instructions will be recorded. Redemptions by telephone are allowed only if the address and bank account of record have been the same for a minimum period of 30 days. Each Fund reserves the right at any time to terminate, suspend, or change the terms of any redemption method described in this prospectus, except redemption by mail, and to impose fees.

     Except as otherwise noted, the Funds, ESC and EDI will not assume responsibility for the authenticity of any instructions received by any of them from a shareholder in writing, over the Evergreen Express Line (described below), or by telephone. ESC will employ reasonable procedures to confirm that instructions received over the Evergreen Express Line or by telephone are genuine. The Funds, ESC and EDI will not be liable when following instructions received over the Evergreen Express Line or by telephone that ESC reasonably believes are genuine.

Evergreen Express Line. The Evergreen Express Line offers you specific fund account information and price and yield quotations as well as the ability to do account transactions, including investments, exchanges and redemptions. You may access the Evergreen Express Line by dialing toll free 1-800-346-3858 on any touch-tone telephone, 24 hours a day, seven days a week.

General. The sale of shares is a taxable transaction for federal income tax purposes. The Funds may temporarily suspend the right to redeem their shares when (1) the Exchange is closed, other than customary weekend and holiday closings; (2) trading on the Exchange is restricted; (3) an emergency exists and the Funds cannot dispose of their investments or fairly determine their value; or (4) the SEC so orders. The Funds reserve the right to close an account that through redemption has fallen below $1,000 and has remained so for 30 days. Shareholders will receive 60 days' written notice to increase the account value to at least $1,000 before the account is closed. The Funds have elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of a Fund's total net assets, during any 90-day period for any one shareholder.

EXCHANGE PRIVILEGE

How to Exchange Shares. You may exchange some or all of your Class Y shares for shares of the same class in other Evergreen funds through your financial intermediary by calling or writing to ESC or by using the

Evergreen Express Line as described above. Once an exchange request has been telephoned or mailed, it is irrevocable and may not be modified or canceled. Exchanges will be made on the basis of the relative net asset values of the shares exchanged next determined after an exchange request is received. An exchange which represents an initial investment in another Evergreen fund is subject to the minimum investment and suitability requirements of each Fund.

     Each of the Evergreen funds has different investment objectives and policies. For more information, a prospectus of the fund into which an exchange will be made should be read prior to the exchange. An exchange order must comply with the requirement for a redemption or repurchase order and must specify the dollar value or number of shares to be exchanged. An exchange is treated for federal income tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss. Shareholders are limited to five exchanges per calendar year, with a maximum of three per calendar quarter. This exchange privilege may be modified or discontinued at any time by a Fund upon 60 days' notice to shareholders and is only available in states in which shares of a fund being acquired may lawfully be sold.

Exchanges Through Your Financial Intermediary. A Fund must receive exchange instructions from your financial intermediary before 4:00 p.m. (eastern time) for you to receive that day's net asset value. Your financial intermediary is responsible for furnishing all necessary documentation to a Fund and may charge you for this service.

Exchanges By Telephone And Mail. Exchange requests received by a Fund after 4:00 p.m. (eastern time) will be processed using the net asset value determined at the close of the next business day. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone exchanges. You should follow the procedures outlined below for exchanges by mail if you are unable to reach ESC by telephone. If you wish to use the telephone exchange service you should indicate this on the application. As noted above, each Fund will employ reasonable procedures to confirm that instructions for the redemption or exchange of shares communicated by telephone are genuine. A telephone exchange may be refused by a Fund or ESC if it is believed advisable to do so. Procedures for exchanging Fund shares by telephone may be modified or terminated at any time. Written requests for exchanges should follow the same procedures outlined for written redemption requests in the section entitled "How to Redeem Shares;" however, no signature guarantee is required.

SHAREHOLDER SERVICES

     The Funds offer the following shareholder services. For more information about these services or your account, contact your financial intermediary, ESC or call the toll-free number on the front page of this prospectus. Some services are described in more detail in the application.

Systematic Investment Plan. Under a Systematic Investment Plan, you may invest as little as $25 per month to purchase shares of a Fund with no minimum initial investment required.

Telephone Investment Plan. You may make investments into an existing account electronically in amounts of not less than $100 or more than $10,000 per investment. Telephone investment requests received by 4:00 p.m. (eastern time) will be credited to a shareholder's account the day the request is received.

Systematic Withdrawal Plan. When an account of $10,000 or more is opened or when an existing account reaches that size, you may participate in the Systematic Withdrawal Plan (the "Withdrawal Plan") by filling out the appropriate part of the Application. Under this Withdrawal Plan, you may receive (or designate a third party to receive) a monthly or quarterly fixed-withdrawal payment in a stated amount of at least $75, and as much as 1.0% per month or 3.0% per quarter of the total net asset value of the Fund shares in your account when the Withdrawal Plan was opened. Fund shares will be redeemed as necessary to meet withdrawal payments. All participants must elect to have their dividends and capital gain distributions reinvested automatically.

Automatic Reinvestment Plan. For the convenience of investors, all dividends and distributions are automatically reinvested in full and fractional shares of a Fund at the net asset value per share at the close of business on the record date, unless otherwise requested by a shareholder in writing. If the transfer agent does not receive a written request for subsequent dividends and/or distributions to be paid in cash at least three full business days prior to a given record date, the dividends and/or distributions to be paid to a shareholder will be reinvested.

Dollar Cost Averaging. Through dollar cost averaging you can invest a fixed dollar amount each month or each quarter in any Evergreen fund. This results in more shares being purchased when the selected fund's net asset value is relatively low and fewer shares being purchased when the fund's net asset value is relatively high and may result in a lower average cost per share than a less systematic investment approach.

     Prior to participating in dollar cost averaging, you must establish an account in an Evergreen fund. You should designate on the Application (1) the dollar amount of each monthly or quarterly investment you wish to make and (2) the fund in which the investment is to be made. Thereafter, on the first day of the designated month, an amount equal to the specified monthly or quarterly investment will automatically be redeemed from your initial account and invested in shares of the designated fund.

Two Dimensional Investing. You may elect to have income and capital gains distributions from any Class Y Evergreen fund shares you own automatically invested to purchase the same class of shares of any other Evergreen fund. You may select this service on your application and indicate the Evergreen fund(s) into which distributions are to be invested.

Tax Sheltered Retirement Plans. The Funds have various retirement plans available to eligible investors, including Individual Retirement Accounts
(IRAs); Rollover IRAs; Simplified Employee Pension Plans (SEPs); Salary Incentive Match Plan for Employees (SIMPLEs); Tax Sheltered Annuity Plans; 403(b)(7) Plans; 401(k) Plans; Keogh Plans; Profit-Sharing Plans; Medical Savings Accounts; Pension and Target Benefit and Money Purchase Plans. For details, including fees and application forms, call toll free 1-800-247-4075 or write to ESC.

BANKING LAWS

     The Glass-Steagall Act and other banking laws and regulations presently prohibit member banks of the Federal Reserve System ("Member Banks") or their non-bank affiliates from sponsoring, organizing, controlling, or distributing the shares of registered open-end investment companies such as the Funds. Such laws and regulations also prohibit banks from issuing, underwriting or distributing securities in general. However, under the Glass-Steagall Act and such other laws and regulations, a Member Bank or an affiliate thereof may act as investment advisor, transfer agent or custodian to a registered open-end investment company and may also act as agent in connection with the purchase of shares of such an investment company upon the order of its customer. FUNB and its affiliates, are subject to and in compliance with the aforementioned laws and regulations.

     Changes to applicable laws and regulations or future judicial or administrative decisions could result in FUNB and its affiliates being prevented from continuing to perform the services required under the investment advisory agreements or from acting as agent in connection with the purchase of shares of the Funds by their customers. If FUNB and its affiliates were prevented from continuing to provide the services called for under the investment advisory agreements, it is expected that the Trustees would identify, and call upon each Fund's shareholders to approve, new investment advisors. If this were to occur, it is not anticipated that the shareholders of any Fund would suffer any adverse financial consequences.

-------------------------------------------------------------------------------

                               OTHER INFORMATION

-------------------------------------------------------------------------------

DIVIDENDS, DISTRIBUTIONS AND TAXES

     Each Fund intends to distribute its investment company taxable income quarterly and net realized capital gains at least annually. Shareholders receive Fund distributions in the form of additional shares of that class of shares upon which the distribution is based or, at the shareholder's option, in cash. Shareholders of a Fund who have not opted to receive cash prior to the payable date for any dividend from net investment income or the record date for any capital gains distribution will have the number of such shares determined on the basis of a Fund's net asset value per share computed at the end of that day after adjustment for the distribution. Net asset value is used in computing the number of shares in both capital gains and income distribution investments.

     Account statements and/or checks, as appropriate, will be mailed within seven days after a Fund pays a distribution. Unless a Fund receives instructions to the contrary before the record or payable date, as the case may be, it will assume that a shareholder wishes to receive that distribution and future capital gains and income distributions in shares. Instructions continue in effect until changed in writing.

     Each Fund has qualified intends to continue to qualify as a regulated investment company under the Code. While so qualified, it is expected that each Fund will not be required to pay any federal income taxes on that portion of its investment company taxable income and any net realized capital gains it distributes to shareholders. The Code imposes a 4% nondeductible excise tax on regulated investment companies, such as the Funds, to the extent they do not meet certain distribution requirements by the end of each calendar year. The Funds anticipate meeting such distribution requirements.

     Any taxable dividend declared in October, November or December to shareholders of record in such a month and paid by the following January 31 will be includable in the taxable income of shareholders as if paid on December 31 of the year in which the dividend was declared.

     The Funds may be subject to foreign withholding taxes which would reduce the yield on their investments. Tax treaties between certain countries and the United States may reduce or eliminate such taxes. Shareholders of a Fund who are subject to United States federal income tax may be entitled, subject to certain rules and limitations, to claim a federal income tax credit or deduction for foreign income taxes paid by the Fund. See the SAI for additional details. A Fund's transactions in options, futures and forward contracts may be subject to special tax rules. These rules can affect the amount, timing and characteristics of distributions to shareholders.

     The Funds are required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions (if any) and redemptions) paid to certain shareholders. In order to avoid this backup withholding requirement, each investor must certify on the Application, or on a separate form supplied by the Fund's transfer agent, that the investor's social security number or taxpayer identification number is correct and that the investor is not currently subject to backup withholding or is exempt from backup withholding. A shareholder who acquires Class A shares of a Fund and sells or otherwise disposes of such shares within 90 days of acquisition may not be allowed to include certain sales charges incurred in acquiring such shares for purposes of calculating gain and loss realized upon a sale or exchange of shares of a Fund.

     The Funds intend to distribute their net capital gains as capital gains dividends. Shareholders should treat such dividends as long-term capital gains. The Funds will designate capital gains distributions as such by a written notice mailed to each shareholder no later than 60 days after the close of each Fund's taxable year. If a shareholder receives a capital gain dividend and holds his shares for six months or less, then any allowable loss on disposition of such shares will be treated as long-term capital loss to the extent of such capital gain dividend.

     The foregoing discussion of federal income tax consequences is based on tax laws and regulations in effect on the date of this prospectus and is subject to change by legislative or administrative action. As the foregoing discussion is for general information only, you should also review the discussion of "Additional Tax Information" contained in the SAI. In addition, you should consult your own tax advisor as to the tax consequences of investments in the Fund, including the application of state and local taxes which may be different from the federal income tax consequences described above.

GENERAL INFORMATION

Portfolio Turnover. The estimated annual portfolio turnover rate for each of the Funds is not expected to exceed 100%. A portfolio turnover rate of 100% would occur if all of a Fund's portfolio securities were replaced in one year. The portfolio turnover rate experienced by a Fund directly affects the transaction costs relating to the purchase and sale of securities which a Fund bears directly. A high rate of portfolio turnover will increase such costs. The portfolio turnover rates for each Fund are set forth under "Financial Highlights."

Portfolio Transactions. Consistent with the Conduct Rules of the NASD and subject to seeking best price and execution, a Fund may consider sales of its shares as a factor in the selection of dealers to enter into portfolio transactions with the Fund.

Other Classes of Shares. Each Fund currently offers four classes of shares, Class A, Class B, Class C and Class Y, and may in the future offer additional classes. Class Y shares are the only class of shares offered by this prospectus and are only available to (1) persons who at or prior to December 31, 1994, owned shares in a mutual fund advised by Evergreen Asset, (2) certain institutional investors and (3) investment advisory clients of FUNB, Evergreen Asset, Keystone or their affiliates. The dividends payable with respect to Class A, Class B and Class C shares will be less than those payable with respect to Class Y shares due to the distribution and shareholder servicing related expenses borne by Class A, Class B and Class C shares and the fact that such expenses are not borne by Class Y shares. Investors should telephone (800) 343-2898 to obtain more information on other classes of shares.

Performance Information. The Funds may quote their "total return" or "yield" for a specified period in advertisements, reports or other communications to shareholders. Total return and yield are computed separately for each class of shares. Performance data for one or more classes may be included in any advertisement or sales literature using performance data of a Fund.

     A Fund's total return for each such period is computed by finding, through the use of a formula prescribed by the SEC, the average annual compounded rate of return over the period that would equate an assumed initial amount invested to the value of the investment at the end of the period. For purposes of computing total return, dividends and capital gains distributions paid on shares of a Fund are assumed to have been reinvested when paid and the maximum sales charges applicable to purchases of the Fund's shares are assumed to have been paid.

     Yield is a way of showing the rate of income a Fund earns on its investments as a percentage of a Fund's share price. A Fund's yield is calculated according to accounting methods that are standardized by the SEC for all stock and bond funds. Because yield accounting methods differ from the method used for other accounting purposes, a Fund's yield may not equal its distribution rate, the income paid to your account or the net investment income reported in the Fund's financial statements. To calculate yield, a Fund takes the interest and dividend income it earned from its portfolio of investments (as defined by the SEC formula) for a 30-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on the Fund's share price at the end of the 30-day period. This yield does not reflect gains or losses from selling securities.

     Performance data may be included in any advertisement or sales literature of a Fund. These advertisements may quote performance rankings or ratings of a Fund by financial publications or independent organizations such as Lipper Analytical Services, Inc. and Morningstar, Inc. or may compare the Fund's performance to various indices. The Funds may also advertise in items of sales literature an "actual distribution rate" which is computed by dividing the total ordinary income distributed (which may include the excess of short-term capital gains over losses) to shareholders for the latest twelve month period by the maximum public offering price per share on the last day of the period. Investors should be aware that past performance may not be reflective of future results.

     In marketing a Fund's shares, information may be provided that is designed to help individuals understand their investment goals and explore various financial strategies. Such information may include publications describing general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; a questionnaire designed to help create a personal financial profile; and an action plan offering investment alternatives. The information provided to investors may also include discussions of other Evergreen funds, products, and services, which may include: retirement investing; brokerage products and services; the effects of periodic investment plans and dollar cost averaging; saving for college; and charitable giving. In addition, the information provided to investors may quote financial or business publications and periodicals, including model portfolios or allocations, as they relate to fund management, investment philosophy, and investment techniques. EDI may also reprint, and use as advertising and sales literature, articles from Evergreen Events, a quarterly magazine provided to Evergreen fund shareholders.

Year 2000 Risks. Like other investment companies, financial and business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by the Funds' investment advisors and the Funds' other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Funds' investment advisors are taking steps to address the Year 2000 Problem with respect to the computer systems that they use and to obtain assurances that comparable steps are being taken by the Funds' other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds.

Additional Information. This prospectus and the SAI, which has been incorporated by reference herein, do not contain all the information set forth in the Registration Statements filed by the Trust with the SEC under the Securities Act of 1933, as amended. Copies of the Registration Statements may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C.

INVESTMENT ADVISERS
Evergreen Asset Management Corp., 2500 Westchester Avenue, Purchase, New York 10577
  Evergreen Foundation Fund, Evergreen Tax Strategic Foundation Fund, Evergreen American Retirement Fund

Keystone Investment Management Company, 200 Berkeley Street, Boston, Massachusetts 02116-5034
  Evergreen Balanced Fund

CUSTODIAN
State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827

TRANSFER AGENT
Evergreen Service Company, P.O. Box 2121, Boston, Massachusetts 02116-5034

LEGAL COUNSEL
Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C. 20036

INDEPENDENT AUDITORS
KPMG Peat Marwick LLP, 99 High Street, Boston, Massachusetts 02110

DISTRIBUTOR
Evergreen Distributor, Inc., 125 W. 55th Street, New York, New York 10019

24504                                                                540394REV02




                             EVERGREEN EQUITY TRUST

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                   EVERGREEN EQUITY TRUST

                 200 Berkeley Street
                  Boston, Massachusetts 02116
                 (800) 633-2700

                      BALANCED FUNDS

          STATEMENT OF ADDITIONAL INFORMATION

                    August 1, 1998

           Evergreen Foundation Fund ("Foundation")
    Evergreen Tax Strategic Foundation Fund ("Tax Strategic")
      Evergreen American Retirement Fund ("American Retirement")
              Evergreen Balanced Fund ("Balanced")

                (Each a "Fund;" together, the "Funds")


          Each Fund is a series of an open-end management investment company known as Evergreen Equity Trust (the "Trust").



          This Statement of Additional Information ("SAI") pertains to all classes of shares of the Funds listed above. It is not a prospectus and should be read in conjunction with the Funds' prospectuses dated August 1, 1998, as supplemented from time to time. The Funds are offered through two separate prospectuses: one offering Class A, Class B and Class C shares of each Fund and one offering Class Y shares of each Fund. You may obtain these prospectuses from Evergreen Distributor, Inc.






                                                       24202

                                                 TABLE OF CONTENTS

INVESTMENT POLICIES
         Fundamental Investment Policies
         Additional Information on Securities and Investment Practices MANAGEMENT OF THE TRUST
PRINCIPAL HOLDERS OF FUND SHARES
INVESTMENT ADVISORY AND OTHER SERVICES
         Investment Advisors
         Investment Advisory Agreements
         Distributor
         Distribution Plans and Agreements
         Additional Service Providers
BROKERAGE
         Brokerage Commissions
         Selection of Brokers
         Simultaneous Transactions
TRUST ORGANIZATION
         Form of Organization
         Description of Shares
         Voting Rights
         Limitation of Trustees' Liability
PURCHASE,REDEMPTION  AND  PRICING  OF SHARES How the Funds  Offer  Shares to the
         Public Contingent Deferred Sales Charge Sales Charge Waivers or Reductions Exchanges Calculation of Net Asset Value Per Share ("NAV") Valuation of Portfolio Securities Shareholder Services
PRINCIPAL UNDERWRITER
ADDITIONAL TAX INFORMATION
         Requirements for Qualification as a Regulated Investment Company
         Taxes on Distributions
         Taxes on the Sale or Exchange of Fund Shares
         Other Tax Considerations
         Special Tax Considerations for Tax Strategic
FINANCIAL INFORMATION
         Expenses
         Brokerage Commissions Paid
         Computation of Class A Offering Price
         Performance
ADDITIONAL INFORMATION
APPENDIX A


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



                       INVESTMENT POLICIES

FUNDAMENTAL INVESTMENT POLICIES

         Each Fund has adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of the Fund's outstanding shares, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Where necessary, an explanation beneath a fundamental policy describes a Fund's practices with respect to that policy, as allowed by current law. If the law governing a policy changes, the Fund's practices may change accordingly without a shareholder vote. Unless otherwise stated, all references to the assets of a Fund are in terms of current market value.

         1.  Diversification

         Each Fund may not make any investment that is inconsistent with its classification as a diversified investment company under the 1940 Act.

         Further Explanation of Diversification Policy:

         To remain classified as a diversified investment company under the 1940 Act, a Fund must conform with the following: With respect to 75% of its total assets, a diversified investment company may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, determined at the time of purchase. These limitations do not apply to investments in securities issued or guaranteed by the United States ("U.S.") government or its agencies or instrumentalities.

         2.  Concentration

         Each Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities).

         Further Explanation of Concentration Policy:

         Each Fund may not invest more than 25% of its total assets, taken at market value , in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

         3.  Issuing Senior Securities

         Except as permitted under the 1940 Act, each Fund may not issue senior securities.

         4.  Borrowing

         Each Fund may not borrow money, except to the extent permitted by applicable law.

         Further Explanation of Borrowing Policy: Each Fund may borrow from banks in an amount up to 33 1/3% of its total assets, taken at market value. Each Fund may also borrow up to an additional 5% of its total assets from banks or others. A Fund may borrow only as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. A Fund may not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights (as defined in the 1940 Act) or enter into reverse repurchase agreements, in amounts up to 33 1/3% of its total assets (including the amount borrowed). Each Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. A Fund may purchase securities

                                                       24202
on margin and engage in short sales to the extent permitted by applicable law.

         In addition to borrowing for temporary or emergency purposes, American Retirement intends to borrow for the purpose of leveraging.

         5.  Underwriting

         Each Fund may not underwrite securities of other issuers, except insofar as each Fund may be deemed to be an underwriter in connection with the disposition of its portfolio securities.

         6.  Real Estate

         Each Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, each Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate.

         7.  Commodities

         Each Fund may not purchase or sell commodities or contracts on commodities, except to the extent that each Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

         8.  Lending

         Each Fund may not make loans to other persons, except that each Fund may lend its portfolio securities in accordance with applicable law. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

         Further Explanation of Lending Policy:

         To generate income and offset expenses, each Fund may lend portfolio securities to broker-dealers and other financial institutions in an amount up to 33 1/3% of its total assets, taken at market value. While securities are on loan, the borrower will pay each Fund any income accruing on the security. Each Fund may invest any collateral it receives in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Gains or losses in the market value of a security lent will affect each Fund and its shareholders.

         When a Fund lends its securities, it will require the borrower to give the Fund collateral in cash or government securities. Each Fund will require collateral in an amount equal to at least 100% of the current market value of the securities lent, including accrued interest. Each Fund has the right to call a loan and obtain the securities lent any time on notice of not more than five business days. Each Fund may pay reasonable fees in connection with such loans.

         9.  Investments in Federally Tax-Exempt Securities (Tax Strategic)

         Tax Strategic will, during periods of normal market conditions, invest its assets in accordance with applicable guidelines issued by the Securities and Exchange Commission ("SEC") or its staff concerning investment in tax-exempt securities for funds with the words tax-exempt, tax free or municipal in their names.



                                                       24202

ADDITIONAL INFORMATION ON SECURITIES AND INVESTMENT PRACTICES

         The investment objectives of each Fund and a description of the securities in which each Fund may invest are set forth in the Funds' prospectuses. The following expands upon the discussion in the prospectuses regarding certain investments of the Funds.

U.S. Government Securities

     Each Fund may invest in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, including issues of the U.S. Treasury. These securities are either backed by the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities or the credit of the agency or instrumentality issuing the obligations.

     Some government agencies and instrumentalities may not receive financial support from the U.S. government. Examples of such agencies are:

              (i) Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks and Banks for Cooperatives;

              (ii)  Farmers Home Administration;

              (iii) Federal Home Loan Banks;

              (iv)  Federal Home Loan Mortgage Corporation;

              (v)   Federal National Mortgage Association; and

              (vi)  Student Loan Marketing Association.

Securities Issued by the Government National Mortgage Association ("GNMA")

              The  Funds  may  invest  in  securities  issued  by  the  GNMA,  a corporation wholly-owned by the U.S. government. GNMA securities or "certificates" represent ownership in a pool of underlying mortgages. The timely payment of principal and interest due on these securities is guaranteed.

              Unlike conventional bonds, the principal on GNMA certificates is not paid at maturity but over the life of the security in scheduled monthly payments. While mortgages pooled in a GNMA certificate may have maturities of up to 30 years, the certificate itself will have a shorter average maturity and less principal volatility than a comparable 30-year bond.

              The market value and interest yield of GNMA certificates can vary due not only to market fluctuations, but also to early prepayments of mortgages within the pool. Since prepayment rates vary widely, it is impossible to accurately predict the average maturity of a GNMA pool. In addition to the guaranteed principal payments, GNMA certificates may also make unscheduled principal payments resulting from prepayments on the underlying mortgages.

              Although GNMA certificates may offer yields higher than those available from other types of U.S. government securities, they may be less effective as a means of locking in attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, prepayments are likely to increase as the holders of the underlying mortgages seek refinancing. As a result, the value of a GNMA certificate is not likely to rise as much as the value of a comparable debt security would in response to same decline. In addition, these prepayments can cause a GNMA certificate originally purchased at a premium to decline in price compared to its par value, which may result in a loss.

                                                       24202

Equity Securities

              The Funds may invest in equity securities consist primarily of common stocks and securities convertible into common stocks. Investing in common stocks, particularly those having growth characteristics, frequently involves greater risks (and possibly greater rewards) than investing in other types of securities. Common stock prices tend to be more volatile and companies having growth characteristics may sometimes be unproven.

              Investing in companies with medium market capitalizations involves greater risk than investing in larger companies. The stock prices of mid-cap companies can rise quickly and drop substantially in a short period of time. This volatility results from a number of factors, including reliance by these companies on relatively limited product lines, markets, and financial resources. These and other factors may make mid-cap companies more susceptible to setbacks or downturns.

              Investing in companies with small market capitalizations involves greater risk than investing in larger companies. Their stock prices can rise very quickly and drop dramatically in a short period of time. This volatility results from a number of factors, including reliance by these companies on limited product lines, markets, and financial and management resources. These and other factors may make small cap companies more susceptible to setbacks or downturns. These companies may experience higher rates of bankruptcy or other failures than larger companies. They may be more likely to be negatively affected by changes in management. In addition, the stock of small cap companies may be thinly traded.

Derivatives (Balanced and American Retirement)

              Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. These assets, rates, and indices may include bonds, stocks, mortgages, commodities, interest rates, currency exchange rates, bond indices and stock indices. Derivatives may be standardized, exchange-traded contracts or customized, privately negotiated contracts. Exchange-traded derivatives tend to be more liquid and subject to less credit risk than those that are privately negotiated.

              There are four principal types of derivative instruments -- options, futures, forwards, and swaps -- from which virtually any type of derivative transaction can be created. Debt instruments that incorporate one or more of these building blocks for the purpose of determining the principal amount of and/or rate of interest payable on the debt instruments are often referred to as "structured securities." An example of this type of structured security is indexed commercial paper. The term is also used to describe certain securities issued in connection with the restructuring of certain foreign obligations. The term "derivative" is also sometimes used to describe securities involving rights to a portion of the cash flows from an underlying pool of mortgages or other assets from which payments are passed through to the owner of, or that collateralize, the securities.

              The Funds can use derivatives to earn income, to enhance returns, to hedge or adjust the risk profile of the portfolio, in place of more traditional direct investments or to obtain exposure to otherwise inaccessible markets. A Fund's use of derivatives for non-hedging purposes entails greater risks than if a Fund were to use derivatives solely for hedging purposes. Derivatives are a valuable tool which, when used properly, can provide significant benefit to a Fund's shareholders.

              The Funds' investment advisor is not an aggressive user of derivatives with respect to the Funds. However, the Funds may take positions in those derivatives that are within their investment policies if, in the Advisor's (as hereinafter defined) judgment, this represents an effective response to current or anticipated market conditions. The Advisor's use of derivatives is subject to continuous risk assessment and control from the standpoint of the Funds' investment objective and policies. While the judicious use of derivatives by experienced investment managers, such as the Advisor, can be beneficial, derivatives also involve risks different from, and, in certain cases, greater than, the risks presented by more traditional

                                                       24202
investments. Following is a general discussion of important risk factors and issues concerning the use of derivatives that investors should understand before investing in the Funds.

              Market Risk -- This is the general risk attendant to all investments that the value of a particular investment will decline or otherwise change in a way detrimental to the Funds' interest.

              Management Risk -- Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument, but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Because derivatives are complex, a Fund and its Advisor must (1) maintain controls to monitor the transactions entered into, (2) assess the risk that a derivative adds to a Fund's portfolio and (3) forecast price, interest rate or currency exchange rate movements correctly.

              Credit Risk -- This is the risk that a Fund may lose money because the other party to a derivative (usually called a "counter party") failed to comply with the terms of the derivative contract. The credit risk for exchange-traded derivatives is generally less than for privately negotiated derivatives, since the clearing house, which is the issuer or counter party to each exchange-traded derivative, guarantees performance. This guarantee is supported by a daily payment system (i.e., margin requirements) operated by the clearing house to reduce overall credit risk. For privately negotiated derivatives, there is no similar clearing agency guarantee. Therefore, a Fund considers the creditworthiness of each counter party to a privately negotiated derivative in evaluating potential credit risk.

              Liquidity Risk -- Liquidity risk is the possibility that a Fund will have difficulty buying or selling a particular instrument. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), a Fund may not be able to initiate a transaction or liquidate a position at an advantageous price.

              Leverage Risk -- Since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, rate or index can result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

              Other Risks -- Other risks in using derivatives include the risk of mispricing or improper valuation and the inability of derivatives to correlate perfectly with underlying assets, rates, and indices. Many derivatives,  in particular  privately negotiated  derivatives,  are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counter parties or a loss of value to a Fund. Derivatives do not always perfectly or even highly correlate or track the value of the assets, rates or indices they are designed to closely track. Consequently, a Fund's use of derivatives may not always be an effective means of, and sometimes could be counterproductive to, furthering the Fund's investment objective.

Options Transactions (Balanced and American Retirement)

              Writing Covered Options. A Fund may write (i.e., sell) covered call and put options. By writing a call option, a Fund becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price. Writing a put option obligates a Fund during the term of the option to purchase the securities underlying the option at the exercise price if the option buyer exercises the option. A Fund also may write straddles (combinations of covered puts and calls on the same underlying security).

              A Fund may only write "covered" options. This means that while a Fund is obligated as the writer of a call option it will own the underlying securities subject to the option or, with call options on U.S.

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Treasury bills, it might own similar U.S.  Treasury bills. If a Fund has written options against all of its securities that are available for writing options, the Fund may be unable to write additional options unless it sells some of its portfolio holdings to obtain new securities against which it can write options. If this were to occur, higher portfolio turnover and correspondingly greater brokerage commissions and other transaction costs may result. A Fund does not expect, however, that this will occur. A Fund will be considered "covered" with respect to a put option it writes if, while it is obligated as the writer of the put option, it deposits and maintains with its custodian in a segregated account liquid assets having a value equal to or greater than the exercise price of the option.

              The principal reason for writing call or put options is to obtain, through a receipt of premiums, a greater current return than would be realized on the underlying securities alone. A Fund receives a premium from writing a call or put option, which it retains whether or not the option is exercised. By writing a call option, a Fund might lose the potential for gain on the underlying security while the option is open, and, by writing a put option, a Fund might become obligated to purchase the underlying security for more than its current market price upon exercise.

              Purchasing Options. A Fund may purchase put or call options, including put or call options for offsetting previously written put or call options of the same series. Once a Fund has written a covered option, it will continue to hold the segregated securities or assets until it effects a closing purchase transaction. If a Fund is unable to close the option position, it must hold the segregated securities or assets until the option expires or is exercised. An option position may be closed out only in a secondary market for an option of the same series. Although a Fund generally writes only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any particular time, and, for some options, no secondary market may exist. In such event, effecting a closing transaction for a particular option might not be possible.

              Options on some securities are relatively new, and predicting how much trading interest there will be for such options is impossible. There can be no assurance that viable markets will develop or continue. The failure of such markets to develop or continue could significantly impair a Fund's ability to use such options to achieve its investment objective.

              Options Trading Markets. A Fund trades in options that are generally listed on national securities exchanges, currently including the Chicago Board Options Exchange and the New York, American, Pacific and Philadelphia Stock Exchanges. Options on some securities are traded in the over-the-counter market, and may not be listed on any exchange. Options traded in the over-the- counter market involve a greater risk that the securities dealers participating in the transactions could fail to meet their obligations to a Fund.

              A Fund will include the premiums it has paid for the purchase of unlisted options and the value of securities used to cover options it has written for purposes of calculating whether the Fund has complied with its policies on illiquid securities.

Futures Transactions and Related Options Transactions (Balanced and American Retirement)

              A Fund may enter into financial futures contracts as a hedge against changes in prevailing levels of interest rates to seek relative stability of principal and to establish more definitely the effective return on securities held or intended to be acquired by the Fund or as a hedge against changes in the prices of securities held by the Fund or to be acquired by the Fund. A Fund's hedging may include sales of futures as an offset against the effect of expected increases in interest rates or securities prices and purchases of futures as an offset against the effect of expected declines in interest rates.

              For example, when a Fund anticipates a significant market or market sector advance, it will purchase a stock index futures contract as a hedge against not participating in such advance at a time when the Fund is not fully invested. The purchase of a futures contract serves as a temporary substitute for the

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



purchase of individual securities which may then be purchased in an orderly fashion. As such purchases are made, an equivalent amount of index based futures contracts would be terminated by offsetting sales. In contrast, a Fund would sell stock index futures contracts in anticipation of or in a general market or market sector decline that may adversely affect the market value of the Fund's portfolio. To the extent that a Fund's portfolio changes in value in correlation with a given index, the sale of futures contracts on that index would substantially reduce the risk to the portfolio of a market decline or change in interest rates, and, by doing so, provide an alternative to the liquidation of the Fund's securities positions and the resulting transaction costs.

              A Fund intends to engage in options transactions which are related to financial futures contracts for hedging purposes and in connection with the hedging strategies described above.

              Although techniques other than sales and purchases of futures contracts and related options transactions could be used to reduce a Fund's exposure to interest rate and/or market fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through using futures contracts and related options transactions. While a Fund does not intend to take delivery of the instruments underlying futures contracts it holds, the Fund does not intend to engage in such futures contracts for speculation.

Futures Contracts (Balanced and American Retirement)

              Futures contracts are transactions in the commodities markets rather than in the securities markets. A futures contract creates an obligation by the seller to deliver to the buyer the commodity specified in the contract at a specified future time for a specified price. The futures contract creates an obligation by the buyer to accept delivery from the seller of the specified commodity at the specified future time for the specified price. In contrast, a spot transaction creates an immediate obligation for the seller to deliver and the buyer to accept delivery of and pay for an identified commodity. In general, futures contracts involve transactions in fungible goods such as wheat, coffee and soybeans. However, in the last decade an increasing number of futures contracts have been developed which specify financial instruments or financially based indexes as the underlying commodity.

              U.S. futures contracts are traded only on national futures exchanges and are standardized as to maturity date and underlying financial instrument. The principal financial futures exchanges in the United States are The Board of Trade of the City of Chicago, the Chicago Mercantile Exchange, the International Monetary Market (a division of the Chicago Mercantile Exchange), the New York Futures Exchange and the Kansas City Board of Trade. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership, which is also responsible for handling daily accounting of deposits or withdrawals of margin. A futures commission merchant ("Broker") effects each transaction in connection with futures contracts for a commission. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC") and National Futures Association ("NFA").

              Interest Rate Futures Contracts. The sale of an interest rate futures contract creates an obligation by a Fund, as seller, to deliver the type of financial instrument specified in the contract at a specified future time for a specified price. The purchase of an interest rate futures contract creates an obligation by a Fund, as purchaser, to accept delivery of the type of financial instrument specified at a specified future time for a specified price. The specific securities delivered or accepted, respectively, at settlement date, are not determined until at or near that date. The determination is in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

              Currently, interest rate futures contracts can be purchased or sold on 90-day U.S. Treasury bills, U.S. Treasury bonds, U.S. Treasury notes with maturities between 6 1/2 and 10 years, (GNMA) certificates, 90-day domestic bank certificates of deposit, 90-day commercial paper, and 90-day Eurodollar certificates of deposit. It is expected that futures contracts trading in additional financial instruments will be

                                                       24202
authorized. The standard contract size is $100,000 for futures contracts in U.S. Treasury bonds, U.S. Treasury notes and GNMA certificates, and $1,000,000 for the other designated contracts. While U.S. Treasury bonds, U.S. Treasury bills, U.S. Treasury notes and GNMA certificates are backed by the full faith and credit of the U.S. government, futures contracts in U.S. government securities are not obligations of the U.S. Treasury.

              Index Based Futures Contracts, Other Than Stock Index Based. It is expected that bond index and other financially based index futures contracts will be developed in the future. It is anticipated that such index based futures contracts will be structured in the same way as stock index futures contracts but will be measured by changes in interest rates, related indexes or other measures, such as the consumer price index. In the event that such futures contracts are developed, a Fund may sell interest rate index and other index based futures contracts to hedge against changes which are expected to affect the Fund's portfolio.

              The purchase or sale of a futures contract differs from the purchase or sale of a security, in that no price or premium is paid or received. Instead, to initiate trading an amount of cash, cash equivalents, money market instruments, or U.S. Treasury bills equal to approximately 1 1/2% (up to 5%) of the contract amount must be deposited by a Fund with the Broker. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in security transactions. Futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to a Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract.

              Subsequent payments, called variation margin, to the Broker and from the Broker, are made on a daily basis as the value of the underlying instrument or index fluctuates making the long and short positions in the futures contract more or less valuable, a process known as mark-to-market. For example, when a Fund has purchased a futures contract and the price of the underlying financial instrument or index has risen, that position will have increased in value, and a Fund will receive from the Broker a variation margin payment equal to that increase in value. Conversely, where a Fund has purchased a futures contract and the price of the underlying financial instrument or index has declined, the position would be less valuable and the Fund would be required to make a variation margin payment to the Broker. At any time prior to expiration of the futures contract, a Fund may elect to close the position. A final determination of variation margin is then made, additional cash is required to be paid to or released by the Broker, and the Fund realizes a loss or gain.

              The Trust intends to enter into arrangements with its custodian and with Brokers to enable the initial margin of a Fund and any variation margin to be held in a segregated account by its custodian on behalf of the Broker.

              Although interest rate futures contracts by their terms call for actual delivery or acceptance of financial instruments, and index based futures contracts call for the delivery of cash equal to the difference between the closing value of the index on the expiration date of the contract and the price at which the futures contract is originally made, in most cases such futures contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by an offsetting transaction in which a Fund enters into a futures contract purchase for the same aggregate amount of the specific type of financial instrument or index and same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Fund is paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by an offsetting transaction in which a Fund enters into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain. If the purchase price exceeds the offsetting sale price the Fund realizes a loss. The amount of a Fund's gain or loss on any transaction is reduced or increased, respectively, by the amount of

                                                       24202

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



any transaction costs incurred by the Fund.

              As an example of an offsetting transaction, the contractual obligations arising from the sale of one contract of September U.S. Treasury bills on an exchange may be fulfilled at any time before delivery of the contract is required (i.e. on a specified date in September, the "delivery month") by the purchase of one contract of September U.S. Treasury bills on the same exchange. In such instance the difference between the price at which the futures contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to a Fund.

              There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If a Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms.

              Options on Financial Futures. A Fund may purchase call and put options on financial futures contracts and sell such options to terminate an existing position. Options on futures are similar to options on stocks except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) rather than to purchase or sell stock at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account. This amount represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and value of the futures contract.

              A Fund intends to use options on financial futures contracts in connection with hedging strategies. In the future the Fund may use such options for other purposes.

              Purchase of Put Options on Futures Contracts. The purchase of protective put options on financial futures contracts is analogous to the purchase of protective puts on individual stocks, where an absolute level of protection is sought below which no additional economic loss would be incurred by a Fund. Put options may be purchased to hedge a portfolio of stocks or debt instruments or a position in the futures contract upon which the put option is based.

              Purchase of Call Options on Futures Contracts. The purchase of call options on financial futures contracts represents a means of obtaining temporary exposure to market appreciation at limited risk. It is analogous to the purchase of a call option on an individual stock, which can be used as a substitute for a position in the stock itself. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the underlying financial instrument or index itself, purchase of a call option may be less risky than the ownership of the interest rate or index based futures contract or the underlying securities. Call options on commodity futures contracts may be purchased to hedge against an interest rate increase or a market advance when a Fund is not fully invested.

              Use of New Investment Techniques Involving Financial Futures Contracts or Related Options. A Fund may employ new investment techniques involving financial futures contracts and related options. A Fund intends to take advantage of new techniques in these areas which may be developed from time to time and which are consistent with the Fund's investment objective. The Trust believes that no additional techniques have been identified for employment by a Fund in the foreseeable future other than those described above.



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



              Limitations on Purchase and Sale of Futures Contracts and Related Options on Such Futures Contracts. A Fund will not enter into a futures contract if, as a result thereof, more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to margin deposits on such futures contracts, including any premiums paid for options on futures.

              A Fund intends that its futures contracts and related options transactions will be entered into for traditional hedging purposes. That is, futures contracts will be sold to protect against a decline in the price of securities that a Fund owns, or futures contracts will be purchased to protect the Fund against an increase in the price of securities it intends to purchase. A Fund does not intend to enter into futures contracts for speculation.

              In instances involving the purchase of futures contracts by a Fund, an amount of cash and cash equivalents equal to the market value of the futures contracts will be deposited in a segregated account and/or in a margin account with a Broker to collateralize the position and thereby insure that the use of such futures is unleveraged.

              Risks of Futures Contracts. Financial futures contracts prices are volatile and are influenced, among other things, by changes in stock prices, market conditions, prevailing interest rates and anticipation of future stock prices, market movements or interest rate changes, all of which in turn are affected by economic conditions, such as government fiscal and monetary policies and actions, and national and international political and economic events.

              At best, the correlation between changes in prices of futures contracts and of the securities being hedged can be only approximate. The degree of imperfection of correlation depends upon various circumstances, such as variations in speculative market demand for futures contracts and for securities, including technical influences in futures contracts trading; and differences between the securities being hedged and the financial instruments and indexes underlying the standard futures contracts available for trading, in such respects as interest rate levels, maturities and creditworthiness of issuers, or identities of securities comprising the index and those in a Fund's portfolio. In addition, futures contract transactions involve the remote risk that a party may be unable to fulfill its obligations and that the amount of the obligation will be beyond the ability of the clearing broker to satisfy. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

              Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs. If the account was then closed out at a total decrease of 15% of the futures contract, it would result in a loss equal to 150% of the original margin deposit. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. However, a Fund would presumably have sustained comparable losses if, instead of entering into the futures contract, it had invested in the underlying financial instrument. Furthermore, in order to be certain that a Fund has sufficient assets to satisfy its obligations under a futures contract, the Fund will establish a segregated account in connection with its futures contracts which will hold cash or cash equivalents equal in value to the current value of the underlying instruments or indices less the margins on deposit.

              Most U.S. futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of

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



unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

              Risks of Options on Futures Contracts. In addition to the risks described above for financial futures contracts, there are several special risks relating to options on futures contracts. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. A Fund will not purchase options on any futures contract unless and until it believes that the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with the futures contracts. Compared to the use of futures contracts, the purchase of options on such futures involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the use of an option on a futures contract would result in a loss to a Fund, even though the use of a futures contract would not, such as when there is no movement in the level of the futures contract.

Investment Company Securities

              Securities of other investment companies may be acquired by a Fund to the extent permitted under the 1940 Act. These limits require that, as determined immediately after a purchase is made, (i) not more than 5% of a Fund's total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group, and
(iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. However, a Fund may invest all of its investable assets in securities of a single open-end management investment company with substantially the same fundamental investment objectives, polices and limitations as the Fund.

Repurchase Agreements

              A Fund may enter into repurchase agreements with entities that are registered U.S. government securities dealers, including member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. government securities or other financial institutions believed by the Fund's Advisor to be creditworthy. A repurchase agreement is an agreement by which a person (e.g., a Fund) obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or recognized securities dealer) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

              The Fund's custodian or a third party will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from a Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by a Fund might be delayed pending court action. A Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. A Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the Advisor

                                                       24202
to be creditworthy pursuant to guidelines established by the Trustees.

Reverse Repurchase Agreements

              A Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

              The use of reverse repurchase agreements may enable a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

              When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Illiquid and Restricted Securities

              A Fund may not invest more than 15% of its net assets in securities that are illiquid. A security is illiquid when a Fund cannot dispose of it in the ordinary course of business within seven days at approximately the value at which the Fund has the investment on its books.

              A Fund may invest in "restricted" securities, i.e., securities subject to restrictions on resale under federal securities laws. Rule 144A under the Securities Act of 1933 ("Rule 144A") allows certain restricted securities to trade freely among qualified institutional investors. Since Rule 144A securities may have limited markets, the Board of Trustees will determine whether such securities should be considered illiquid for the purpose of determining a Fund's compliance with the limit on illiquid securities indicated above. In determining the liquidity of Rule 144A securities, the Trustees will consider: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades.

When-Issued, Delayed-Delivery and Forward Commitment Transactions

              A   Fund   may   purchase   securities   on   a   when-issued   or
delayed-delivery basis and may purchase or sell securities on a forward commitment basis. These transactions involve the purchase of debt obligations with delivery and payment normally taking place within a month or more after the date of commitment to purchase. A Fund will only make commitments to purchase obligations on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date. The when-issued securities are subject to market fluctuation, and no interest accrues on the security to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment.

              Segregated accounts will be established and a Fund will maintain liquid assets in an amount at least equal in value to the Fund's commitments to purchase when-issued securities. If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

              Purchasing obligations on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those

                                                       24202
obtained in the transaction itself. In that case there could be an unrealized loss at the time of delivery.

              A Fund uses when-issued, delayed-delivery and forward commitment transactions to secure what it considers to be an advantageous price and yield at the time of purchase. When a Fund engages in when-issued, delayed-delivery and forward commitment transactions, it relies on the buyer or seller, as the case may be, to consummate the sale. If the buyer or seller fails to complete the sale, then the Fund may miss the opportunity to obtain the security at a favorable price or yield.

              Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although the Fund may earn income on securities it has in a segregated account. When purchasing a security on a when-issued, delayed-delivery, or forward commitment basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because a Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund's other investments.

Foreign Currency Transactions

              As one way of managing exchange rate risk, a Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency a Fund will deliver and receive when the contract is completed) is fixed when the Fund enters into the contract. A Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. Each Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund's advisor expects a decrease in the value of the currency in which the foreign security is denominated. Although a Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on the Advisor's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of a Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by a Fund. A Fund may also purchase and sell options related to foreign currencies in connection with hedging strategies.

Foreign Securities

              A Fund may invest in foreign securities or U.S. securities traded in foreign markets. Permissible investments may consist of obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits and Yankee certificates of deposit, and investments in Canadian commercial paper, foreign securities and Europaper. These instruments may subject a Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments; the possible imposition of withholding taxes on interest or other income; the possible seizure, nationalization, or expropriation of foreign deposits; the possible establishment of exchange controls; or taxation at the source; greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.



                                                       24202

Lower Rated Bonds (Balanced and American Retirement)

              Balanced and American Retirement may invest in high yield, high risk bonds, commonly known as "junk bonds." While investment in high yield, high risk bonds provides opportunities to maximize return over time, investors should be aware of the following risks associated with high yield, high risk bonds:

         (1) High yield, high risk bonds are rated below investment grade, i.e., BB or lower by Standard & Poor's Ratings Group ("S&P") or Ba or lower by Moody's Investors Service ("Moody's"). Securities so rated are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Balanced and American Retirement may also invest in unrated securities that, in their Advisor's judgment, offer comparable yields and risks as securities that are rated as low as D by S&P or Cby Moody's. It is possible for securities rated D or C-, respectively, to have defaulted on payments of principal and/or interest at the time of investment. (See Appendix A to this SAI for a description of these rating categories.) Balanced and American Retirement intend to invest in D rated debt only in cases when, in their Advisor's judgment, there is a distinct prospect of improvement in the issuer's financial position as a result of the completion of reorganization or otherwise.

         (2) The lower ratings of these securities reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates may impair the ability of the issuer to make payments of interest and principal, especially if the issuer is highly leveraged. Such issuer's ability to meet its debt obligations may also be adversely affected by specific corporate developments or the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. Also, an economic downturn or an increase in interest rates may increase the potential for default by the issuers of these securities.

         (3) The value of high yield, high risk bonds may be more susceptible to real or perceived adverse economic, company or industry conditions and publicity than is the case for higher quality securities.

         (4) The value, of high yield, high risk bonds like that of other fixed income securities, fluctuates in response to changes in interest rates, generally rising when interest rates decline and falling when interest rates rise. For example, if interest rates increase after a fixed income security is purchased, the security, if sold prior to maturity, may return less than its cost. The prices of below-investment grade bonds, however, are generally less sensitive to interest rate changes than the prices of higher-rated bonds, but are more sensitive to adverse or positive economic changes or individual corporate developments.

         (5) The secondary market for such securities may be less liquid at certain times than the secondary market for higher quality debt securities, which may adversely effect (1) the market price of the security, (2) a Fund's ability to dispose of particular issues and (3) a Fund's ability to obtain accurate market quotations for purposes of valuing its assets.

         (6) Zero coupon bonds and payment-in-kind securities ("PIKs") involve additional special considerations. For example, zero coupon bonds pay no interest to holders prior to maturity of interest. PIKs are debt obligations that provide that the issuer may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments may experience greater fluctuation in value due to changes in interest rates than debt obligations that pay interest currently. Even though these investments do not pay current interest in cash, a Fund is, nonetheless, required by tax laws to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Thus, a Fund could be required at times to liquidate investments in order to fulfill its intention to distribute substantially all of its net income as dividends. A Fund will not be able to purchase additional income producing securities with cash used to make such distributions, and its current income ultimately may be reduced as a result.

         An Advisor considers the ratings of S&P and Moody's assigned to various securities, but does not rely solely on these ratings because (1) S&P's and Moody's assigned ratings are based largely on historical

                                                       24202
financial data and may not accurately reflect the current financial outlook of companies; and (2) there can be large differences among the current financial conditions of issuers within the same category.

                              MANAGEMENT OF THE TRUST

         Set forth below are the Trustees and officers of the Trust and their principal occupations and their affiliations over the last five years. Unless otherwise indicated, the address for each Trustee and officer is 200 Berkeley Street, Boston, Massachusetts 02116. Each Trustee is also a Trustee of each of the other Trusts in the Evergreen fund complex.



NAME                             POSITION WITH TRUST       PRINCIPAL OCCUPATIONS FOR LAST FIVE YEARS
-------------------------------  ------------------------- -----------------------------------------------------------------
Laurence B. Ashkin               Trustee                   Real estate developer and construction consultant;
(DOB: 2/2/28)                                              and President of Centrum Equities and Centrum
                                                           Properties, Inc.

Charles A. Austin III            Trustee                   Investment Counselor to Appleton Partners, Inc.;
(DOB: 10/23/34)                                            former Director, Executive Vice President and
                                                           Treasurer, State Street Research & Management
                                                           Company (investment advice); Director, The Andover
                                                           Companies (Insurance); and Trustee, Arthritis
                                                           Foundation of New England


24304
                                                        15




NAME                             POSITION WITH TRUST       PRINCIPAL OCCUPATIONS FOR LAST FIVE YEARS
-------------------------------  ------------------------- -----------------------------------------------------------------
K. Dun Gifford                    Trustee                  Trustee,  Treasurer  and  Chairman of the Finance  Committee,
(DOB: 10/12/38)                                            Cambridge College;  Chairman Emeritus and Director,  American
                                                           Institute of Food and Wine;  Chairman and President,  Oldways
                                                           Preservation and Exchange Trust (education);  former Chairman of the Board,  Director,  and Executive Vice  President,  The
                                                           London Harness Company;  former Managing  Partner,  Roscommon
                                                           Capital Corp.; former Chief Executive Officer,  Gifford Gifts of Fine  Foods;  and former  Chair man,  Gifford,  Drescher &
                                                           Associates (environmental consulting)

James S. Howell                  Chairman of the           Former Chairman of the Distribution Foundation for
(DOB: 8/13/24)                   Board of Trustees         the Carolinas; and former Vice President of Lance Inc.
                                                           (food manufacturing).

Leroy Keith, Jr.                 Trustee                   Chairman  of the Board and Chief  Executive  Officer,  Carson
(DOB: 2/14/39)                                             Products  Company;  Director of Phoenix Total Return Fund and
                                                           Equifax,  Inc.;  Trustee  of  Phoenix  Series  Fund,  Phoenix
                                                           Multi-Portfolio  Fund,  and The Phoenix Big Edge Series Fund;
                                                           and former President, Morehouse College.

Gerald M. McDonnell              Trustee                   Sales Representative with Nucor-Yamoto, Inc. (steel
(DOB: 7/14/39)                                             producer).

Thomas L. McVerry                Trustee                   Former Vice President and Director of Rexham
(DOB: 8/2/39)                                              Corporation; and former Director of Carolina
                                                           Cooperative Federal Credit Union.

William Walt Pettit              Trustee                   Partner in the law firm of William Walt Pettit, P.A.
(DOB: 8/26/55)

David M. Richardson              Trustee                   Vice Chair and former Executive Vice President, DHR
(DOB: 9/14/41)                                             International, Inc. (executive recruitment); former
                                                           Senior Vice President, Boyden International Inc.
                                                           (executive recruitment); and Director, Commerce and
                                                           Industry Association of New Jersey, 411
                                                           International, Inc., and J&M Cumming Paper Co.

Russell A. Salton, III MD        Trustee                   Medical Director, U.S. Health Care/Aetna Health
(DOB: 6/2/47)                                              Services; former Managed Health Care Consultant;
                                                           and former President, Primary Physician Care.

Michael S. Scofield              Trustee                   Attorney, Law Offices of Michael S. Scofield.
(DOB: 2/20/43)


24304
                                                        16




NAME                             POSITION WITH TRUST       PRINCIPAL OCCUPATIONS FOR LAST FIVE YEARS
-------------------------------  ------------------------- -----------------------------------------------------------------
Richard J. Shima                 Trustee                   Former  Chairman,  Environmental  Warranty,  Inc.  (insurance
 (DOB: 8/11/39)                                            agency);   Executive  Consultant,   Drake  Beam  Morin,  Inc.
                                                           (executive outplacement); Director of Connecticut Natural Gas
                                                           Corporation,  Hartford Hospital, Old State House Association,
                                                           Middlesex Mutual  Assurance  Company,  and Enhance  Financial
                                                           Services,  Inc.;  Chairman,   Board  of  Trustees,   Hartford
                                                           Graduate  Center;  Trustee,  Greater  Hartford  YMCA;  former
                                                           Director,  Vice Chairman and Chief  Investment  Officer,  The
                                                           Travelers  Corporation;   former  Trustee,   Kingswood-Oxford
                                                           School; and former Managing Director and Consultant,  Russell
                                                           Miller, Inc.

William J. Tomko*                President and             Senior Vice President and Operations Executive,
(DOB: 8/30/58)                   Treasurer                 BISYS Fund Services.

Nimish S. Bhatt*                 Vice President and        Vice President, Tax, BISYS Fund Services; former
(DOB: 6/6/63)                    Assistant Treasurer       Assistant Vice President, Evergreen Asset
                                                           Management Corp./First Union National Bank; former
                                                           Senior Tax  Consulting/Acting  Manager, Investment
                                                           Companies Group,  Price Waterhouse LLP, New York.

Bryan Haft*                      Vice President            Team Leader, Fund Administration, BISYS Fund
(DOB: 1/23/65)                                             Services.

D'Ray Moore*                     Secretary                 Vice President, Client Services, BISYS Fund Services.
(DOB: 3/30/59)

*Address: BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-8001



                                                       24202

Trustee Compensation

         Listed below is the Trustee compensation for the fiscal year ended March 31, 1998.

                                         Pension or
                              Aggregate  Retirement Benefits  Estimated Annual    Total Compensation
                            Compensation Accrued As Part of   Benefits Upon       from Trust and
Trustee                      from Trust  Fund Expenses        Retirement          Fund Complex
Laurence B. Ashkin             $ 9,856      $ 0                 $ 0                 $ 72,681
Charles A. Austin III            6,993(a)     0                   0                   49,297(b)
Foster Bam*                      7,722        0                   0                   53,236
K. Dun Gifford                   6,468        0                   0                   46,061
James S. Howell                 12,072(c)     0                   0                  109,570(d)
Robert J. Jeffries*              2,167        0                   0                   18,222
Leroy Keith Jr.                  6,633        0                   0                   46,461
Gerald M. McDonnell **          10,718        0                   0                   94,500
Thomas L. McVerry **            10,825        0                   0                   96,805
William Walt Pettit **           9,700        0                   0                   86,613
David M. Richardson              6,927        0                   0                   48,673
Russell A. Salton, III **       10,424        0                   0                   95,031
Michael S. Scofield             10,835        0                   0                   97,794
Richard J. Shima                 8,681        0                   0                   67,325


(a) $1,049 of this amount payable in later years as deferred compensation.
(b) $7,395 of this amount payable in later years as deferred compensation.
(c) $9,658 of this amount payable in later years as deferred compensation.
(d) $87,656 of this amount payable in later years as deferred compensation.
 *  Former Trustee; retired as of December 31, 1997
**  Entire amount payable in later years as deferred compensation.


                          PRINCIPAL HOLDERS OF FUND SHARES

         As of July 1, 1998, the officers and Trustees of the Trust owned as a group less than 1% of the outstanding of any class of each Fund.

         Set forth below is information with respect to each person who, to each Fund's knowledge, owned beneficially or of record 5% or more of a class of each Fund's outstanding shares as of July 1, 1998.

Foundation Class A                                                  None

Foundation Class B                                                  None


                                                       24202

Foundation Class C
MLPF&S for the sole benefit of its customers
Attn: Fund Administration                                             26.21%
4800 Deer Lake Dr. East 2nd fl.
Jacksonville, FL 32246-6484

Foundation Class Y
First Union National Bank/EB/INT, Cash Account
Attn: Trust Operations Fund Group                                     10.43%
401 S. Tryon Street; 3rd Floor CMG 1151
Charlotte, NC 28202-1911

First Union National Bank/EB/INT, Reinvest Account
Attn: Trust Operations Fund Group                                     36.39%
401 S. Tryon Street;3rd Floor CMG 1151
Charlotte, NC 29202-1911 Mac & Co.

Aetna Retirement Services/Central Valuation Unit                      12.01%
Attn: Mutual Funds Operations
P.O. Box 3198
Pittsburgh, PA 15230-3198

AETNA Life Insurance
Life & Annuity/Central Valuation Unit                                 5.41%
Attn: Jackie Johnson, Conveyor TS31
151 Farminton Ave.
Hartford, CT 06156-0001

Charles Schwab & Co. Inc.
Special Custody Account fo r the Exclusive Benefit of Customers       6.46%
Reinvest Account Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122

Tax Strategic Class A                                                 None

Tax Strategic Class B
MLPF&S for the sole benefit of its customers
Attn: Fund Administration 97H99                                       10.52%
4800 Deer Lake Dr. East 2nd Fl.
Jacksonville, FL 32246-6484

Tax Strategic Class C
MLPF&S for the sole benefit of its customers
Attn: Fund Administration                                             29.86%
4800 Deer Lake Dr.,  East 2nd Fl.
Jacksonville, FL 32246-6484

Tax Strategic Class Y
Nola Maddox Falcone
70 Drake Rd.                                                          7.81%
Scarsdale, NY 10583-6447

First Union National Bank, EB/INT, Cash Account
Attn: Trust Operations Fund Group                                     7.79%
401 S. Tryon St. 3rd Floor CMG 1151
Charlotte, NC 28202-1911

Stephen A. Lieber
1210 Greacen Point Rd.                                                39.63%
Mamaroneck, NY 10543-4613


                                                       24202

First Union National Bank  EB/INT/ Cash Account
Attn: Trust Operations Fund Group                                     7.27%
401 S. Tryon St., 3rd Fl
Charlotte,  NC 28202-1911

American  Retirement Class A                                           None

American Retirement Class B                                            None

American  Retirement  Class  C                                         None

American  Retirement  Class Y
Charles Schwab & Co. Inc.
Special Custody Account FBO Exclusive Benefit of Customers            21.21%
Reinvest Account, Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4122

First Union National Bank/EB/INT, Reinvest Account
Attn: Trust Operations Fund Group                                     18.70%
401 S. Tryon Street, 3rd Fl., CMG 1151
Charlotte, NC 28202-1911

Balanced Class A                                                       None

Balanced Class B                                                       None

Balanced Class C
MLPF&S for the sole benefit of its customers
Attn: Fund Administration                                             15.72%
4800 Deer Lake Dr. East 2nd Fl.
Jacksonville, FL 32246-6484

FUBS & Co. FEBO
FUNB NC FBO Goldstein S. Bldg./Supply Loan Account                    5.81%
Attn: Frank Pierce Loan Ofcs.
P.O. Box 3008, 6th Fl.
Raleigh, NC 27602-3008

Donaldson Lufkin Jenrette
Securities Corporation Inc.                                           5.16%
P.O. Box 2052
Jersey City, NJ 07303-2052

State Street Bank and Trust Company
Rollover IRA FBO Rita E. Resina                                       6.77%
291 Minneford
Bronx, NY 10464-1421

Balanced Class Y
First Union National Bank
Trust Accounts/ Attn: Ginny Batten                                    65.77%
11th Floor CMG - 1151
301 S. Tryon St.
Charlotte, NC 28202-1910

First Union National Bank
Trust Accounts Attn: Ginny Batten                                     30.89%
11th Floor CMG - 1151
301 S. Tryon St.
Charlotte, NC 28202-1910


                                      INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISORS

         Each Fund has its own investment advisor (the "Advisor"). Each Advisor is a direct or indirect subsidiary of First Union Corporation ("First Union"), a bank holding company headquartered at 301 South College Street, Charlotte, North Carolina 28288-0630. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the United States.

         Some of the Funds also have an investment subadvisor (the "Subadvisor"). Each Fund's Advisor and, if applicable, its Subadvisor, is discussed below, including a description of fees. For a summary of amounts paid by the Funds to their Advisor for the last three fiscal years see the section "Financial Information" below.

         Evergreen Asset Management Corp. ("Evergreen Asset"), 2500 Westchester Avenue, Purchase, New York 10577, is the Advisor to Foundation, Tax Strategic and American Retirement, each of which pays Evergreen Asset an annual percentage of its average daily net assets, as follows:

                                                  Agregate Net Asset Value of
              Management Fee                      the Shares of a Fund
         Foundation and Tax Strategic:
              0.875% of the first                    $750,000,000; and
              0.750% of the next                     $250,000,000; and
              0.700% of amounts over                 $1,000,000,000.

                                                   Aggregate Net Asset Value of
              Management Fee                       the Shares of a Fund
         American Retirement:
              0.75% of the first                     $750,000,000; and
              0.70% of amounts over                  $750,000,000.

         Keystone Investment Management Company ("Keystone"), 200 Berkeley Street, Boston, Massachusetts 02116, is the Advisor to Balanced.

         Balanced pays Keystone a fee for its services at the annual rate set forth below

                                     1.5% of Gross Dividend
                                     and Interest Income
Aggregate Net                        Plus Aggregate Net Asset Value
Management Fee                        of the Shares of the Fund
--------------                        ---------------------------
0.60% of the first                    $100,000,000; plus
0.55% of the next                     $100,000,000; plus
0.50% of the next                     $100,000,000; plus
0.45% of the next                     $100,000,000; plus
0.40% of the next                     $100,000,000; plus
0.35% of the next                     $500,000,000; plus
0.30% of amounts over                 $1,000,000,000.

              Keystone's fee is computed as of the close of business each business day and is payable monthly.


                                                       24202

Lieber & Company, 2500 Westchester Avenue, Purchase, New York 10577, is the Subadvisor to Foundation, Tax Strategic and American Retirement. Lieber &
Company is reimbursed by Evergreen Asset for the direct and indirect costs of providing subadvisory services to a Fund.

INVESTMENT ADVISORY AGREEMENTS

              On behalf of each of its Funds, the Trust has entered into an investment advisory agreement with each Advisor (the "Advisory Agreements"). Under each Advisory Agreement, and subject to the supervision of the Trust's Board of Trustees, the Advisor furnishes to the appropriate Fund investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets. The Advisor pays for all of the expenses incurred in connection with the provision of its services. Each Fund pays for all charges and expenses, other than those specifically referred to as being borne by the Advisor, including, but not limited to: (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees of the Trust (Trustees who are not interested persons of the Fund, as defined in the 1940
Act); (5) brokerage commissions, brokers' fees and expenses; (6) issue and transfer taxes; (7) costs and expenses under the Distribution Plan (as applicable); (8) taxes and trust fees payable to governmental agencies; (9) the cost of share certificates; (10) fees and expenses of the registration and qualification of such Fund and its shares with the SEC or under state or other securities laws; (11) expenses of preparing, printing and mailing prospectuses, SAIs, notices, reports and proxy materials to shareholders of such Fund; (12) expenses of shareholders' and Trustees' meetings; (13) charges and expenses of legal counsel for such Fund and for the Independent Trustees of the Trust on matters relating to such Fund; (14) charges and expenses of filing annual and other reports with the SEC and other authorities; and (15) all extraordinary charges and expenses of such Fund. (See also the section entitled "Financial Information.")

              Each Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of a Fund's outstanding shares. In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreements may be terminated, without penalty, on 60 days' written notice by the Trust's Board of Trustees or by a vote of a majority of outstanding shares. Each Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

Transactions Among Advisory Affiliates

              The Trust has adopted procedures pursuant to Rule 17a-7 under the 1940 Act ("Rule 17a-7 Procedures"). The Rule 17a-7 Procedures permit a Fund to buy or sell securities from another investment company for which a subsidiary of First Union is an investment advisor. The Rule 17a-7 Procedures also allow the Funds to buy or sell securities from other advisory clients for whom a subsidiary of First Union is an investment advisor. The Funds may engage in such transactions if they are equitable to each participant and consistent with each participant's investment objective.

DISTRIBUTOR

     Evergreen Distributor, Inc. (the "Distributor") markets the Funds through broker-dealers and other financial representatives. Its address is 125 W. 55th Street, New York, NY 10019.

DISTRIBUTION PLANS AND AGREEMENTS

              Distribution fees are accrued daily and paid monthly on Class A, Class B and Class C shares and are charged as class expenses, as accrued. The distribution fees attributable to the Class B and Class

                                                       24202

C shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of a front-end sales charge, while at the same time permitting the Distributor to compensate broker-dealers in connection with the sale of such shares. In this regard, the purpose and function of the combined contingent deferred sales charge and distribution services fee on the Class B shares are the same as those of the front-end sales charge and distribution fee with respect to the Class A shares in that in each case the sales charge and/or distribution fee provide for the financing of the distribution of a Fund's shares.

              Under the Rule 12b-1 Distribution Plans that have been adopted by each Fund with respect to each of its Class A, Class B and Class C shares (each a "Plan" and collectively, the "Plans"), the Treasurer of the Trust reports the amounts expended under the Plans for a Fund and the purposes for which such expenditures were made to the Trustees of the Trust for their review on a quarterly basis. Also, each Plan provides that the selection and nomination of the Independent Trustees are committed to the discretion of such Independent Trustees then in office.

              Each Advisor may from time to time from its own funds or such other resources as may be permitted by rules of the SEC make payments for distribution services to the Distributor; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

              Each Plan and Distribution Agreement will continue in effect for successive twelve-month periods provided, however, that such continuance is specifically approved at least annually by the Trustees of the Trust or by vote of the holders of a majority of the outstanding voting securities of that Class and, in either case, by a majority of the Independent Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreement related thereto.

              The Plans permit the payment of fees to brokers and others for distribution and shareholder related administrative services and to broker-dealers, depository institutions, financial intermediaries and administrators for administrative services as to Class A, Class B and Class C shares. The Plans are designed to (i) stimulate brokers to provide distribution and administrative support services to a Fund and holders of Class A, Class B and Class C shares, and (ii) stimulate administrators to render administrative support services to a Fund and holders of Class A, Class B and Class C shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to, providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding Class A, Class B and Class C shares; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as a Fund reasonably requests for its Class A, Class B and Class C shares.

              In the event that a Plan or Distribution Agreement is terminated or not continued with respect to one or more Classes of a Fund, (i) no distribution fees (other than current amounts accrued but not yet paid) would be owed by Fund to the Distributor with respect to that Class or Classes, and (ii) the Fund would not be obligated to pay the Distributor for any amounts expended under the Distribution Agreement not previously recovered by the Distributor from distribution services fees in respect of shares of such Class or Classes through deferred sales charges.

              All material amendments to any Plan or Distribution Agreement must be approved by a vote of the Trustees of the Trust or the holders of a Fund's outstanding voting securities, voting separately by class, and in either case, by a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval; and any Plan or Distribution Agreement may not be amended in order to increase materially the costs that a particular class of shares of a Fund may bear pursuant to a Plan or Distribution Agreement without the approval of a majority of the holders of the outstanding voting shares of the Class affected. Any Plan or Distribution Agreement may be terminated (i) by a Fund without penalty at

                                                       24202
any time by a majority vote of the holders of the outstanding voting securities of a Fund, voting separately by Class or by a majority vote of the Independent Trustees, or (ii) by the Distributor. To terminate any Distribution Agreement, any party must give the other parties 60 days' written notice; to terminate a Plan only, a Fund need give no notice to the Distributor. Any Distribution Agreement will terminate automatically in the event of its assignment.

For a summary of distribution fees paid by the Funds for the last three fiscal years see "Financial Information" below.

ADDITIONAL SERVICE PROVIDERS

Administrator
              Evergreen Investment Services, Inc. ("EIS"), 200 Berkeley Street, Boston, Massachusetts 02116-5034, serves as administrator to the Funds, subject to the supervision and control of the Trust's Board of Trustees. EIS provides each Fund with facilities, equipment and personnel and is entitled to receive a fee from the Fund at a rate based on the total assets of all mutual funds advised by First Union subsidiaries, and for which EIS serves as administrator, as follows:


                                       Total assets of
Administrator Fee                     First Union subsidiaries
Foundation, Tax Strategic and American Retirement:

0.060% of the first                   $7 billion
0.0425% of the next                   $3 billion
0.035% of the next                    $5 billion
0.025% of the next                    $10 billion
0.019% of the next                    $5 billion
0.014% of amounts over                $30 billion

Aggregate Net                         Total assets of
Administrator Fee                     First Union subsidiaries
Balanced:

0.050% of the first                   $7 billion
0.035% of the next                    $3 billion
0.030% of the next                    $5 billion
0.020% of the next                    $10 billion
0.015% of the next                    $5 billion
0.010% of amounts over                $30 billion

Transfer Agent

              Evergreen Service Company ("ESC"), a subsidiary of First Union, is the Funds' transfer agent. The transfer agent issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts. ESC's address is 200 Berkeley Street, Boston, Massachusetts 02116-5034.

Independent Auditors

              KPMG Peat Marwick LLP, is the Funds' independent auditor. The independent auditor audits the Funds' annual financial statements. The address of KPMG Peat Marwick LLP is 99 High Street, Boston, Massachusetts 02110.

                                                       24202

Custodian

     State Street Bank and Trust Company is the Funds' custodian. The custodian keeps custody of each Fund's securities and cash and performs other related duties. State Street Bank and Trust Company's address is P.O. Box 9021, Boston, Massachusetts 02205-9827.

Legal Counsel

     Sullivan & Worcester LLP provides legal advice to the Funds. Its address is 1025 Connecticut Avenue, N.W., Washington, D.C. 20036.

                                                     BROKERAGE

              The Board of Trustees periodically reviews each Fund's brokerage policy. Due to future regulatory developments affecting the securities exchanges and brokerage practices, the Board of Trustees may modify or eliminate any of the following policies.

BROKERAGE COMMISSIONS

              Generally, a Fund expects to purchase and sell its equity securities through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down.

              A Fund expects to purchase and sell its fixed income securities through principal transactions directly from the issuer or an underwriter or market maker for the securities. Generally, a Fund will not pay brokerage commissions for such purchases. When a Fund buys a security from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark-up or reflect a dealer's mark-down. When a Fund executes transactions in the over-the-counter market, it will deal with primary market makers unless more favorable prices are otherwise obtainable.

SELECTION OF BROKERS

              When buying and selling portfolio securities, each Advisor seeks brokers who can provide the most benefit to a Fund or Funds for which a trade is being made. When selecting a broker, an Advisor will primarily look for the best price at the lowest commission, but in the context of the broker's:

              1.  ability to provide the best net financial result to a Fund;
              2.  efficiency in handling trades;
              3.  ability to trade large blocks of securities;
              4.  readiness to handle difficult trades;
              5.  financial strength and stability; and
              6.  provision of "research  services,"  defined as (a) reports and
                  analyses  concerning  issuers,   industries,   securities  and
                  economic factors, and (b) other information useful in making investment decisions.

              A Fund's management weighs these considerations in determining the overall reasonableness of the brokerage commission paid.

              Research services provided by a broker to an Advisor do not replace, but supplement, the services an Advisor is required to deliver to a Fund under the Advisory Agreement. It is impracticable for an Advisor to allocate the cost, value and specific application of such research services among its clients

                                                       24202
because research services intended for one client may indirectly benefit another. Under its Investment Advisory Agreement, Keystone is permitted to pay higher brokerage commissions for brokerage and research services in accordance with Section 28(e) of the 1934 Act. In the event Keystone follows such a practice, it will do so on a basis that is fair and equitable to Balanced.

              The Trust's Board of Trustees has determined that the Funds may consider sales of Fund shares as a factor in the selection of brokers to execute portfolio transactions, subject to the requirements of best execution described above.

              Lieber & Company ("Lieber"), an affiliate of Evergreen Asset and a member of the New York and American Stock Exchanges, will to the extent practicable effect substantially all of the portfolio transactions for Foundation, Tax Strategic and American Retirement effected on those exchanges.

              Under Section 11(a) of the Securities Exchange Act of 1934 (the "1934 Act"), as amended, and the rules adopted thereunder by the SEC, Lieber may be compensated for effecting transactions in the rules are met. Each Fund advised by Evergreen Asset has entered into an agreement with Lieber authorizing Lieber to retain compensation fro brokerage services. In accordance with such agreement, it is contemplated that Lieber, a member of the New York and American Stock Exchanges, will, to the extent practicable, provide brokerage services to Foundation, Tax Strategic and American Retirement with respect to substantially all securities transactions effected on the New York and American Stock Exchanges. In such transactions, the Advisor will seek the best execution at the most favorable price while paying a commission rate no higher than that offered to other clients of Lieber or that comparable execution capability in a similar transaction. However, no Fund will engage in transactions in which Lieber would be a principal. While no Fund advised by Evergreen Asset contemplates any ongoing arrangements with other brokerage firms, brokerage business may be given from time to time to the firms. In addition, the Trustees have adopted procedures pursuant to Rule 17e-1 under the 1940 Act to ensure that all brokerage transactions with Lieber, as an affiliated broker-dealer, are fair and reasonable.

SIMULTANEOUS TRANSACTIONS

              An Advisor makes investment decisions for a Fund independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for an Advisor to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. Each Advisor strives for an equitable result in such transactions by using an allocation formula. The high volume involved in some simultaneous transactions can result in greater value to the Funds, but the ideal price or trading volume may not always be achieved for an individual Fund. In order to take advantage of the availablility of lower purchase prices, the Funds may occasionally participate in group bidding for the direct purchase from an issuer of certain securities.

              For a summary of brokerage commission paid by the Funds for the last three fiscal years see "Financial Information" below.

                                                TRUST ORGANIZATION

FORM OF ORGANIZATION

              Each Fund is a series of an open-end management investment company, known as Evergreen Equity Trust. The Trust was formed as a Delaware business trust under an Agreement and Declaration of Trust dated September 18, 1997 (the "Declaration of Trust"). A copy of the Declaration of Trust is on file at the SEC as an exhibit to the Trust's Registration Statement, of which this SAI is a part. This summary is qualified in its entirety by reference to the Declaration of Trust.


                                                       24202

DESCRIPTION OF SHARES

              The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. Each share of each Fund represents an equal proportionate interest with each other share of that series and/or class. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series and/or class. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable.

VOTING RIGHTS

              Under the terms of the Declaration of Trust, the Trust is not required to hold annual shareholder meetings. At meetings called for the initial election of Trustees or to consider other matters, each share is entitled to one vote for each dollar of net asset value applicable to such share. Shares generally vote together as one class on all matters. Classes of shares of each Fund have equal voting rights. No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of a majority of the votes applicable to the shares of that class. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining shares voting will not be able to elect any Trustees.

              After the initial meeting as described above, no further shareholder meetings for the purpose of electing Trustees will be held, unless required by law, unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees.

LIMITATION OF TRUSTEES' LIABILITY

              The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.

                                    PURCHASE, REDEMPTION AND PRICING OF SHARES

HOW THE FUNDS OFFER SHARES TO THE PUBLIC

              You may buy shares of a Fund through the Distributor, broker-dealers that have entered into special agreements with the Distributor or certain other financial institutions. Each Fund offers four classes of shares that differ primarily with respect to sales charges and distribution fees. Depending upon the class of shares, you will pay an initial sales charge when you buy a Fund's shares, a contingent deferred sales charge (a "CDSC") when you redeem a Fund's shares or no sales charges at all.

Class A Shares

              With certain exceptions, when you purchase Class A shares you will pay a maximum sales charge equal to 4.75% of the offering price. (The prospectuses contain a complete table of applicable sales charges and a discussion of sales charge reductions or waivers that may apply to purchases. See also the section in this SAI entitled "Financial Information" for an example of the method of computing the offering price of Class A shares.) If you purchase Class A shares in the amount of $1 million or more, without an initial sales charge, the Funds will charge a CDSC of 1.00% if you redeem during the month of your purchase and the 12-month period following the month of your purchase. See "Contingent Deferred Sales Charge" below.

                                                       24202

Class B Shares

              The Funds offer Class B shares at net asset value without an initial sales charge. With certain exceptions, however, the Funds will charge a CDSC on shares you redeem within 72 months after the month of your purchase, in accordance with the following schedule:


REDEMPTION TIMING                                                                   CDSC RATE
Month of purchase and the first twelve-month
  period following the month of purchase                                            5.00%
Second twelve-month period following the month of purchase                          4.00%
Third twelve-month period following the month of purchase                           3.00%
Fourth twelve-month period following the month of purchase                          3.00%
Fifth twelve-month period following the month of purchase                           2.00%
Sixth twelve-month period following the month of purchase                           1.00%
Thereafter                                                                          0.00%

         Class B shares that have been outstanding for seven years after the month of purchase will automatically convert to Class A shares without imposition of a front-end sales charge or exchange fee. (Conversion of Class B shares represented by stock certificates will require the return of the stock certificate to ESC.)

Class C Shares

         Class C shares are available only through broker-dealers who have entered into special distribution agreements with the Distributor. The Funds offer Class C shares at net asset value without an initial sales charge. With certain exceptions, however, the Funds will charge a CDSC of 1.00% on shares you redeem within 12 months after the month of your purchase. See "Contingent Deferred Sales Charge" below.

Class Y Shares

         No CDSC is imposed on the redemption of Class Y shares. Class Y shares are not offered to the general public and are available only to (1) persons who at or prior to December 31, 1994 owned shares in a mutual fund advised by Evergreen Asset, (2) certain institutional investors and (3) investment advisory clients of First Union national Bank ("FUNB"), Evergreen Asset, Keystone, or their affiliates. Class Y shares are offered at net asset value without a front-end or back-end sales charge and do not bear any Rule 12b-1 distribution expenses.

CONTINGENT DEFERRED SALES CHARGE

         A Funds charges a CDSC as reimbursement for certain expenses, such as commissions or shareholder servicing fees, that it has incurred in connection with the sale of its shares (see "Distribution Plans and Agreements," above). If imposed, a Fund deducts the CDSC from the redemption proceeds you would otherwise receive. The CDSC is a percentage of the lesser of (1) the net asset value of the shares at the time of redemption or (2) the shareholder's original net cost for such shares. Upon request for redemption, to keep the CDSC a shareholder must pay as low as possible, a Fund will first seek to redeem shares not subject to the CDSC and/or shares held the longest, in that order. The CDSC on any redemption is, to the extent permitted by the National Association of Securities Dealers, Inc., paid to the Distributor or its predecessor.



                                                       24202

SALES CHARGE WAIVERS OR REDUCTIONS

Reducing Class A Front-end Loads

         With a larger purchase, there are several ways that you can combine multiple purchases of Class A shares in the Evergreen funds and take advantage of lower sales charges.

Combined Purchases

         You can reduce your sales charge by combining purchases of Class A shares of multiple Evergreen funds. For example, if you invested $75,000 in each of two different Evergreen funds, you would pay a sales charge based on a $150,000 purchase (i.e., 3.75% of the offering price, rather than 4.75%).

Rights of Accumulation

         You can reduce your sales charge by adding the value of Class A shares of Evergreen funds you already own to the amount of your next Class A investment. For example, if you hold Class A shares valued at $99,999 and purchase an additional $5,000, the sales charge for the $5,000 purchase would be at the next lower sales charge of 3.75%, rather than 4.75%.

Letter of Intent

         You can, by completing the "Letter of Intent" section of the application, purchase Class A shares over a 13-month period and receive the same sales charge as if you had invested all the money at once. All purchases of Class A shares of an Evergreen fund during the period will qualify as Letter of Intent purchases.

Waiver of Initial Sales Charges

         The Funds may sell their shares at net asset value without an initial sales charge to:

         1.    purchasers of shares in the amount of $1 million or more;

         2. a corporate or certain other qualified retirement plan or a non-qualified deferred compensation plan or a Title 1 tax sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees (a "Qualifying Plan") or a TSA plan sponsored by a public educational entity having 5,000 or more eligible employees (an "Educational TSA Plan");

         3. institutional investors, which may include bank trust departments and registered investment advisers;

         4. investment advisers, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee;

         5. clients of investment advisers or financial planners who place trades for their own accounts if the accounts are linked to a master account of such investment advisers or financial planners on the books of the broker-dealer through whom shares are purchased;

         6. institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with a Fund by the broker-dealer;

                                                       24202

         7. employees of FUNB, its affiliates, the Distributor, any broker-dealer with whom the Distributor, has entered into an agreement to sell shares of the Funds, and members of the immediate families of such employees;

         8. certain Directors, Trustees, officers and employees of the Evergreen funds, the Distributor or their affiliates and the immediate families of such persons; or

         9. a bank or trust company in a single account in the name of such bank or trust company as trustee if the initial investment in or any Evergreen fund made pursuant to this waiver is at least $500,000 and any commission paid at the time of such purchase is not more than 1% of the amount invested.

         With respect to items 8 and 9 above, each Fund will only sell shares to these parties upon the purchasers' written assurance that the purchase is for their personal investment purposes only. Such purchasers may not resell the securities except through redemption by a Fund. The Funds will not charge any CDSC on redemptions by such purchasers.

Waiver of CDSC

         The Funds do not impose a CDSC when the shares you are redeeming represent:

         1.    an increase in the share value above the net cost of such shares;

         2. certain shares for which a Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions;

         3. shares that are in the accounts of a shareholder who has died or become disabled;

         4. a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA");

         5. an automatic withdrawal from the ERISA plan of a shareholder who is a least 59 1/2 years old;

         6. shares in an account that a Fund has closed because the account has an aggregate net asset value of less than $1,000;

         7. an automatic withdrawal under a Systematic Withdrawal Plan of up to 1.0% per month of your initial account balance;

         8. a withdrawal consisting of loan proceeds to a retirement plan participant;

         9.  a  financial   hardship   withdrawal  made  by  a  retirement  plan
participant;

         10. a withdrawal consisting of returns of excess contributions or excess deferral amounts made to a retirement plan; or

         11. a redemption by an individual participant in a Qualifying Plan that purchased Class C shares (this waiver is not available in the event a Qualifying Plan, as a whole, redeems substantially all of its assets).



                                                       24202

EXCHANGES

         Investors may exchange shares of a Fund for shares of the same class of any other Evergreen fund, as described under the section entitled "Exchanges" in the prospectuses. Before you make an exchange, you should read the prospectus of the Evergreen fund into which you want to exchange. The Trust's Board of Trustees reserves the right to discontinue, alter or limit the exchange privilege at any time.

CALCULATION OF NET ASSET VALUE PER SHARE ("NAV")

         Each Fund computes its NAV once daily on Monday through Friday, as described in the prospectuses. A Fund will not compute its NAV on the day the following legal holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         The NAV of each class of shares of a Fund is calculated by dividing the value of a Fund's net assets attributable to that class by the number of all shares issued for that class.

VALUATION OF PORTFOLIO SECURITIES

         Current values for a Fund's portfolio securities are determined as follows:

         (1) An independent pricing service values each Fund's municipal bonds at fair value using a variety of factors which may include yield, liquidity, interest rate risk, credit quality, coupon, maturity and type of issue.

         (2) Short-term investments with remaining maturities of sixty days or less are carried at amortized cost, which approximates market value.

               (3) Securities for which valuations are not available from an independent pricing service, including restricted securities, are valued at fair value according to procedures established by the Trust's Board of Trustees.

SHAREHOLDER SERVICES

         As described in the prospectuses, a shareholder may elect to receive his or her dividends and capital gains distributions in cash instead of shares. However, ESC will automatically convert a shareholder's distribution option so that the shareholder reinvests all dividends and distributions in additional shares when it learns that the postal or other delivery service is unable to deliver checks or transaction confirmations to the shareholder's address of record. The Funds will hold the returned distribution or redemption proceeds in a non interest-bearing account in the shareholder's name until the shareholder updates his or her address. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

                                               PRINCIPAL UNDERWRITER

         The Distributor is the principal underwriter for the Trust and with respect to each class of each Fund. The Trust has entered into a Principal Underwriting Agreement ("Underwriting Agreement") with the Distributor with respect to each class of each Fund. The Distributor is a subsidiary of The BISYS Group, Inc.

         The Distributor, as agent, has agreed to use its best efforts to find purchasers for the shares. The Distributor may retain and employ representatives to promote distribution of the shares and may obtain

                                                       24202
orders from broker-dealers, and others, acting as principals, for sales of shares to them. The Underwriting Agreement provides that the Distributor will bear the expense of preparing, printing, and distributing advertising and sales literature and prospectuses used by it.

         All subscriptions and sales of shares by the Distributor are at the public ofering price of the shares, which is determined in accordance with the provisions of the Trust's Declaration of Trust, By-Laws, current prospectuses and SAI. All orders are subject to acceptance by the Trust and the Trust reserves the right, in its sole discretion, to reject any order received. Under the Underwriting Agreement, the Trust is not liable to anyone for failure to accept any order.

         The Distributor has agreed that it will, in all respects, duly comply with all state and federal laws applicable to the sale of the shares. The Distributor has also agreed that it will indemnify and hold harmless the Trust and each person who has been, is, or may be a Trustee or officer of the Trust against expenses reasonably incurred by any of them in connection with any claim, action, suit, or proceeding to which any of them may be a party that arises out of or is alleged to arise out of any misrepresentation or omission to state a material fact on the part of the Distributor or any other person for whose acts the Distributor is responsible or is alleged to be responsible, unless such misrepresentation or omission was made in reliance upon written information furnished by the Trust.

         The Underwriting Agreement provides that it will remain in effect as long as its terms and continuance are approved annually (i) by a vote of a majority of the Trust's Independent Trustees, and (ii) by vote of a majority of the Trust's Trustees, in each case, cast in person at a meeting called for that purpose.

         The Underwriting Agreement may be terminated, without penalty, on 60 days' written notice by the Board of Trustees or by a vote of a majority of outstanding shares subject to such agreement. The Underwriting Agreement will terminate automatically upon its "assignment," as that term is defined in the 1940 Act.

         From time to time, if, in the Distributor's judgment, it could benefit the sales of shares, the Distributor may provide to selected broker-dealers promotional materials and selling aids, including, but not limited to, personal computers, related software, and data files.

                         ADDITIONAL TAX INFORMATION

REQUIREMENTS FOR QUALIFICATION AS A REGULATED INVESTMENT
COMPANY

         Each Fund has qualified and intends to continue to qualify for and elect the tax treatment applicable to a regulated investment company (a "RIC") under the Code. (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.) In order to qualify as a RIC, a Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities; and (ii) diversify its holdings so that, at the end of each quarter of its taxable year, (a) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. government securities and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies). By so qualifying, a Fund is not subject to federal income tax if it timely distributes its investment company taxable income and any net realized capital gains. A 4% nondeductible

                                                       24202
excise  tax will be  imposed  on a Fund to the  extent it does not meet  certain
distribution   requirements  by  the  end  of  each  calendar  year.  Each  Fund anticipates meeting such distribution requirements.

TAXES ON DISTRIBUTIONS

         Distributions will be taxable to shareholders whether made in additional shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of a Fund on the reinvestment date.

         To calculate ordinary income for federal income tax purposes, shareholders must generally include dividends paid by a Fund from its investment company taxable income (net taxable investment income plus net realized short-term capital gains, if any). A Fund will include dividends it receives from domestic corporations when it calculates its gross investment income. A Fund anticipates that all or a portion of the ordinary dividends which it pays will qualify for the 70% dividends-received deduction for corporations. A Fund will inform shareholders of the amounts that so qualify.

         From time to time, a Fund will distribute the excess of its net long-term capital gains over its short-term capital losses to shareholders (i.e., capital gain dividends). For federal tax purposes, shareholders must include such capital gain dividends when calculating their net long-term capital gains. Capital gain dividends are taxable as net long-term capital gains to a shareholder, no matter how long the shareholder has held the shares. Each Fund will inform its shareholders of the portion, if any, of a long-term capital gain distribution which is subject to tax at the maximum 28% rate and the portion, if any, of a long term capital gain distribution which is subject to tax at the maximum 20% rate. Distributions of long-term capital gains are taxable as such to a shareholder, no matter how long the shareholder has held the shares.

         Distributions by a Fund reduce its NAV. A distribution that reduces a Fund's NAV below a shareholder's cost basis is taxable as described above, although from an investment standpoint, it is a return of capital. In particular, if a shareholder buys Fund shares just before a Fund makes a distribution, when the Fund makes the distribution the shareholder will receive what is in effect a return of capital. Nevertheless, the shareholder may incur taxes on the distribution. Therefore, shareholders should carefully consider the tax consequences of buying Fund shares just before a distribution.

         All distributions, whether received in additional shares or cash, must be reported by each shareholder on his or her federal income tax return. Each shareholder should consult his or her tax advisor to determine the state and local tax implications of Fund distributions.

         If more than 50% of the value of a Fund's total assets at the end of a fiscal year is represented by securities of foreign corporations and the Fund elects to make foreign tax credits available to its shareholders, a shareholder will be required to include in his gross income both cash dividends and the amount the Fund advises him is his pro rata portion of income taxes withheld by foreign governments from interest and dividends paid on the Fund's investments. The shareholder may be entitled, however, to take the amount of such foreign taxes withheld as a credit against his U.S. income tax, or to treat the foreign tax withheld as an itemized deduction from his gross income, if that should be to his advantage. In substance, this policy enables the shareholder to benefit from the same foreign tax credit or deduction that he would have received if he had been the individual owner of foreign securities and had paid foreign income tax on the income therefrom. As in the case of individuals receiving income directly from foreign sources, the credit or deduction is subject to a number of limitations.

TAXES ON THE SALE OR EXCHANGE OF FUND SHARES

         Upon a sale or exchange of Fund shares, a shareholder will realize a taxable gain or loss

                                                       24202
depending on his or her basis in the shares. A shareholder must treat such gains or losses as a capital gain or loss if the shareholder held the shares as capital assets. Capital gain on assets held for more than eighteen months is generally subject to a maximum federal income tax rate of 20% for an individual. The maximum capital gains tax rate for capital assets held by an individual for more than twelve months but not more than eighteen months is generally 28%. Generally, the Code will not allow a shareholder to realize a loss on shares he or she has sold or exchanged and replaced within a sixty-one-day period beginning thirty days before and ending thirty days after he or she sold or exchanged the shares. The Code will treat a shareholder's loss on shares held for six months or less as a long-term capital loss to the extent the shareholder received capital gain dividends on such shares.

         Shareholders who fail to furnish their taxpayer identification numbers to a Fund and to certify as to its correctness and certain other shareholders may be subject to a 31% federal income tax backup withholding requirement on dividends, distributions of capital gains and redemption proceeds paid to them by a Fund. If the withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld. Investors may wish to consult their own tax advisors about the applicability of the backup withholding provisions.

OTHER TAX CONSIDERATIONS

     The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons). Shareholders are encouraged to consult their own tax advisors regarding specific questions relating to federal, state and local tax consequences of investing in shares of a Fund. Each shareholder who is not a U.S. person should consult his or her tax advisor regarding the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under a tax treaty) on amounts treated as income from U.S. sources under the Code.

SPECIAL TAX CONSIDERATIONS FOR TAX STRATEGIC

         With respect to Tax Strategic, to the extent that the Fund distributes exempt-interest dividends to a shareholder, interest on indebtedness incurred or continued by such shareholder to purchase or carry shares of the Fund is not deductible. Furthermore, entities or persons who are "substantial users" (or related persons) of facilities financed by "private activity" bonds (some of which were formerly referred to as "industrial development" bonds) should consult their tax advisors before purchasing shares of Tax Strategic. "Substantial user" is defined generally as including a "non-exempt person" who regularly uses in its trade or business a part of a facility financed from the proceeds of industrial development bonds.

         The percentage of the total dividends paid by Tax Strategic with respect to any taxable year that qualifies as exempt-interest dividends will be the same for all shareholders of Tax Strategic receiving dividends with respect to such year. If a shareholder receives an exempt-interest dividend with respect to any share and such share has been held for six months or less, any loss on the sale or exchange of such shares will be disallowed to the extent of the exempt-interest dividend amount.

                                               FINANCIAL INFORMATION

EXPENSES

         The table below shows the total dollar amounts paid by each Fund for services rendered during the fiscal periods specified. For more information on specific expenses, see "Investment Advisory and Other Services," "Distribution Plans and Agreements" and "Purchase, Redemption and Pricing of Shares."

                                                       24202




                                               Class A           Class B           Class C
                                Advisory    Distribution  Distribution  Distribution  Class B       Class C
                                Fees        Fees          Fees          Fees          Service Fees  Service Fees
==============================  =========== ============= ============= ============= ============= ============
1998 Fund Expenses
                                            ============= ============= ============= ============= ============
Foundation                      $16,156,433 $695,844      $6,237,105    $274,265      $2,079,035    $91,422
Tax Strategic                   $1,451,786  $94,260       $734,118      $95,227       $244,706      $31,743
American Retirement             $1,350,506  $54,682       $870,882      $15,708       $290,294      $5,236
Balanced(d)                     $5,534,574  $611,968      $4,710,580    $907          $2,330,725    $303
1997 Fund Expenses

Expenses
------------------------------  ---------------------------------------------------------------------------
Foundation(a)                   $3,246,270  $135,502      $1,113,659    $51,839       $371,220      $17,280
Tax Strategic(a)                $143,945    $8,004        $62,195       $8,824        $20,732       $2,941
American Retirement(a)          $255,438    $7,950        $124,370      $2,995        $41,475       $998
Balanced                        $1,170,691  $26,750       $205,485      $710          $68,495       $237
1996 Fund Expenses
------------------------------  --------------

Foundation                      $11,140,780 $414,289      $3,487,899    $152,488      $1,162,633    $50,829
Tax Strategic                   $354,958(b) $16,426       $131,282      $16,493       $43,761       $5,498
------------------------------
American Retirement             $549,949(c) $14,426       $199,829      $5,713        $66,610       $1,904
------------------------------
Balanced                        $4,765,912  $107,023      $810,803      $1,883        $270,267      $628


(a) Foundation, Tax Strategic and American Retirement changed their fiscal year end from December 31 to March 31, effective March 31, 1997. The expenses at March 31, 1997 reflect a 3 month period.
(b) Of that amount $90,551 was waived by the Advisor. (c) Of that amount, $24,841 was waived by the Advisor.
(d) Balanced changed its fiscal year end from June 30 to March 31, effective March 31, 1998. The expenses at March 31, 1998 reflect a nine month period.

BROKERAGE COMMISSIONS PAID

         The table below shows (1) total amounts paid by each Fund in brokerage commissions and (2) brokerage commissions paid by each Fund to Lieber & Company, an affiliate of FUNB, during each of the fiscal periods specified.

COMPUTATION OF CLASS A OFFERING PRICE

         Class A shares are sold at the NAV plus a sales charge. Below is an example of the method of computing the offering price of Class A shares of each Fund. The example assumes a purchase aggregating less than $50,000 subject to the schedule of sales charges set forth in the Class A prospectus at a price based upon the NAV of each Fund's Class A shares as of March 31, 1998.


                                                       24202

                         Per Share                  Offering Price
Fund:                 Net Asset Value Sales Charge   Per Share
Foundation                 $20.44         $1.02        $21.46
Tax Strategic              $16.36         $0.82        $17.18
American Retirement        $16.70         $0.83        $17.53
Balanced                   $12.87         $0.64        $13.51

PERFORMANCE

Total Return

         Total return quotations for a class of shares of a Fund as they may appear from time to time in advertisements are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. All dividends and distributions are added to the initial investment, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of each period.

         The average annual total returns for each class of shares of the Funds (including applicable sales charges) as of March 31, 1998 are as follows:


                                                                             Ten Years
                                                                             or Since           Inception
Fund/Class                            One Year           Five Years          Inception             Date
Foundation
Class A                                27.52%                --               20.64%            01/03/95
Class B                                27.81%                --               20.92%            01/03/95
Class C                                31.81%                --               21.47%            01/03/95
Class Y                                34.12%              15.72%             17.83%            01/02/90
Tax Strategic
Class A                                18.49%                --               18.50%            01/17/95
Class B                                18.44%                --               19.15%            01/06/95
Class C                                22.49%                --               19.40%            03/03/95
Class Y                                24.73%                --               16.86%            11/02/93
American Retirement
Class A                                21.94%                --               18.07%            01/03/95
Class B                                22.06%                --               18.32%            01/03/95
Class C                                26.08%                --               18.97%            01/03/95
Class Y                                28.34%              13.59%             12.25%            03/14/88
Balanced
Class A                                  --                  --                2.28%            01/20/98
Class B                                21.77%              13.24%             12.29%            09/11/35
Class C                                  --                  --                5.58%            01/22/98
Class Y                                  --                  --                7.79%            01/26/98

YIELD CALCULATIONS

         From time to time, a Fund may quote its yield in advertisements or in reports or other communications to shareholders. Yield quotations are expressed in annualized terms and may be quoted on a compounded basis. Yields are computed by dividing a Fund's interest income (as defined in the SEC

                                                       24202
yield formula) for a given 30-day or one month period, net of expenses, by the average number of shares entitled to receive distributions during the period, dividing this figure by the Fund's net asset value per share at the end of the period and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. The formula for calculating yield is as follows:

                                            YIELD = 2[(a-b/cd + 1)6-1]

Where a = Dividends and interest earned during the period b = Expenses accrued for the period (net of reimbursements) c = The average daily number of shares outstanding during the period that were entitled to receive dividends d = The maximum offering price per share on the last day of the period

         Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all stock and bond funds. Gains and losses generally are excluded from the calculation. Income calculated for purposes of determining a Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yields quoted for a Fund may differ from the rates of distributions the Fund paid over the same period, or the net investment income reported in the Fund's financial statements.

         Yield information is useful in reviewing a Fund's performance, but because yields fluctuate, such information cannot necessarily be used to compare an investment in the Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that yield is a function of the kind and quality of the instruments in a Fund's investment portfolios, portfolio maturity, operating expenses and market conditions.

         It should be recognized that in periods of declining interest rates the yields will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the yields will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a Fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the Fund's investments, thereby reducing the current yield of the Fund. In periods of rising interest rates, the opposite can be expected to occur.

         The yield of Foundation, Tax Strategic, American Retirement and Balanced for the thirty-day period ended March 31, 1998 for each class of shares offered by the Funds is set forth in the table below:


                          Yield      Tax-Equivalent Yield                                  Yield           Tax-Equivalent Yield
                                                                   AMERICAN
FOUNDATION                                                        RETIREMENT
  Class A                 1.83%               N/A                   Class A                3.30%                   N/A
  Class B                 1.18%               N/A                   Class B                2.72%                   N/A
  Class C                 1.18%               N/A                   Class C                2.72%                   N/A
  Class Y                 2.17%               N/A                   Class Y                3.71%                   N/A


TAX                                                               BALANCED
STRATEGIC
  Class A                 1.95%                %                    Class A                2.76%                   N/A
  Class B                 1.31%                %                    Class B                2.16%                   N/A
  Class C                 1.31%                %                    Class C                2.16%                   N/A
  Class Y                 2.30%                %                    Class Y                3.15%                   N/A


Non-Standardized Performance


                                                       24202

         In addition to the performance information described above, a Fund may provide total return information for designated periods, such as for the most recent six months or most recent twelve months. This total return information is computed as described under "Total Return" above except that no annualization is made.

General

         From time to time, a Fund may quote its performance in advertising and other types of literature as compared to the performance of the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, Russell 2000 Index, or any other commonly quoted index of common stock prices. The Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average and the Russell 2000 Index are unmanaged indices of selected common stock prices. A Fund's performance may also be compared to those of other mutual funds having similar objectives. This comparative performance would be expressed as a ranking prepared by Lipper Analytical Services, Inc. or similar independent services monitoring mutual fund performance. A Fund's performance will be calculated by assuming, to the extent applicable, reinvestment of all capital gains distributions and income dividends paid. Any such comparisons may be useful to investors who wish to compare a Fund's past performance with that of its competitors. Of course, past performance cannot be a guarantee of future results.

Financial Statements

         The audited financial statements and the reports thereon are hereby incorporated by reference to each Fund's Annual Report, a copy of which may be obtained without charge from ESC by calling toll-free 1-800-633-2700 or by writing to ESC at P.O. Box 2121, Boston, Massachusetts 02106-2121.

                                              ADDITIONAL INFORMATION

         Except as otherwise stated in its prospectuses or required by law, a Fund reserves the right to change the terms of the offer stated in its prospectuses without shareholder approval, including the right to impose or change fees for services provided.

         No  dealer,  salesman  or  other  person  is  authorized  to  give  any information or to make any representation not contained in a Fund's prospectuses, SAI or in supplemental sales literature issued by such Fund or the Distributor, and no person is entitled to rely on any information or representation not contained therein.

         Each Fund's prospectuses and SAI omit certain information contained in the Trust's Registration Statement, which you may obtain for a fee from the SEC in Washington, D.C.



                                                       24202

                                                    APPENDIX A

S&P AND MOODY'S BOND RATINGS

S&P Bond Ratings

         An S&P bond rating is a current assessment of the creditworthiness of an obligor, including obligors outside the U.S., with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers or lessees. Ratings of foreign obligors do not take into account currency exchange and related uncertainties. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable.

         The  ratings  are  based,   in  varying   degrees,   on  the  following
considerations:

         a. Likelihood of default and capacity and willingness of the obligor to make the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

         b.  Nature of and provisions of the obligation; and

         c. Protection afforded by and relative position of the obligation in the event of bankruptcy reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         PLUS (+) OR MINUS (-): To provide more detailed indications of credit quality, ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         A provisional rating is sometimes used by S&P. It assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion.

         S&P bond ratings are as follows:

         a. AAA - Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         b. AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

         3. A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         4. BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         5. BB, B, CCC, CC and C - Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are

                                                       24202
outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody's Bond Ratings

Moody's ratings are as follows:

         1. Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         2. Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

         3. A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         4. Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         5. Ba - Bonds which are rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         6. B - Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         7. Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         8. Ca - Bonds which are rated Ca represent obligations which are speculative to a high degree. Such issues are often in default or have other market shortcomings.

         9. C - Bonds which are rated as C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through Baa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.



                                                       24202

MONEY MARKET INSTRUMENTS

         Money market securities are instruments with remaining maturities of one year or less such as bank certificates of deposit, bankers' acceptances, commercial paper (including variable rate master demand notes), and obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, some of which may be subject to repurchase agreements.

Commercial Paper

         Commercial paper will consist of issues rated at the time of purchase A-1 by S&P or Prime-1 by Moody's or F-1 by Fitch IBCA Inc. ("Fitch"). If not rated, commercial paper will be issued by companies which have an outstanding debt issue rated at the time of purchase Aaa, Aa or A by Moody's or AAA, AA or A by S&P or Fitch, or will be determined by a Fund's investment advisor to be of comparable quality.

A.       S&P Ratings

         An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. The top category is as follows:

         1. A: Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

         2. A-1: This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

B.       Moody's Ratings

         The term "commercial paper" as used by Moody's means promissory obligations not having an original maturity in excess of nine months. Moody's commercial paper ratings are opinions as to the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designation, judged to be investment grade, to indicate the relative repayment capacity of rated issuers.

         1. The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are deemed to have a superior capacity for repayment of short term promissory obligations. Repayment capacity of Prime-1 issuers is normally evidenced by the following characteristics:

         a)   leading market positions in well-established industries;

         b)   high rates of return on funds employed;

         c) conservative capitalization structures with moderate reliance on debt and ample asset protection;

         d) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and

         e) well established access to a range of financial markets and assured sources of alternate liquidity.


                                                       24202

         In assigning ratings to issuers whose commercial paper obligations are supported by the credit of another entity or entities, Moody's evaluates the financial strength of the affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment.

C.       Fitch Ratings

         Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

         The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

     F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

         F-2: Good Credit Quality. Issues assigned to this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" and "F-1" ratings.

         F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

         F-5: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

     D: Default. Issues assigned to this rating are in actual or imminent payment default.

     LOC: The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

                                                       24202

                             EVERGREEN EQUITY TRUST

                                     PART C

                                OTHER INFORMATION


Item 24.       Financial Statements and Exhibits

Item 24(a).    Financial Statements

     The financial statements listed below are included in Part A of this Amendment to the Registration Statement:

     Financial Highlights for:

EVERGREEN FOUNDATION FUND - Class A     For the nine-month period ended March 31, 1998; for the three-month period ended March 31,
                                        1997; and for the fiscal year ended December 31, 1996 and for the period January 3, 1995
                                        (Commencement of Operations) through December 31, 1995.

EVERGREEN FOUNDATION FUND - Class B     For the nine-month period ended March 31, 1998; for the three-month period ended March 31,
                                        1997; and for the fiscal year ended December 31, 1996 and for the period January 3, 1995
                                        (Commencement of Operations) through December 31, 1995.

EVERGREEN FOUNDATION FUND - Class C     For the nine-month period ended March 31, 1998; for the three-month period ended March 31,
                                        1997; and for the fiscal year ended December 31, 1996 and for the period January 3, 1995
                                        (Commencement of Operations) through December 31, 1995.

EVERGREEN FOUNDATION FUND - Class Y     For the nine-month period ended March 31, 1998; for the three-month period ended March 31,
                                        1997; and for the six fiscal years ended December 31, 1996 and for the period from January
                                        2, 1990 (Commencement of Operations) through December 31, 1990.

EVERGREEN TAX-STRATEGIC FOUNDATION     For the nine-month period ended March 31, 1998; for the three-month period ended March 31,
FUND - Class A                         1997; for the fiscal year ended December 31, 1996 and for the period January 17, 1995
                                       (Commencement of Operations) through December 31, 1995.

EVERGREEN TAX-STRATEGIC FOUNDATION     For the nine-month period ended March 31, 1998; for the three-month period ended March 31,
FUND - Class B                         1997; for the fiscal year ended December 31, 1996 and for the period January 6, 1995
                                       (Commencement of Operations) through December 31, 1995.

EVERGREEN TAX-STRATEGIC FOUNDATION     For the nine-month period ended March 31, 1998; for the three-month period ended March 31,
FUND - Class C                         1997; for the fiscal year ended December 31, 1996 and for the period March 3, 1995
                                       (Commencement of Operations) through December 31, 1995.

EVERGREEN TAX-STRATEGIC FOUNDATION      For the nine-month period ended March 31, 1998; for the three-month period ended March 31,
FUND - Class Y                          1997; for the three fiscal years ended December 31, 1996, and for the period November
                                        2, 1993 (Commencement of Operations) through December 31, 1993.

EVERGREEN AMERICAN RETIREMENT           For the nine-month period ended March 31, 1998; for the three-month period ended March 31,
FUND - Class A                          1997; for the fiscal year ended December 31, 1996 and for the period January 3, 1995
                                        (Commencement of Operations) through December 31, 1995.

EVERGREEN AMERICAN RETIREMENT           For the nine-month period ended March 31, 1998; for the three-month period ended March 31,
FUND - Class B                          1997; for the fiscal year ended December 31, 1996 and for the period January 3, 1995
                                        (Commencement of Operations) through December 31, 1995.

EVERGREEN AMERICAN RETIREMENT           For the nine-month period ended March 31, 1998; for the three-month period ended March 31,
FUND - Class C                          1997; for the fiscal year ended December 31, 1996 and for the period January 3, 1995
                                        (Commencement of Operations) through December 31, 1995.

EVERGREEN AMERICAN RETIREMENT           For the nine-month period ended March 31, 1998; for the three-month period ended March 31,
FUND - Class Y                          1997; for the eight fiscal years ended December 31, 1996, and for the period March
                                        14, 1988 (Commencement of Operations) through December 31, 1988.

EVERGREEN BALANCED FUND - Class A       For the period January 20, 1998 (Commencement of Operations) through March 31, 1998.

EVERGREEN BALANCED FUND - Class B       For the nine-month period ended March 31, 1998, and for the ten fiscal years ended
                                        June 30, 1997.

EVERGREEN BALANCED FUND - Class C       For the period January 22, 1998 (Commencement of Operations) through March 31, 1998.

EVERGREEN BALANCED FUND - Class Y       For the period January 26, 1998 (Commencement of Operations) through March 31, 1998.


     The financial statements listed below are incorporated by reference in Part B of this Amendment to the Registration Statement:

     Schedule  of   Investments   of  Evergreen   Foundation   Fund,   Evergreen
Tax-Strategic Foundation Fund, Evergreen American Retirement Fund and Evergreen Balanced Fund as of March 31, 1998.

     Financial Highlights for the years and periods indicated in Part A.

     Statement of Assets and Liabilities of Evergreen Foundation Fund, Evergreen Tax-Strategic Foundation Fund, Evergreen American Retirement Fund and Evergreen Balanced Fund as of March 31, 1998.

     Statement of Operations of Evergreen Foundation Fund, Evergreen Tax-Strategic Foundation Fund and Evergreen American Retirement Fund for the year ended March 31, 1998 and of Evergreen Balanced Fund for the nine-month period ended March 31, 1998 and for the year ended June 30, 1997.

     Statement of Changes in Net Assets of Evergreen Foundation Fund, Evergreen Tax-Strategic Foundation Fund and Evergreen American Retirement Fund for the year ended March 31, 1998, the three-month period ended March 31, 1997 and the fiscal year ended December 31, 1996 and Evergreen Balanced Fund for the nine-month period ended March 31, 1998 and for the two fiscal years ended June 30, 1997.

     Notes to Financial Statements of Evergreen Foundation Fund, Evergreen Tax-Strategic Foundation Fund, Evergreen American Retirement Fund and Evergreen Balanced Fund as of March 31, 1998.

     Independent Auditors' Report for Evergreen Foundation Fund, Evergreen Tax-Strategic Foundation Fund, Evergreen American Retirement Fund and Evergreen Balanced Fund as of March 31, 1998, dated May 1, 1998.

     The information required by this item for Evergreen Aggressive Growth Fund, Evergreen Fund, Evergreen Micro Cap Fund, Evergreen Omega Fund, Evergreen Small Company Growth Fund, Evergreen Strategic Growth Fund and Evergreen Tax Strategic Equity Fund is contained in Registration Statement Nos. 333-42195/ 811-08553 filed on June 12, 1998.

     The information required by this item for Evergreem Fund for Total Return, Evergreen Growth and Income Fund, Evergreen Income and Growth Fund, Evergreen Small Cap Equity Income Fund, Evergreen Value Fund, Evergreen Utility Fund and Evergreen Blue Chip Fund is contained in Registration Statement Nos. 333-42195/ 811-08553 filed on December 12, 1997.

     The information required by this item for Evergreen Stock Selector (formerly Core Stock) Fund is contained in Registration Statement Nos. 333-42195/811-08553 filed on March 12, 1998.

Item 24(b).    Exhibits

Exhibit
Number    Description                                            Location
-------   -----------                                            -----------
1         Declaration of Trust                                   Incorporated by reference to
                                                                 Registrant's Registration Statement
                                                                 Filed on October 8, 1997

2         By-laws                                                Incorporated by reference to
                                                                 Registrant's Registration Statement
                                                                 Filed on October 8, 1997

3         Not applicable

4 Provisions of instruments defining the rights of holders of the securities being registered are contained in the Declaration of Trust
          Articles II, III.(6)(c), VI.(3), IV.(8), V, VI,
          VII, VIII and By-laws Articles II, III and VIII included as part of Exhibits 1 and 2 of this Registration Statement

5(a)      Investment Advisory and Management                     Incorporated by reference to
          Agreement between the Registrant and First             Registrant's Post-Effective Amendment No. 4
          Union National Bank                                    to Registrant's Registration Statement
                                                                 Filed on March 12, 1998 ("Post-Effective
                                                                 Amendment No.4")

5(b)      Investment Advisory and Management                     Incorporated by reference to
          Agreement between the Registrant and Evergreen         Registrant's Post-Effective Amendment No. 5
          Asset Management Corp.                                 to Registrant's Registration Statement
                                                                 Filed on June 12, 1998 ("Post-Effective
                                                                 Amendment No.5")

5(c)      Investment Advisory and Management                     Incorporated by reference to
          Agreement between the Registrant and Keystone          Post-Effective Amendment No. 4
          Investment Management Company

6(a)      Class A and Class C Principal Underwriting             Incorporated by reference to
          Agreement between the Registrant and Evergreen         Post-Effective Amendment No. 4
          Distributor, Inc.

6(b)      Class B Principal Underwriting Agreement               Incorporated by reference to
          between the Registrant and Evergreen Investment        Post-Effective Amendment No. 4
          Services, Inc. (B-1)

6(c)      Class B Principal Underwriting Agreement               Incorporated by reference to
          between the Registrant and Evergreen Distributor,      Post-Effective Amendment No. 4
          Inc. (B-2)

6(d)      Class B Principal Underwriting Agreement               Incorporated by reference to
          between the Registrant and Evergreen Distributor,      Post-Effective Amendment No. 4
          Inc. (Evergreen/KCF)

6(e)      Class Y Principal Underwriting Agreement               Incorporated by reference to
          between the Registrant and Evergreen Distributor,      Post-Effective Amendment No. 4
          Inc.

6(f)      Principal Underwriting Agreement between               Filed herein
          the Registrant and Kokusai Securities Company
          Limited

6(g)      Specimen copy of Dealer Agreement used by              Incorporated by reference to
          Evergreen Distributor, Inc.                            Registrant's Pre-Effective Amendment No. 1
                                                                 Filed on November 10, 1997

6(h)      Form of Principal Underwriting Agreement between       Filed herein
          the Registrant and Nomura Securities Company

7         Form of Deferred Compensation Plan                     Incorporated by reference to
                                                                 Registrant's Pre-Effective Amendment No. 1
                                                                 Filed on November 10, 1997

8         Custodian Agreement between the Registrant             Incoporated by reference to
          and State Street Bank and Trust Company                Post-Effective Amendment No. 4

9(a)      Administration Agreement between Evergreen             Incoporated by reference to
          Investment Services, Inc. and the Registrant           Post-Effective Amendment No. 4

9(b)      Master Transfer and Recordkeeping Agreement            Incoporated by reference to
          between the Registrant and Evergreen Service           Post-Effective Amendment No. 4
          Company

10        Opinion and Consent of Sullivan & Worcester LLP        Incoporated by reference to
                                                                 Registrant's Post-Effective Amendment No. 2
                                                                 Filed on December 12, 1997
11(a)     Consent of KPMG Peat Marwick LLP

12        Not applicable

13        Not applicable

14        Not applicable

15(a)     Distribution Plan of Class A shares                    Incoporated by reference to
                                                                 Post-Effective Amendment No. 4

15(b)     Distribution Plan of Class B shares                    Incoporated by reference to
          (KAF B-1)                                              Post-Effective Amendment No. 4

15(c)     Distribution Plan of Class B shares                    Incoporated by reference to
          (KAF B-2)                                              Post-Effective Amendment No. 4

15(d)     Distribution Plan for Class B shares                   Incoporated by reference to
          (KCF/Evergreen)                                        Post-Effective Amendment No. 4

15(d)     Distribution Plan for Class C shares                   Incoporated by reference to
                                                                 Post-Effective Amendment No. 4

16(a)     Calculation of Yield - Foundation/Class A              Filed herein
          Calculation of Performance - Foundation/Class A
          Calculation of Yield - Foundation/Class B
          Calculation of Performance - Foundation/Class B
          Calculation of Yield - Foundation/Class C
          Calculation of Performance - Foundation/Class C
          Calculation of Yield - Foundation/Class Y
          Calculation of Performance - Foundation/Class Y

16(e)     Calculation of Yield - Tax Strategic/Class A-Y         Filed herein
          Calculation of Performance - Tax Strategic/Class A
          Calculation of Performance - Tax Strategic/Class B
          Calculation of Performance - Tax Strategic/Class C
          Calculation of Performance - Tax Strategic/Class Y

16(i)     Calculation of Yield - American Retirement/Class A     Filed herein
          Calculation of Performance -AmRet/Class A
          Calculation of Yield - American Retirement/Class B
          Calculation of Performance -AmRet/Class B
          Calculation of Yield - American Retirement/Class C
          Calculation of Performance - AmRet/Class C
          Calculation of Yield - American Retirement/Class y
          Calculation of Performance - AmREt/Class Y

16(m)     Calculation of Yield - Balanced/Class A                Filed herein
          Calculation of Performance - Balanced/Class A
          Calculation of Yield - Balanced/Class B
          Calculation of Performance - Balanced/Class B
          Calculation of Yield - Balanced/Class C
          Calculation of Performance - Balanced/Class C
          Calculation of Yield - Balanced/Class Y
          Calculation of Performance - Balanced/Class Y

17(a)(i)  Financial Data Schedule - Foundation/Class A           Filed herein

17(a)(ii)  Financial Data Schedule - Foundation/Class B          Filed herein

17(a)(iii)  Financial Data Schedule - Foundation/Class C         Filed herein

17(a)(iv)  Financial Data Schedule - Foundation/Class Y          Filed herein

17(b)(i)  Financial Data Schedule - Tax-Strategic/Class A        Filed herein

17(b)(ii)  Financial Data Schedule - Tax-Strategic/Class B       Filed herein

17(b)(iii)  Financial Data Schedule - Tax-Strategic/Class C      Filed herein

17(b)(iv)  Financial Data Schedule - Tax-Strategic/Class Y       Filed herein

17(c)(i)  Financial Data Schedule - American Retirement/Class A  Filed herein

17(c)(ii)  Financial Data Schedule - American Retirement/Class B Filed herein

17(c)(iii)  Financial Data Schedule - American Retirement/Class C  Filed herein

17(c)(iv)  Financial Data Schedule - American Retirement/Class Y   Filed herein

17(d)(i)  Financial Data Schedule - Balanced/Class A             Filed herein

17(d)(ii)  Financial Data Schedule - Balanced/Class B            Filed herein

17(d)(iii)  Financial Data Schedule - Balanced/Class C           Filed herein

17(d)(iv)  Financial Data Schedule - Balanced/Class Y            Filed herein

18        Multiple Class Plan                                    Incoporated by reference to
                                                                 Registrant's Pre-Effective Amendment No. 1
                                                                 Filed on November 10, 1997

19        Powers of Attorney                                     Incoporated herein

Item 25.       Persons Controlled by or Under Common Control with Registrant.

     None

Item 26.       Number of Holders of Securities (as of July 1, 1998)

                                                                 NUMBER OF
     TITLE OF CLASS                                              RECORD HOLDERS
     --------------                                              --------------
     Evergreen Foundation Fund
     Class A                                                     22,096
     Class B                                                     85,914
     Class C                                                      2,026
     Class Y                                                     13,857

     Evergreen Tax-Strategic Foundation Fund
     Class A                                                      2,418
     Class B                                                      7,601
     Class C                                                        754
     Class Y                                                        226

     Evergreen American Retiremnent Fund
     Class A                                                      2,042
     Class B                                                     11,597
     Class C                                                        156
     Class Y                                                        906

     Evergreen Balanced Fund
     Class A                                                     53,928
     Class B                                                     32,832
     Class C                                                        105
     Class Y                                                         52

Item 27.       Indemnification.

     Provisions for the indemnification of the Registrant's Trustees and officers are contained the Registrant's Declaration of Trust.

     Provisions for the indemnification of the Registrant's Investment Advisors are contained in their respective Investment Advisory and Management Agreements.

     Provisions for the indemnification of Evergreen Distributor, Inc., the Registrant's principal underwriter, are contained in each Principal Underwriting Agreement between Evergreen Distributor, Inc. and the Registrant.

Item 28.       Business or Other Connections of Investment Adviser.

     The Directors and principal executive officers of First Union National Bank are:

Edward E. Crutchfield, Jr.         Chairman and Chief Executive Officer,
                                   First Union Corporation; Chief Executive
                                   Officer and Chairman, First Union National
                                   Bank

Anthony P. Terracciano             President, First Union Corporation; President
                                   First Union National Bank

John R. Georgius                   Vice Chairman, First Union Corporation;
                                   Vice Chairman, First Union National Bank

Marion A. Cowell, Jr.              Executive Vice President, Secretary &
                                   General Counsel, First Union Corporation;
                                   Secretary and Executive Vice President,
                                   First Union National Bank

Robert T. Atwood                   Executive Vice President and Chief Financial
                                   Officer, First Union Corporation; Chief
                                   Financial Officer and Executive Vice
                                   President

     All of the above persons are located at the following address: First Union National Bank, One First Union Center, Charlotte, NC 28288.

     The  information  required  by this item with  respect to  Evergreen  Asset
Management Corp. is incorporated by reference to the Form ADV (File No. 801-46522) of Evergreen Asset Management Corp.

     The information required by this item with respect to Keystone Investment Management Company is incorporated by reference to the Form ADV (File No. 801-8327) of Keystone Investment Management Company.

Item 29.       Principal Underwriters.

     The Directors and principal executive officers of Evergreen Distributor, Inc. are:

Lynn C. Mangum                     Director, Chairman and Chief Executive
                                   Officer

Robert J. McMullan                 Director, Executive Vice President and
                                   Treasurer

J. David Huber                     President

Kevin J. Dell                      Vice President, General Counsel and Secretary

     All of the above persons are located at the following address: Evergreen Distributor, Inc., 125 West 55th Street, New York, New York 10019.

     Evergreen Distributor, Inc. acts as principal underwriter for each registered investment company or series thereof that is a part of the Evergreen Keystone "fund complex" as such term is defined in Item 22(a) of Schedule 14A under the Securities Exchange Act of 1934.

Item 30.       Location of Accounts and Records.

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

     Evergreen Investment Services, Inc., Evergreen Service Company and Keystone Investment Management Company, all located at 200 Berkeley Street, Boston, Massachusetts 02110

     First Union National Bank, One First Union Center, 301 S. College Street, Charlotte, North Carolina 28288

     Evergreen Asset Management Corp., 2500 Westchester Avenue, Purchase, New York 10577

     Meridian Investment Company, 55 Valley Stream Parkway,
     Malvern, Pennsylvania 19355

     Iron Mountain, 3431 Sharp Slot Road, Swansea, Massachusetts 02777

     State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, Massachusetts 02171

Item 31.       Management Services.

     Not Applicable


Item 32.       Undertakings.

     The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Columbus, and State of Ohio, on the 30th day of January, 1998.

                                         EVERGREEN EQUITY TRUST

                                         By: /s/ William J. Tomko
                                             -----------------------------
                                             Name: William J. Tomko
                                             Title: President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities indicated on the 30th day of January, 1998.

/s/William J. Tomko                     /s/ Laurence B. Ashkin            /s/ Charles A. Austin, III
-------------------------               -----------------------------     --------------------------------
William J. Tomko                        Laurence B. Ashkin*               Charles A. Austin III*
President amd Treasurer (Principal      Trustee                           Trustee
  Financial and Accounting Officer)

/s/ K. Dun Gifford                      /s/ James S. Howell               /s/ William Walt Pettit
----------------------------            ----------------------------      --------------------------------
K. Dun Gifford*                         James S. Howell*                  William Walt Pettit*
Trustee                                 Trustee                           Trustee

/s/Gerald M. McDonnell                  /s/ Thomas L. McVerry              /s/ Michael S. Scofield
-------------------------------         -----------------------------      --------------------------------
Gerald M. McDonell*                     Thomas L. McVerry*                 Michael S. Scofield*
Trustee                                 Trustee                            Trustee

/s/ David M. Richardson                 /s/ Russell A. Salton, III MD
------------------------------          -------------------------------
David M. Richardson*                    Russell A. Salton, III MD*
Trustee                                 Trustee

/s/ Richard J. Shima
------------------------------
Richard J. Shima*
Trustee


*By: /s/ Maureen E. Towle
-------------------------------
Maureen E. Towle
Attorney-in-Fact


     *Maureen E. Towle, by signing her name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                               INDEX TO EXHIBITS

Exhibit
Number         Exhibit
-------        -------
6(f) Principal Underwriting Agreement between the Registrant and Kokusai Securities Company
          Limited

6(h) Form of Principal Underwriting Agreement between the Registrant and Nomura Securities Company

11(a)     Consent of KPMG Peat Marwick LLP

6(a)     Calculation of Yield - Foundation/Class A
         Calculation of Performance - Foundation/Class A
         Calculation of Yield - Foundation/Class B
         Calculation of Performance - Foundation/Class B
         Calculation of Yield - Foundation/Class C
         Calculation of Performance - Foundation/Class C
         Calculation of Yield - Foundation/Class Y
         Calculation of Performance - Foundation/Class Y

16(e) Calculation of Yield - Tax Strategic/Class A-Y Calculation of Performance - Tax Strategic/Class A Calculation of Performance - Tax Strategic/Class B Calculation of Performance - Tax Strategic/Class C Calculation of Performance - Tax Strategic/Class Y

16(i) Calculation of Yield - American Retirement/Class A Calculation of Performance - AmRet/Class A Calculation of Yield - American Retirement/Class B Calculation of Performance -AmREt/Class B Calculation of Yield - American Retirement/Class C Calculation of Performance - AmRet/Class C Calculation of Yield - American Retirement/Class Y Calculation of Performance - AmRet/Class Y

16(m)     Calculation of Yield - Balanced/Class A
          Calculation of Performance - Balanced/Class A
          Calculation of Yield - Balanced/Class B
          Calculation of Performance - Balanced/Class B
          Calculation of Yield - Balanced/Class C
          Calculation of Performance - Balanced/Class C
          Calculation of Yield - Balanced/Class Y
          Calculation of Performance - Balanced/Class Y

17(a)(i)  Financial Data Schedule - Foundation/Class A

17(a)(ii)  Financial Data Schedule - Foundation/Class B

17(a)(iii)  Financial Data Schedule - Foundation/Class C

17(a)(iv)  Financial Data Schedule - Foundation/Class Y

17(b)(i)  Financial Data Schedule - Tax-Strategic/Class A

17(b)(ii)  Financial Data Schedule - Tax-Strategic/Class B

17(b)(iii)  Financial Data Schedule - Tax-Strategic/Class C

17(b)(iv)  Financial Data Schedule - Tax-Strategic/Class Y

17(c)(i)  Financial Data Schedule - American Retirement/Class A

17(c)(ii)  Financial Data Schedule - American Retirement/Class B

17(c)(iii)  Financial Data Schedule - American Retirement/Class C

17(c)(iv)  Financial Data Schedule - American Retirement/Class Y

17(d)(i)  Financial Data Schedule - Balanced/Class A

17(d)(ii)  Financial Data Schedule - Balanced/Class B

17(d)(iii)  Financial Data Schedule - Balanced/Class C

17(d)(iv)  Financial Data Schedule - Balanced/Class Y

19        Powers of Attorney